UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                              Registrant is making a filing for 20 of its series, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund. Each series had a July 31 fiscal year end except Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund, which had a January 31, fiscal year end.

Date of reporting period:                             October 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.25%

Consumer Discretionary : 27.01%

Auto Components : 1.41%
Delphi Automotive plc	130,820	$7,482,904

Distributors : 0.84%
LKQ Corporation †	135,356	4,470,809

Hotels, Restaurants & Leisure : 1.95%
Starbucks Corporation	127,274	10,315,558

Internet & Catalog Retail : 6.29%
Amazon.com Incorporated †	47,230	17,193,137
Netflix Incorporated †	15,580	5,024,238
priceline.com Incorporated †	10,520	11,086,292
		33,303,667

Media : 8.29%
CBS Corporation Class B	138,470	8,189,116
Discovery Communications Incorporated Class A †	107,690	9,575,795
Liberty Global plc Class A †	34,337	2,690,991
Liberty Global plc Class C †	86,593	6,482,352
Sirius XM Radio Incorporated	2,440,200	9,199,554
Viacom Incorporated Class B	93,020	7,747,636
		43,885,444

Specialty Retail : 6.89%
Best Buy Company Incorporated	201,290	8,615,212
Home Depot Incorporated	148,440	11,561,992
TJX Companies Incorporated	168,690	10,254,665
ULTA Salon Cosmetics & Fragrance Incorporated †	46,841	6,035,463
		36,467,332

Textiles, Apparel & Luxury Goods : 1.34%
Michael Kors Holdings Limited †	91,940	7,074,783

Consumer Staples : 2.76%

Beverages : 2.76%
Constellation Brands Incorporated Class A †	224,030	14,629,159

Energy : 2.74%

Oil, Gas & Consumable Fuels : 2.74%
Antero Resources Corporation †	93,979	5,308,874
Pioneer Natural Resources Company	44,860	9,186,431
		14,495,305

Financials : 6.06%

Capital Markets : 1.92%
Affiliated Managers Group Incorporated †	33,352	6,585,019
Ameriprise Financial Incorporated	35,710	3,590,283
		10,175,302

Diversified Financial Services : 2.41%
IntercontinentalExchange Incorporated †	66,080	12,735,598

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Security name	Shares	Value
Insurance : 1.73%
Aon plc	115,850	$9,162,577

Health Care : 15.46%

Biotechnology : 8.49%
Amgen Incorporated	92,905	10,776,980
Biogen Idec Incorporated †	43,100	10,524,589
Celgene Corporation †	59,320	8,808,427
Gilead Sciences Incorporated †	208,920	14,831,231
		44,941,227

Health Care Equipment & Supplies : 1.40%
Boston Scientific Corporation †	631,200	7,378,728

Health Care Providers & Services : 2.27%
Cardinal Health Incorporated	95,910	5,626,081
McKesson Corporation	40,900	6,394,306
		12,020,387

Pharmaceuticals : 3.30%
Actavis plc †	58,060	8,974,915
Novartis AG ADR	64,800	5,025,240
Shire plc ADR	26,100	3,473,910
		17,474,065

Industrials : 12.33%

Aerospace & Defense : 1.93%
Precision Castparts Corporation	40,331	10,221,892

Airlines : 1.51%
Delta Air Lines Incorporated	302,530	7,980,741

Building Products : 1.36%
Fortune Brands Home & Security Incorporated	167,110	7,199,099

Electrical Equipment : 1.36%
Eaton Corporation plc	101,970	7,195,003

Machinery : 0.86%
Cummins Incorporated	35,971	4,569,036

Road & Rail : 2.77%
Hertz Global Holdings Incorporated †	268,050	6,154,428
Kansas City Southern	70,030	8,510,046
		14,664,474

Trading Companies & Distributors : 2.54%
United Rentals Incorporated †	110,430	7,132,674
W.W. Grainger Incorporated	23,529	6,328,595
		13,461,269

Information Technology : 28.55%

Computers & Peripherals : 4.26%
Apple Incorporated	43,225	22,578,579

2

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name			Shares	Value
Internet Software & Services : 9.35%
Baidu Incorporated ADR †			24,400	$3,925,960
Facebook Incorporated Class A †			242,610	12,193,579
Google Incorporated Class A †			20,780	21,415,452
LinkedIn Corporation Class A †			35,820	8,011,859
MercadoLibre Incorporated «			29,250	3,938,074
				49,484,924

IT Services : 8.35%
Alliance Data Systems Corporation †			49,000	11,615,940
MasterCard Incorporated Class A			18,018	12,920,708
Vantiv Incorporated Class A †			253,090	6,959,975
Visa Incorporated Class A			64,520	12,689,148
				44,185,771

Semiconductors & Semiconductor Equipment : 2.71%
ARM Holdings plc			162,420	7,664,600
ASML Holding NV			70,450	6,667,388
				14,331,988

Software : 3.88%
Adobe Systems Incorporated †			127,490	6,909,958
Salesforce.com Incorporated †			131,880	7,037,117
ServiceNow Incorporated †			120,730	6,593,065
				20,540,140

Materials : 1.34%

Chemicals : 1.34%
Monsanto Company			67,520	7,081,494

Total Common Stocks (Cost $380,885,466)				509,507,255

		Yield

Short-Term Investments : 3.22%

Investment Companies : 3.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	16,658,220	16,658,220
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	382,200	382,200

Total Short-Term Investments (Cost $17,040,420)				17,040,420

Total investments in securities (Cost $397,925,886)*	99.47%			526,547,675
Other assets and liabilities, net	0.53			2,789,007

Total net assets	100.00%			$529,336,682

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund

*	Cost for federal income tax purposes is $398,549,858 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$128,643,972
Gross unrealized depreciation	(646,155)

Net unrealized appreciation	$127,997,817

4

Wells Fargo Advantage Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$509,507,255	$0	$0	$509,507,255

Short-term investments
Investment companies	16,658,220	382,200	0	17,040,420

	$526,165,475	$382,200	$0	$526,547,675

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.03%

Consumer Discretionary : 12.16%

Auto Components : 0.49%
Dana Holding Corporation	23,443	$459,478
The Goodyear Tire & Rubber Company	78,238	1,641,433
		2,100,911

Automobiles : 1.06%
Ford Motor Company	268,240	4,589,586

Diversified Consumer Services : 0.14%
Apollo Group Incorporated Class A †	23,337	622,865

Hotels, Restaurants & Leisure : 0.71%
Chipotle Mexican Grill Incorporated †	1,955	1,030,226
Starbucks Corporation	24,980	2,024,629
		3,054,855

Household Durables : 0.28%
Pulte Homes Incorporated	26,582	469,172
Whirlpool Corporation	4,907	716,471
		1,185,643

Media : 3.95%
Comcast Corporation Class A	146,529	6,971,850
DIRECTV Group Incorporated †	50,580	3,160,744
Gannett Company Incorporated	24,620	681,235
News Corporation Class A †	29,255	514,888
Time Warner Incorporated	35,390	2,432,709
Walt Disney Company	48,106	3,299,591
		17,061,017

Multiline Retail : 1.98%
Dollar General Corporation †	15,781	911,826
Family Dollar Stores Incorporated	30,856	2,125,361
Macy’s Incorporated	48,656	2,243,528
Target Corporation	50,230	3,254,402
		8,535,117

Specialty Retail : 3.55%
Abercrombie & Fitch Company Class A	10,806	405,009
Bed Bath & Beyond Incorporated †	13,437	1,038,949
Best Buy Company Incorporated	34,392	1,471,978
Gap Incorporated	19,874	735,139
Home Depot Incorporated	83,884	6,533,725
Lowe’s Companies Incorporated	48,492	2,413,932
PetSmart Incorporated	20,341	1,480,011
Staples Incorporated	77,356	1,246,979
		15,325,722

Consumer Staples : 9.86%

Beverages : 1.00%
Coca-Cola Enterprises Incorporated	14,262	595,153
Dr Pepper Snapple Group Incorporated	18,094	856,751
Molson Coors Brewing Company	19,663	1,061,802

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Beverages (continued)
Monster Beverage Corporation †	26,941	$1,541,833
PepsiCo Incorporated	2,986	251,093
		4,306,632

Food & Staples Retailing : 3.51%
CVS Caremark Corporation	90,131	5,611,556
Safeway Incorporated	76,023	2,653,203
The Kroger Company	95,787	4,103,515
Wal-Mart Stores Incorporated	35,855	2,751,871
		15,120,145

Food Products : 2.14%
Archer Daniels Midland Company	109,795	4,490,616
Kraft Foods Group Incorporated	23,106	1,256,504
The Hershey Company	12,524	1,242,882
Tyson Foods Incorporated Class A	80,734	2,233,910
		9,223,912

Household Products : 0.84%
Procter & Gamble Company	45,130	3,644,248

Personal Products : 1.07%
Avon Products Incorporated	73,026	1,277,955
Herbalife Limited «	51,486	3,337,323
		4,615,278

Tobacco : 1.30%
Altria Group Incorporated	54,986	2,047,129
Lorillard Incorporated	70,173	3,579,525
		5,626,654

Energy : 9.53%
Energy Equipment & Services : 1.16%
Halliburton Company	40,357	2,140,132
Schlumberger Limited	30,675	2,874,861
		5,014,993

Oil, Gas & Consumable Fuels : 8.37%
Anadarko Petroleum Corporation	21,708	2,068,555
Chesapeake Energy Corporation	32,411	906,212
Chevron Corporation	81,749	9,806,610
ConocoPhillips Company	63,301	4,639,963
EOG Resources Incorporated	7,891	1,407,754
Exxon Mobil Corporation	97,844	8,768,779
Kinder Morgan Incorporated	67,938	2,398,891
Marathon Petroleum Corporation	36,621	2,624,261
Murphy Oil Corporation	3,332	200,986
Phillips 66	33,802	2,177,863
Valero Energy Corporation	26,344	1,084,582
		36,084,456

Financials : 15.65%

Capital Markets : 1.61%
Bank of New York Mellon Corporation	83,684	2,661,151

2

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
E*TRADE Financial Corporation †	59,915	$1,013,163
Goldman Sachs Group Incorporated	6,250	1,005,375
State Street Corporation	32,194	2,255,834
		6,935,523

Commercial Banks : 1.53%
Fifth Third Bancorp	69,340	1,319,540
Huntington Bancshares Incorporated	30,315	266,772
PNC Financial Services Group Incorporated	25,879	1,902,883
Regions Financial Corporation	239,678	2,308,099
SunTrust Banks Incorporated	23,514	791,011
		6,588,305

Consumer Finance : 0.37%
Discover Financial Services	30,660	1,590,641

Diversified Financial Services : 6.31%
Bank of America Corporation	330,989	4,620,606
Berkshire Hathaway Incorporated Class B †	79,421	9,139,769
Citigroup Incorporated	133,304	6,502,569
JPMorgan Chase & Company	118,859	6,125,993
McGraw-Hill Financial Incorporated	11,944	832,258
		27,221,195

Insurance : 3.37%
ACE Limited	22,716	2,168,015
AFLAC Incorporated	19,585	1,272,633
Allstate Corporation	40,810	2,165,379
American Financial Group Incorporated	34,861	1,961,280
American International Group Incorporated	20,629	1,065,488
Genworth Financial Incorporated †	46,161	670,719
Lincoln National Corporation	13,160	597,596
MetLife Incorporated	54,931	2,598,786
The Travelers Companies Incorporated	9,609	829,257
XL Group plc	40,144	1,227,202
		14,556,355

REITs : 2.46%
Equity Residential	7,135	373,589
HCP Incorporated	42,616	1,768,564
Host Hotels & Resorts Incorporated	193,948	3,597,735
Simon Property Group Incorporated	26,602	4,111,339
Ventas Incorporated	11,801	769,897
		10,621,124

Health Care : 14.02%

Biotechnology : 1.32%
Alexion Pharmaceuticals Incorporated †	5,917	727,495
Amgen Incorporated	27,899	3,236,284
Celgene Corporation †	11,778	1,748,915
		5,712,694

Health Care Equipment & Supplies : 2.23%
Abbott Laboratories	45,134	1,649,648
Boston Scientific Corporation †	234,645	2,743,000
Covidien plc	16,956	1,087,049
Medtronic Incorporated	72,160	4,141,984
		9,621,681

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Health Care Providers & Services : 3.29%
Aetna Incorporated	38,566	$2,418,088
AmerisourceBergen Corporation	43,750	2,858,188
Cigna Corporation	10,723	825,457
Humana Incorporated	14,675	1,352,301
McKesson Corporation	21,597	3,376,475
UnitedHealth Group Incorporated	37,175	2,537,566
WellPoint Incorporated	9,670	820,016
		14,188,091

Life Sciences Tools & Services : 0.17%
Agilent Technologies Incorporated	4,932	250,348
Thermo Fisher Scientific Incorporated	4,925	481,567
		731,915

Pharmaceuticals : 7.01%
AbbVie Incorporated	45,437	2,201,423
Bristol-Myers Squibb Company	54,398	2,856,983
Eli Lilly & Company	44,336	2,208,820
Johnson & Johnson	109,508	10,141,536
Merck & Company Incorporated	89,593	4,039,748
Pfizer Incorporated	286,837	8,800,159
		30,248,669

Industrials : 10.58%

Aerospace & Defense : 4.18%
General Dynamics Corporation	9,287	804,533
L-3 Communications Holdings Incorporated	31,332	3,147,299
Lockheed Martin Corporation	23,956	3,194,293
Northrop Grumman Corporation	41,339	4,444,356
Raytheon Company	32,025	2,637,899
The Boeing Company	29,166	3,806,163
		18,034,543

Air Freight & Logistics : 0.46%
FedEx Corporation	15,108	1,979,148

Airlines : 0.36%
Southwest Airlines Company	89,864	1,547,458

Commercial Services & Supplies : 1.13%
Pitney Bowes Incorporated «	50,390	1,075,323
RR Donnelley & Sons Company «	97,134	1,803,778
The ADT Corporation	14,795	641,659
Tyco International Limited	37,180	1,358,929
		4,879,689

Construction & Engineering : 1.00%
Fluor Corporation	50,314	3,734,305
Quanta Services Incorporated †	19,726	595,922
		4,330,227

4

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Industrial Conglomerates : 1.97%
General Electric Company	324,462	$8,481,437

Machinery : 0.86%
Caterpillar Incorporated	29,932	2,495,132
Deere & Company	8,877	726,494
Illinois Tool Works Incorporated	5,893	464,309

		3,685,935

Road & Rail : 0.62%
CSX Corporation	81,503	2,123,968
Ryder System Incorporated	8,657	569,890

		2,693,858

Information Technology : 17.14%

Communications Equipment : 2.62%
Cisco Systems Incorporated	194,520	4,376,700
Harris Corporation	6,904	427,772
Juniper Networks Incorporated †	19,726	367,693
QUALCOMM Incorporated	88,271	6,132,186

		11,304,351

Computers & Peripherals : 5.01%
Apple Incorporated	22,457	11,730,414
EMC Corporation	36,645	882,045
Hewlett-Packard Company	72,791	1,773,917
NetApp Incorporated	10,849	421,050
SanDisk Corporation	19,907	1,383,537
Seagate Technology plc	54,979	2,676,378
Western Digital Corporation	39,621	2,758,810

		21,626,151

Electronic Equipment, Instruments & Components : 0.38%
Corning Incorporated	65,488	1,119,190
Jabil Circuit Incorporated	24,555	512,217

		1,631,407

Internet Software & Services : 1.61%
Google Incorporated Class A †	3,929	4,049,149
Yahoo! Incorporated †	87,634	2,885,788

		6,934,937

IT Services : 2.35%
Accenture plc	17,152	1,260,672
Computer Sciences Corporation	44,166	2,175,617
International Business Machines Corporation	10,718	1,920,773
Leidos Holdings Incorporated	42,916	2,020,914
Western Union Company	163,561	2,783,808

		10,161,784

Office Electronics : 0.44%
Xerox Corporation	190,149	1,890,081

Semiconductors & Semiconductor Equipment : 1.28%
Amkor Technology Incorporated †	70,925	376,612
Intel Corporation	185,079	4,521,480
NVIDIA Corporation	41,426	628,847

		5,526,939

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Software : 3.45%
Microsoft Corporation	215,256	$7,609,300
Oracle Corporation	181,078	6,066,113
Symantec Corporation	52,843	1,201,650

		14,877,063

Materials : 2.48%

Chemicals : 1.49%
CF Industries Holdings Incorporated	2,735	589,666
LyondellBasell Industries NV Class A	31,996	2,386,902
The Dow Chemical Company	87,784	3,464,834

		6,441,402

Containers & Packaging : 0.37%
Avery Dennison Corporation	15,428	726,967
Owens-Illinois Incorporated †	12,933	411,140
Sealed Air Corporation	14,795	446,513

		1,584,620

Metals & Mining : 0.22%
United States Steel Corporation «	37,489	933,101

Paper & Forest Products : 0.40%
International Paper Company	38,633	1,723,418

Telecommunication Services : 3.56%

Diversified Telecommunication Services : 3.48%
AT&T Incorporated	230,949	8,360,354
Verizon Communications Incorporated	132,119	6,673,331

		15,033,685

Wireless Telecommunication Services : 0.08%
Sprint Corporation †	50,940	342,826

Utilities : 4.05%

Electric Utilities : 2.11%
American Electric Power Company Incorporated	18,741	877,828
Edison International	17,387	852,485
Entergy Corporation	15,562	1,007,173
Exelon Corporation	133,198	3,801,471
PPL Corporation	84,433	2,586,183

		9,125,140

Gas Utilities : 0.24%
AGL Resources Incorporated	21,281	1,018,509

Independent Power Producers & Energy Traders : 0.32%
AES Corporation	96,514	1,359,882

Multi-Utilities : 1.38%
Ameren Corporation	18,722	677,362

6

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
DTE Energy Company			15,806	$1,092,827
PG&E Corporation			32,127	1,344,515
Public Service Enterprise Group Incorporated			84,690	2,837,115

				5,951,819

Total Common Stocks (Cost $272,531,705)				427,227,637

		Yield

Short-Term Investments : 2.64%

Investment Companies : 2.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	4,382,893	4,382,893
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	7,026,169	7,026,169

Total Short-Term Investments (Cost $11,409,062)				11,409,062

Total investments in securities (Cost $283,940,767)*	101.67%			438,636,699
Other assets and liabilities, net	(1.67)			(7,215,339)

Total net assets	100.00%			$431,421,360

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $284,925,942 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$156,588,039
Gross unrealized depreciation	(2,877,282)

Net unrealized appreciation	$153,710,757

7

Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$427,227,637	$0	$0	$427,227,637

Short-term investments
Investment companies	4,382,893	7,026,169	0	11,409,062

	$431,610,530	$7,026,169	$0	$438,636,699

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.00%

Consumer Discretionary : 26.55%

Auto Components : 1.88%
Delphi Automotive plc	225,700	$12,910,040

Hotels, Restaurants & Leisure : 2.60%
Starbucks Corporation	220,947	17,907,754

Internet & Catalog Retail : 4.19%
Amazon.com Incorporated †	79,200	28,831,176

Media : 10.49%
Discovery Communications Incorporated Class A †	200,600	17,837,352
Liberty Global plc Class C †	236,400	17,696,904
Sirius XM Radio Incorporated	4,967,100	18,725,967
Viacom Incorporated Class B	215,700	17,965,653
		72,225,876

Specialty Retail : 7.39%
Best Buy Company Incorporated	343,300	14,693,240
Home Depot Incorporated	249,600	19,441,344
TJX Companies Incorporated	276,000	16,778,040
		50,912,624

Consumer Staples : 3.85%

Beverages : 3.85%
Constellation Brands Incorporated Class A †	406,200	26,524,860

Energy : 2.52%

Oil, Gas & Consumable Fuels : 2.52%
Pioneer Natural Resources Company	84,600	17,324,388

Financials : 7.18%

Capital Markets : 2.03%
Affiliated Managers Group Incorporated †	70,800	13,978,752

Diversified Financial Services : 3.27%
IntercontinentalExchange Incorporated †	116,900	22,530,137

Insurance : 1.88%
Aon plc	163,300	12,915,397

Health Care : 11.69%

Biotechnology : 7.67%
Biogen Idec Incorporated †	62,300	15,213,037
Celgene Corporation †	99,300	14,745,057
Gilead Sciences Incorporated †	322,000	22,858,780
		52,816,874

Health Care Equipment & Supplies : 1.89%
Boston Scientific Corporation †	1,114,400	13,027,336

Pharmaceuticals : 2.13%
Actavis plc †	94,900	14,669,642

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Endeavor Select Fund

Security name	Shares	Value
Industrials : 12.19%

Aerospace & Defense : 2.73%
Precision Castparts Corporation	74,042	$18,765,945

Airlines : 2.10%
Delta Air Lines Incorporated	547,100	14,432,498

Electrical Equipment : 1.96%
Eaton Corporation plc	191,500	13,512,240

Road & Rail : 3.76%
Hertz Global Holdings Incorporated †	553,000	12,696,880
Kansas City Southern	108,500	13,184,920
		25,881,800

Trading Companies & Distributors : 1.64%
W.W. Grainger Incorporated	42,100	11,323,637

Information Technology : 31.99%

Computers & Peripherals : 4.24%
Apple Incorporated	55,949	29,224,959

Internet Software & Services : 10.57%
Baidu Incorporated ADR †	42,900	6,902,610
Facebook Incorporated Class A †	369,300	18,561,018
Google Incorporated Class A †	32,675	33,674,202
LinkedIn Corporation Class A †	61,000	13,643,870
		72,781,700

IT Services : 8.30%
Alliance Data Systems Corporation †	96,800	22,947,408
MasterCard Incorporated Class A	30,626	21,961,905
Vantiv Incorporated Class A †	444,600	12,226,500
		57,135,813

Semiconductors & Semiconductor Equipment : 3.60%
ARM Holdings plc	250,900	11,839,971
ASML Holding NV	136,600	12,927,824
		24,767,795

Software : 5.28%
Adobe Systems Incorporated †	209,900	11,376,580
Salesforce.com Incorporated †	245,900	13,121,224
ServiceNow Incorporated †	216,900	11,844,909
		36,342,713

Materials : 2.03%

Chemicals : 2.03%
Monsanto Company	133,300	13,980,504

Total Common Stocks (Cost $501,931,926)		674,724,460

2

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 3.08%

Investment Companies : 3.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.08%	21,232,698	$21,232,698

Total Short-Term Investments (Cost $21,232,698)				21,232,698

Total investments in securities (Cost $523,164,624)*	101.08%			695,957,158
Other assets and liabilities, net	(1.08)			(7,425,427)

Total net assets	100.00%			$688,531,731

†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $524,707,373 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$173,005,722
Gross unrealized depreciation	(1,755,937)

Net unrealized appreciation	$171,249,785

3

Wells Fargo Advantage Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$674,724,460	$0	$0	$674,724,460

Short-term investments
Investment companies	21,232,698	0	0	21,232,698

	$695,957,158	$0	$0	$695,957,158

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.77%

Consumer Discretionary : 22.79%

Auto Components : 0.18%
Delphi Automotive plc	385,000	$22,022,000

Distributors : 0.71%
LKQ Corporation †	2,650,000	87,529,500

Diversified Consumer Services : 0.13%
Grand Canyon Education Incorporated †	335,000	15,835,450

Hotels, Restaurants & Leisure : 2.79%
Chipotle Mexican Grill Incorporated †	419,000	220,800,430
Starbucks Corporation	1,500,000	121,575,000
		342,375,430

Internet & Catalog Retail : 5.98%
Amazon.com Incorporated †	705,000	256,641,150
HomeAway Incorporated †	4,025,795	119,364,822
priceline.com Incorporated †	175,000	184,420,250
RetailMeNot Incorporated †	601,114	19,608,339
Shutterfly Incorporated †**	2,760,000	135,626,400
TripAdvisor Incorporated †	228,000	18,857,880
		734,518,841

Multiline Retail : 3.04%
Dollar General Corporation †	350,000	20,223,000
Dollar Tree Incorporated †	6,050,000	353,320,000
		373,543,000

Specialty Retail : 7.66%
Cabela’s Incorporated †	2,775,000	164,613,000
CarMax Incorporated †	4,800,000	225,552,000
DSW Incorporated Class A	800,000	70,136,000
GNC Holdings Incorporated Class A	540,000	31,762,800
Hibbett Sports Incorporated «†	200,000	11,666,000
Tractor Supply Company	2,467,000	176,020,450
ULTA Salon Cosmetics & Fragrance Incorporated †	1,420,000	182,967,000
Urban Outfitters Incorporated †	540,000	20,455,200
Vitamin Shoppe Incorporated †	1,215,000	56,995,650
		940,168,100

Textiles, Apparel & Luxury Goods : 2.30%
lululemon athletica incorporated †«	1,670,000	115,313,500
Michael Kors Holdings Limited †	636,000	48,940,200
Under Armour Incorporated Class A †	1,450,000	117,667,500
		281,921,200

Consumer Staples : 6.34%

Food & Staples Retailing : 5.72%
Costco Wholesale Corporation	525,000	61,950,000
Sprouts Farmers Market Incorporated †	491,000	22,615,460
The Fresh Market Incorporated †**	3,975,000	202,367,250
Whole Foods Market Incorporated	6,580,000	415,395,400
		702,328,110

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value
Food Products : 0.14%
Annie’s Incorporated †	366,380	$17,311,455

Personal Products : 0.48%
Estee Lauder Companies Incorporated Class A	819,000	58,116,240

Energy : 6.69%

Energy Equipment & Services : 0.17%
Schlumberger Limited	219,700	20,590,284

Oil, Gas & Consumable Fuels : 6.52%
Antero Resources Corporation †	157,799	8,914,066
Concho Resources Incorporated †	2,785,000	308,048,850
Energy XXI (Bermuda) Limited **	3,950,000	114,787,000
Oasis Petroleum Incorporated †	1,700,000	90,525,000
Pioneer Natural Resources Company	1,117,000	228,739,260
Whiting Petroleum Corporation †	740,000	49,498,600
		800,512,776

Financials : 4.58%

Capital Markets : 2.06%
Financial Engines Incorporated	1,050,000	58,663,500
TD Ameritrade Holding Corporation	7,150,000	194,909,000
		253,572,500

Consumer Finance : 1.68%
American Express Company	2,100,000	171,780,000
Discover Financial Services	665,000	34,500,200
		206,280,200

Diversified Financial Services : 0.84%
MarketAxess Holdings Incorporated	1,574,000	102,672,020

Health Care : 17.53%

Biotechnology : 8.73%
Alexion Pharmaceuticals Incorporated †	2,750,000	338,112,500
Biogen Idec Incorporated †	245,000	59,826,550
BioMarin Pharmaceutical Incorporated †	1,100,000	69,102,000
Celgene Corporation †	1,515,000	224,962,350
Gilead Sciences Incorporated †	2,452,000	174,067,480
Medivation Incorporated †	1,327,000	79,434,220
Quintiles Transnational Holdings Incorporated †	150,000	6,298,500
Regeneron Pharmaceuticals Incorporated †	229,000	65,860,400
Vertex Pharmaceuticals Incorporated †	762,000	54,361,080
		1,072,025,080

Health Care Equipment & Supplies : 1.01%
Covidien plc	1,660,300	106,441,833
NxStage Medical Incorporated †	1,340,000	17,781,800
		124,223,633

Health Care Providers & Services : 3.24%
AmerisourceBergen Corporation	2,041,000	133,338,530
Catamaran Corporation †	2,587,000	121,485,520
Envision Healthcare Holdings Incorporated †	1,400,000	40,670,000
Express Scripts Holding Company †	1,565,000	97,843,800
Premier Incorporated Class A †	148,995	4,590,536
		397,928,386

2

Wells Fargo Advantage Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Technology : 1.54%
Cerner Corporation †	3,370,000	$188,821,100

Life Sciences Tools & Services : 1.49%
Covance Incorporated †	480,000	42,844,800
Mettler-Toledo International Incorporated †	566,000	140,062,360
		182,907,160

Pharmaceuticals : 1.52%
Allergan Incorporated	250,000	22,652,500
Mallinckrodt plc †	280,000	11,762,800
Mylan Laboratories Incorporated †	795,000	30,106,650
Perrigo Company	885,000	122,032,650
		186,554,600

Industrials : 9.34%

Aerospace & Defense : 2.36%
Precision Castparts Corporation	480,000	121,656,000
The Boeing Company	502,000	65,511,000
United Technologies Corporation	965,000	102,531,250
		289,698,250

Air Freight & Logistics : 0.68%
United Parcel Service Incorporated Class B	854,000	83,896,960

Building Products : 0.50%
Fortune Brands Home & Security Incorporated	1,432,000	61,690,560

Industrial Conglomerates : 0.53%
Danaher Corporation	900,000	64,881,000

Machinery : 0.68%
Flowserve Corporation	1,198,500	83,259,795

Professional Services : 0.41%
Verisk Analytics Incorporated Class A †	725,000	49,677,000

Road & Rail : 4.18%
Genesee & Wyoming Incorporated †	1,111,000	110,922,240
Hertz Global Holdings Incorporated †	150,000	3,444,000
J.B. Hunt Transport Services Incorporated	421,000	31,587,630
Kansas City Southern	1,875,000	227,850,000
Norfolk Southern Corporation	928,000	79,826,560
Union Pacific Corporation	395,000	59,803,000
		513,433,430

Information Technology : 29.23%

Communications Equipment : 1.64%
Cisco Systems Incorporated	759,000	17,077,500
QUALCOMM Incorporated	2,650,000	184,095,500
		201,173,000

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value
Computers & Peripherals : 2.31%
Apple Incorporated	478,000	$249,683,300
Stratasys Limited †	296,000	33,516,080
		283,199,380

Internet Software & Services : 11.39%
Akamai Technologies Incorporated †	1,196,000	53,509,040
CoStar Group Incorporated †	143,000	25,309,570
Criteo SA ADR †	86,707	3,061,624
eBay Incorporated †	6,610,000	348,413,100
Envestnet Incorporated †	150,000	5,445,000
Facebook Incorporated Class A †	2,525,000	126,906,500
Google Incorporated Class A †	507,000	522,504,060
MercadoLibre Incorporated «	1,446,000	194,682,210
Pandora Media Incorporated †	925,000	23,245,250
Rackspace Hosting Incorporated †	1,543,000	79,047,890
Shutterstock Incorporated †	122,720	8,688,576
Yelp Incorporated †	118,970	8,060,218
		1,398,873,038

IT Services : 5.89%
Alliance Data Systems Corporation «†	770,000	182,536,200
Cognizant Technology Solutions Corporation Class A †	2,100,000	182,553,000
MasterCard Incorporated Class A	352,000	252,419,200
Visa Incorporated Class A	540,000	106,201,800
		723,710,200

Semiconductors & Semiconductor Equipment : 2.78%
Avago Technologies Limited	1,005,000	45,657,150
Linear Technology Corporation	431,500	17,751,910
Microchip Technology Incorporated	4,290,661	184,326,797
Silicon Laboratories Incorporated †	1,710,000	68,776,200
Xilinx Incorporated	550,000	24,981,000
		341,493,057

Software : 5.22%
BroadSoft Incorporated †	279,500	9,145,240
Citrix Systems Incorporated †	259,000	14,706,020
Fleetmatics Group plc †**	2,475,000	78,581,250
Fortinet Incorporated †	4,140,000	83,255,400
NetSuite Incorporated †	86,900	8,766,472
Qlik Technologies Incorporated †	755,000	19,131,700
Salesforce.com Incorporated †	2,376,000	126,783,360
SolarWinds Incorporated †	1,300,000	47,047,000
Splunk Incorporated †	1,070,000	67,099,700
Synchronoss Technologies Incorporated †	864,000	29,911,680
Ultimate Software Group Incorporated †	1,010,000	156,024,800
		640,452,622

Materials : 3.27%

Chemicals : 3.27%
Airgas Incorporated	560,000	61,079,200
Monsanto Company	1,725,000	180,918,000
Praxair Incorporated	1,274,000	158,880,538
		400,877,738

Total Common Stocks (Cost $7,646,098,092)		12,248,073,095

4

Wells Fargo Advantage Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 1.18%

Investment Companies : 1.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	33,450,068	$33,450,068
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	111,249,475	111,249,475

Total Short-Term Investments (Cost $144,699,543)				144,699,543

Total investments in securities (Cost $7,790,797,635)*	100.95%			12,392,772,638
Other assets and liabilities, net	(0.95)			(116,913,742)

Total net assets	100.00%			$12,275,858,896

†	Non-income-earning security
«	All or a portion of this security is on loan.
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $7,808,373,927 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,652,369,391
Gross unrealized depreciation	(67,970,680)

Net unrealized appreciation	$4,584,398,711

5

Wells Fargo Advantage Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$12,248,073,095	$0	$0	$12,248,073,095
Short-term investments
Investment companies	33,450,068	111,249,475	0	144,699,543

	$12,281,523,163	$111,249,475	$0	$12,392,772,638

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Energy XXI (Bermuda) Limited	3,950,000	0	0	3,950,000	$114,787,000
Fleetmatics Group plc	1,653,417	821,583	0	2,475,000	78,581,250
Shutterfly Incorporated	2,760,000	0	0	2,760,000	135,626,400
The Fresh Market Incorporated	3,985,000	0	10,000	3,975,000	202,367,250
Vitamin Shoppe Incorporated	2,565,000	0	1,350,000	1,215,000	56,995,650

					$588,357,550

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.16%

Consumer Discretionary : 14.40%

Auto Components : 2.78%
TRW Automotive Holdings Corporation †	436,500	$32,785,515

Media : 6.34%
Time Warner Incorporated	624,200	42,907,508
Walt Disney Company	466,300	31,983,517
		74,891,025

Specialty Retail : 3.15%
Home Depot Incorporated	318,600	24,815,754
Tiffany & Company	156,800	12,413,856
		37,229,610

Textiles, Apparel & Luxury Goods : 2.13%
Kering Unsponsored ADR	1,103,000	25,203,550

Consumer Staples : 9.55%

Beverages : 4.74%
Diageo plc ADR	185,500	23,667,945
PepsiCo Incorporated	384,500	32,332,605
		56,000,550

Food Products : 4.81%
The Hershey Company	304,000	30,168,960
Unilever NV ADR	670,200	26,620,344
		56,789,304

Energy : 7.53%

Energy Equipment & Services : 2.21%
Schlumberger Limited	278,300	26,082,276

Oil, Gas & Consumable Fuels : 5.32%
Hess Corporation	160,000	12,992,000
Occidental Petroleum Corporation	342,500	32,907,400
QEP Resources Incorporated	512,800	16,953,168
		62,852,568

Financials : 21.44%

Capital Markets : 11.36%
Charles Schwab Corporation	1,255,970	28,447,721
Franklin Resources Incorporated	504,300	27,161,598
Goldman Sachs Group Incorporated	145,880	23,466,257
Northern Trust Corporation	495,971	27,982,684
UBS AG	1,404,000	27,181,440
		134,239,700

Commercial Banks : 7.77%
M&T Bank Corporation «	233,900	26,320,767
SunTrust Banks Incorporated	820,650	27,606,666

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund

Security name	Shares	Value
Commercial Banks (continued)
Zions Bancorporation	1,332,116	$37,792,131
		91,719,564

Diversified Financial Services : 2.31%
JPMorgan Chase & Company	529,900	27,311,046

Health Care : 9.72%

Health Care Equipment & Supplies : 4.50%
Abbott Laboratories	824,400	30,131,820
Baxter International Incorporated	349,100	22,995,217
		53,127,037

Health Care Providers & Services : 4.80%
Cigna Corporation	425,000	32,716,500
Express Scripts Holding Company †	384,000	24,007,680
		56,724,180

Pharmaceuticals : 0.42%
AbbVie Incorporated	104,000	5,038,800

Industrials : 12.71%

Aerospace & Defense : 6.88%
Honeywell International Incorporated	327,300	28,386,729
Huntington Ingalls Industries Incorporated	235,000	16,814,250
The Boeing Company	276,145	36,036,923
		81,237,902

Air Freight & Logistics : 2.58%
United Parcel Service Incorporated Class B	309,900	30,444,576

Electrical Equipment : 1.51%
Sensata Technologies Holdings NV †	476,000	17,911,880

Machinery : 1.74%
Deere & Company	251,000	20,541,840

Information Technology : 15.10%

Communications Equipment : 2.32%
QUALCOMM Incorporated	394,935	27,436,134

Computers & Peripherals : 4.29%
Apple Incorporated	41,700	21,781,995
EMC Corporation	1,197,800	28,831,046
		50,613,041

IT Services : 1.87%
International Business Machines Corporation	123,400	22,114,514

Semiconductors & Semiconductor Equipment : 2.03%
Texas Instruments Incorporated	570,600	24,010,848

Software : 4.59%
Intuit Incorporated	408,175	29,147,777
Oracle Corporation	749,900	25,121,650
		54,269,427

2

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name			Shares	Value
Materials : 1.99%

Chemicals : 1.99%
Air Products & Chemicals Incorporated			215,300	$23,469,853

Utilities : 4.72%

Electric Utilities : 4.72%
NextEra Energy Incorporated			413,000	35,001,750
Northeast Utilities			485,630	20,828,669
				55,830,419

Total Common Stocks (Cost $918,757,048)				1,147,875,159

		Yield
Short-Term Investments : 3.55%

Investment Companies : 3.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	34,470,696	34,470,696
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.11	7,425,300	7,425,300

Total Short-Term Investments (Cost $41,895,996)				41,895,996

Total investments in securities (Cost $960,653,044)*	100.71%			1,189,771,155

Other assets and liabilities, net	(0.71)			(8,359,282)

Total net assets	100.00%			$1,181,411,873

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $961,139,543 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$230,429,188
Gross unrealized depreciation	(1,797,576)

Net unrealized appreciation	$228,631,612

3

Wells Fargo Advantage Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,147,875,159	$0	$0	$1,147,875,159

Short-term investments
Investment companies	34,470,696	7,425,300	0	41,895,996

	$1,182,345,855	$7,425,300	$0	$1,189,771,155

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.26%

Consumer Discretionary : 14.56%

Auto Components : 4.27%
Lear Corporation	57,720	$4,466,951
Magna International Incorporated Class A	60,067	5,087,675

		9,554,626

Automobiles : 1.89%
Ford Motor Company	246,570	4,218,813

Media : 1.97%
Comcast Corporation Class A	92,705	4,410,904

Specialty Retail : 3.97%
Home Depot Incorporated	59,766	4,655,174
Lowe’s Companies Incorporated	85,000	4,231,300

		8,886,474

Textiles, Apparel & Luxury Goods : 2.46%
Hanesbrands Incorporated	80,670	5,495,240

Consumer Staples : 5.88%

Food & Staples Retailing : 3.90%
CVS Caremark Corporation	79,293	4,936,782
Wal-Mart Stores Incorporated	49,251	3,780,014

		8,716,796

Personal Products : 1.98%
Herbalife Limited «	68,355	4,430,771

Energy : 9.40%

Oil, Gas & Consumable Fuels : 9.40%
Chevron Corporation	34,342	4,119,666
ConocoPhillips Company	59,655	4,372,712
Exxon Mobil Corporation	45,112	4,042,937
Phillips 66	63,127	4,067,273
SandRidge Energy Incorporated «†	700,142	4,438,900

		21,041,488

Financials : 16.23%

Capital Markets : 3.82%
Bank of New York Mellon Corporation	135,689	4,314,910
Morgan Stanley	147,000	4,223,310

		8,538,220

Diversified Financial Services : 5.81%
Bank of America Corporation	304,548	4,251,490
Citigroup Incorporated	85,911	4,190,739
JPMorgan Chase & Company	88,241	4,547,941

		12,990,170

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Core Fund

Security name	Shares	Value
Insurance : 6.60%
Allstate Corporation	83,644	$4,438,151
Lincoln National Corporation	118,501	5,381,130
MetLife Incorporated	104,655	4,951,228

		14,770,509

Health Care : 15.31%

Biotechnology : 3.91%
Amgen Incorporated	36,777	4,266,132
United Therapeutics Corporation †	50,652	4,483,715

		8,749,847

Health Care Equipment & Supplies : 3.53%
Abbott Laboratories	99,261	3,627,990
Boston Scientific Corporation †	365,396	4,271,479
		7,899,469

Health Care Providers & Services : 4.31%
McKesson Corporation	32,979	5,155,937
Omnicare Incorporated	81,093	4,472,279

		9,628,216

Pharmaceuticals : 3.56%
AbbVie Incorporated	88,257	4,276,052
Johnson & Johnson	39,874	3,692,731

		7,968,783

Industrials : 10.35%

Aerospace & Defense : 1.93%
The Boeing Company	33,000	4,306,500

Airlines : 2.51%
Delta Air Lines Incorporated	212,526	5,606,436

Construction & Engineering : 2.01%
Fluor Corporation	60,484	4,489,122

Industrial Conglomerates : 1.98%
General Electric Company	169,739	4,436,977

Machinery : 1.92%
Oshkosh Corporation †	90,487	4,306,276

Information Technology : 19.02%

Communications Equipment : 3.61%
Cisco Systems Incorporated	179,521	4,039,223
QUALCOMM Incorporated	58,140	4,038,986

		8,078,209

Computers & Peripherals : 6.15%
Apple Incorporated	8,153	4,258,720
SanDisk Corporation	67,903	4,719,259
Seagate Technology plc	97,806	4,761,196

		13,739,175

2

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name			Shares	Value
IT Services : 2.06%
DST Systems Incorporated			54,378	$4,609,623

Semiconductors & Semiconductor Equipment : 1.99%
Marvell Technology Group Limited			370,933	4,451,196

Software : 5.21%
Cadence Design Systems Incorporated †			290,654	3,769,782
Microsoft Corporation			121,688	4,301,671
Oracle Corporation			107,088	3,587,448

				11,658,901

Materials : 3.77%

Chemicals : 1.89%
The Dow Chemical Company			107,334	4,236,473

Containers & Packaging : 1.88%
Packaging Corporation of America			67,341	4,193,997

Telecommunication Services : 3.74%

Diversified Telecommunication Services : 3.74%
AT&T Incorporated			115,183	4,169,625
Verizon Communications Incorporated			82,992	4,191,925
				8,361,550

Total Common Stocks (Cost $169,028,727)				219,774,761

		Yield
Short-Term Investments : 5.61%

Investment Companies : 5.61%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	3,607,255	3,607,255
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.11	8,953,638	8,953,638

Total Short-Term Investments (Cost $12,560,893)				12,560,893

Total investments in securities (Cost $181,589,620)*	103.87%			232,335,654

Other assets and liabilities, net	(3.87)			(8,663,523)

Total net assets	100.00%			$223,672,131

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $181,624,690 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,893,246
Gross unrealized depreciation	(182,282)

Net unrealized appreciation	$50,710,964

3

Wells Fargo Advantage Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$219,774,761	$0	$0	$219,774,761

Short-term investments

Investment companies	3,607,255	8,953,638	0	12,560,893

	$223,382,016	$8,953,638	$0	$232,335,654

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.10%

Consumer Discretionary : 26.10%

Automobiles : 0.22%
Tesla Motors Incorporated «†	19,200	$3,070,848

Hotels, Restaurants & Leisure : 6.05%
Chipotle Mexican Grill Incorporated †	43,180	22,754,565
Marriott International Incorporated Class A	312,750	14,098,770
Starbucks Corporation	339,840	27,544,032
Wynn Resorts Limited	131,640	21,885,150

		86,282,517

Internet & Catalog Retail : 4.02%
Amazon.com Incorporated †	81,230	29,570,157
priceline.com Incorporated †	26,270	27,684,114

		57,254,271

Media : 2.56%
CBS Corporation Class B	359,470	21,259,056
Twenty-First Century Fox Incorporated	448,200	15,274,656

		36,533,712

Multiline Retail : 4.43%
Dollar General Corporation †	122,060	7,052,627
Dollar Tree Incorporated †	631,510	36,880,184
Nordstrom Incorporated	317,300	19,187,131

		63,119,942

Specialty Retail : 3.99%
Bed Bath & Beyond Incorporated †	82,980	6,416,014
CarMax Incorporated †	332,180	15,609,138
Dick’s Sporting Goods Incorporated	27,120	1,443,055
O’Reilly Automotive Incorporated †	138,100	17,098,161
Ross Stores Incorporated	211,860	16,387,371

		56,953,739

Textiles, Apparel & Luxury Goods : 4.83%
lululemon athletica incorporated «†	206,070	14,229,134
Michael Kors Holdings Limited †	196,530	15,122,984
Nike Incorporated Class B	258,780	19,605,173
VF Corporation	92,780	19,947,700

		68,904,991

Consumer Staples : 7.13%
Food & Staples Retailing : 6.49%
Costco Wholesale Corporation	216,580	25,556,440
Walgreen Company	344,820	20,427,137
Whole Foods Market Incorporated	736,480	46,493,982

		92,477,559

Personal Products : 0.64%
Estee Lauder Companies Incorporated Class A	128,560	9,122,618

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name	Shares	Value
Energy : 5.19%

Energy Equipment & Services : 1.68%
National Oilwell Varco Incorporated	60,000	$4,870,800
Schlumberger Limited	203,980	19,117,006

		23,987,806

Oil, Gas & Consumable Fuels : 3.51%
Antero Resources Corporation †	56,896	3,214,055
Concho Resources Incorporated †	84,000	9,291,240
Continental Resources Incorporated «†	61,980	7,059,522
Pioneer Natural Resources Company	148,400	30,389,352

		49,954,169

Financials : 4.51%

Capital Markets : 1.59%
Northern Trust Corporation	128,140	7,229,659
TD Ameritrade Holding Corporation	564,900	15,399,174

		22,628,833

Consumer Finance : 2.45%
American Express Company	224,640	18,375,552
Discover Financial Services	320,000	16,601,600

		34,977,152

Diversified Financial Services : 0.47%
CME Group Incorporated	90,800	6,738,268

Health Care : 15.11%

Biotechnology : 8.82%
Alexion Pharmaceuticals Incorporated †	254,510	31,292,005
Biogen Idec Incorporated †	60,960	14,885,822
Celgene Corporation †	160,780	23,874,222
Gilead Sciences Incorporated †	526,520	37,377,655
Regeneron Pharmaceuticals Incorporated †	43,380	12,476,088
Vertex Pharmaceuticals Incorporated †	82,730	5,901,958

		125,807,750

Health Care Equipment & Supplies : 0.76%
Covidien plc	168,230	10,785,225

Health Care Providers & Services : 1.80%
AmerisourceBergen Corporation	203,870	13,318,827
Catamaran Corporation †	262,300	12,317,608

		25,636,435

Health Care Technology : 1.38%
Cerner Corporation †	351,240	19,679,977

Pharmaceuticals : 2.35%
Allergan Incorporated	54,550	4,942,776
Perrigo Company	86,760	11,963,336
Shire plc ADR	58,940	7,844,914
Zoetis Incorporated	274,930	8,704,284

		33,455,310

2

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Industrials : 10.36%

Aerospace & Defense : 3.59%
Precision Castparts Corporation	68,300	$17,310,635
The Boeing Company	123,010	16,052,805
United Technologies Corporation	168,170	17,868,063

		51,231,503

Air Freight & Logistics : 0.86%
United Parcel Service Incorporated Class B	124,050	12,186,672

Industrial Conglomerates : 1.01%
Danaher Corporation	199,040	14,348,794

Road & Rail : 3.25%
Kansas City Southern	65,580	7,969,282
Norfolk Southern Corporation	114,300	9,832,086
Union Pacific Corporation	188,520	28,541,928

		46,343,296

Trading Companies & Distributors : 1.65%
W.W. Grainger Incorporated	87,700	23,588,669

Information Technology : 25.04%

Communications Equipment : 2.93%
Cisco Systems Incorporated	609,160	13,706,100
QUALCOMM Incorporated	403,480	28,029,756

		41,735,856

Computers & Peripherals : 2.92%
Apple Incorporated	72,670	37,959,175
EMC Corporation	152,650	3,674,286

		41,633,461

Internet Software & Services : 9.18%
eBay Incorporated †	642,350	33,858,269
Facebook Incorporated Class A †	336,980	16,936,615
Google Incorporated Class A †	64,570	66,544,551
LinkedIn Corporation Class A †	33,290	7,445,974
Pandora Media Incorporated †	130,000	3,266,900
Rackspace Hosting Incorporated †	55,000	2,817,650

		130,869,959

IT Services : 6.47%
Accenture plc	111,680	8,208,480
Alliance Data Systems Corporation †	39,350	9,328,311
Cognizant Technology Solutions Corporation Class A †	301,300	26,192,003
MasterCard Incorporated Class A	42,870	30,742,077
Visa Incorporated Class A	90,030	17,706,200

		92,177,071

Semiconductors & Semiconductor Equipment : 1.28%
Microchip Technology Incorporated	425,980	18,300,101

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name			Shares	Value
Software : 2.26%
Citrix Systems Incorporated †			37,520	$2,130,386
NetSuite Incorporated †			71,590	7,221,999
Salesforce.com Incorporated †			390,210	20,821,606
ServiceNow Incorporated †			38,000	2,075,180

				32,249,171

Materials : 4.66%

Chemicals : 4.66%
Ecolab Incorporated			163,060	17,284,360
Monsanto Company			199,680	20,942,438
Praxair Incorporated			226,040	28,189,448

				66,416,246

Total Common Stocks (Cost $986,486,932)				1,398,451,921

		Yield

Short-Term Investments : 5.01%

Investment Companies : 5.01%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	29,475,108	29,475,108
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.11	41,909,118	41,909,118

Total Short-Term Investments (Cost $71,384,226)				71,384,226

Total investments in securities (Cost $1,057,871,158)*	103.11%			1,469,836,147
Other assets and liabilities, net	(3.11)			(44,281,244)

Total net assets	100.00%			$1,425,554,903

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,058,928,568 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$413,795,616
Gross unrealized depreciation	(2,888,037)

Net unrealized appreciation	$410,907,579

4

Wells Fargo Advantage Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,398,451,921	$0	$0	$1,398,451,921

Short-term investments
Investment companies	29,475,108	41,909,118	0	71,384,226

	$1,427,927,029	$41,909,118	$0	$1,469,836,147

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.88%

Consumer Discretionary : 8.65%

Automobiles : 1.71%
General Motors Company †	141,186	$5,216,823

Household Durables : 2.94%
Harman International Industries Incorporated	37,850	3,066,607
Newell Rubbermaid Incorporated	198,698	5,887,422
		8,954,029

Media : 3.01%
DIRECTV Group Incorporated†	40,940	2,558,341
Lamar Advertising Company Class A †	86,018	3,931,883
Walt Disney Company	39,405	2,702,789
		9,193,013

Specialty Retail : 0.99%
Bed Bath & Beyond Incorporated †	39,175	3,029,011

Consumer Staples : 4.81%

Food & Staples Retailing : 2.26%
CVS Caremark Corporation	110,859	6,902,081

Household Products : 1.40%
Procter & Gamble Company	53,059	4,284,514

Personal Products : 1.15%
Herbalife Limited «	53,862	3,491,335

Energy : 13.67%

Energy Equipment & Services : 1.02%
Baker Hughes Incorporated	53,708	3,119,898

Oil, Gas & Consumable Fuels : 12.65%
Chesapeake Energy Corporation	156,110	4,364,836
Chevron Corporation	68,560	8,224,458
ConocoPhillips Company	56,979	4,176,561
Continental Resources Incorporated †«	35,942	4,093,794
Denbury Resources Incorporated †	151,041	2,868,269
Marathon Oil Corporation	82,970	2,925,522
Noble Energy Incorporated	62,841	4,708,676
Valero Energy Corporation	59,089	2,432,694
Whiting Petroleum Corporation †	72,017	4,817,217
		38,612,027

Financials : 31.24%

Capital Markets : 1.35%
Goldman Sachs Group Incorporated	25,550	4,109,973

Commercial Banks : 6.84%
First Republic Bank Corporation	114,107	5,827,444
KeyCorp	405,008	5,074,750
SVB Financial Group †	53,200	5,095,496
Synovus Financial Corporation	1,495,640	4,860,830
		20,858,520

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name	Shares	Value
Consumer Finance : 1.24%
SLM Corporation	149,650	$3,796,621

Diversified Financial Services : 6.67%
Bank of America Corporation	582,530	8,132,119
Citigroup Incorporated	158,471	7,730,215
JPMorgan Chase & Company	87,176	4,493,051
		20,355,385

Insurance : 8.66%
ACE Limited	30,729	2,932,776
American International Group Incorporated	138,209	7,138,495
MetLife Incorporated	116,236	5,499,125
The Hartford Financial Services Group Incorporated	204,784	6,901,221
The Travelers Companies Incorporated	45,825	3,954,698
		26,426,315

Real Estate Management & Development : 0.90%
Realogy Holdings Corporation †	66,692	2,743,709

REITs : 5.58%
American Tower Corporation	70,004	5,554,817
Realty Income Corporation «	113,813	4,740,311
Vornado Realty Trust	35,209	3,135,714
Weyerhaeuser Company	118,384	3,598,874
		17,029,716

Health Care : 10.99%

Health Care Equipment & Supplies : 2.62%
Medtronic Incorporated	57,663	3,309,856
Stryker Corporation	63,514	4,691,144
		8,001,000

Health Care Providers & Services : 1.60%
Cigna Corporation	63,317	4,874,143

Pharmaceuticals : 6.77%
Johnson & Johnson	75,736	7,013,911
Merck & Company Incorporated	67,805	3,057,327
Novartis AG ADR	64,278	4,984,759
Pfizer Incorporated	182,671	5,604,346
		20,660,343

Industrials : 12.19%

Aerospace & Defense : 0.86%
Triumph Group Incorporated	36,490	2,614,509

Airlines : 2.27%
Southwest Airlines Company	403,227	6,943,569

Construction & Engineering : 1.11%
URS Corporation	62,541	3,390,973

2

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Electrical Equipment : 1.93%
Eaton Corporation plc	83,504	$5,892,042

Industrial Conglomerates : 1.78%
General Electric Company	208,200	5,442,348

Machinery : 2.18%
Dover Corporation	43,575	3,999,749
Stanley Black & Decker Incorporated	33,715	2,666,519
		6,666,268

Road & Rail : 0.99%
Hertz Global Holdings Incorporated †	130,960	3,006,842

Trading Companies & Distributors : 1.07%
WESCO International Incorporated †	38,061	3,252,693

Information Technology : 7.28%

Communications Equipment : 0.85%
JDS Uniphase Corporation †	198,856	2,603,025

Computers & Peripherals : 2.61%
Apple Incorporated	6,674	3,486,164
EMC Corporation	185,778	4,471,676
		7,957,840
Semiconductors & Semiconductor Equipment : 2.45%
Maxim Integrated Products Incorporated	88,257	2,621,233
Skyworks Solutions Incorporated †	188,459	4,858,473
		7,479,706

Software : 1.37%
Symantec Corporation	183,073	4,163,080

Materials : 3.17%

Chemicals : 3.17%
Ashland Incorporated	43,543	4,029,905
Huntsman Corporation	136,049	3,159,058
Westlake Chemical Corporation	23,105	2,481,939
		9,670,902

Telecommunication Services : 2.50%

Diversified Telecommunication Services : 2.50%
AT&T Incorporated	76,512	2,769,734
Verizon Communications Incorporated	96,225	4,860,325
		7,630,059

Utilities : 4.38%

Electric Utilities : 1.22%
Portland General Electric Company	129,861	3,727,011

Independent Power Producers & Energy Traders : 1.97%
AES Corporation	427,966	6,030,041

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name			Shares	Value
Water Utilities : 1.19%
Aqua America Incorporated			143,775	$3,620,252

Total Common Stocks (Cost $222,253,236)				301,749,616

		Yield
Short-Term Investments : 5.34%
Investment Companies : 5.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	4,235,756	4,235,756
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.11	12,071,025	12,071,025

Total Short-Term Investments (Cost $16,306,781)				16,306,781

Total investments in securities (Cost $238,560,017)	104.22%			318,056,397
Other assets and liabilities, net	(4.22)			(12,884,198)

Total net assets	100.00%			$305,172,199

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $243,336,534 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,056,616
Gross unrealized depreciation	(6,336,753)

Net unrealized appreciation	$74,719,863

4

Wells Fargo Advantage Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$301,749,616	$0	$0	$301,749,616

Short-term investments
Investment companies	4,235,756	12,071,025	0	16,306,781

	$305,985,372	$12,071,025	$0	$318,056,397

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.86%

Consumer Discretionary : 25.45%

Auto Components : 1.10%
Delphi Automotive plc	189,700	$10,850,840

Distributors : 1.00%
LKQ Corporation †	296,357	9,788,672

Hotels, Restaurants & Leisure : 1.78%
Starbucks Corporation	216,230	17,525,442

Internet & Catalog Retail : 5.62%
Amazon.com Incorporated †	81,600	29,704,848
Netflix Incorporated †	26,400	8,513,472
priceline.com Incorporated †	16,210	17,082,584
		55,300,904

Media : 8.07%
AMC Networks Incorporated Class A †	207,553	14,547,390
Discovery Communications Incorporated †	217,860	18,019,201
Liberty Global plc Class A †	71,959	5,639,427
Liberty Global plc Class C †	139,633	10,452,926
Sirius XM Radio Incorporated	3,859,400	14,549,938
Viacom Incorporated Class B	193,500	16,116,615
		79,325,497

Specialty Retail : 6.37%
AutoNation Incorporated †	193,200	9,318,036
Best Buy Company Incorporated	328,300	14,051,240
Home Depot Incorporated	190,600	14,845,834
Restoration Hardware Holdings Incorporated †	119,776	8,353,178
TJX Companies Incorporated	264,300	16,066,797
		62,635,085

Textiles, Apparel & Luxury Goods : 1.51%
Michael Kors Holdings Limited †	72,900	5,609,655
Under Armour Incorporated Class A †	113,800	9,234,870
		14,844,525

Consumer Staples : 2.39%

Beverages : 2.37%
Constellation Brands Incorporated Class A †	357,300	23,331,690

Food Products : 0.02%
Boulder Brands Incorporated †	8,300	136,037

Energy : 4.03%

Oil, Gas & Consumable Fuels : 4.03%
Antero Resources Corporation †	139,685	7,890,806
Concho Resources Incorporated †	67,300	7,444,053
Goodrich Petroleum Corporation †«	98,423	2,302,114
Gulfport Energy Corporation †	126,800	7,441,892
Pioneer Natural Resources Company	70,986	14,536,513
		39,615,378

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name	Shares	Value
Financials : 4.46%

Capital Markets : 1.47%
Affiliated Managers Group Incorporated †	73,072	$14,427,336

Diversified Financial Services : 2.12%
IntercontinentalExchange Incorporated †	107,900	20,795,567

Insurance : 0.27%
eHealth Incorporated †	62,400	2,659,488

Real Estate Management & Development : 0.60%
CBRE Group Incorporated Class A †	255,403	5,933,012

Health Care : 13.11%

Biotechnology : 6.61%
Alexion Pharmaceuticals Incorporated †	59,550	7,321,673
Biogen Idec Incorporated †	48,500	11,843,215
Celgene Corporation †	101,300	15,042,037
Cubist Pharmaceuticals Incorporated †	79,700	4,941,400
Gilead Sciences Incorporated †	363,580	25,810,544
		64,958,869

Health Care Equipment & Supplies : 1.23%
Boston Scientific Corporation †	1,038,400	12,138,896

Health Care Providers & Services : 3.10%
Cardinal Health Incorporated	105,300	6,176,898
Envision Healthcare Holdings Incorporated †	276,053	8,019,340
McKesson Corporation	69,700	10,896,898
Team Health Holdings Incorporated †	123,500	5,364,840
		30,457,976

Pharmaceuticals : 2.17%
Actavis plc †	90,500	13,989,490
Shire plc ADR	55,300	7,360,430
		21,349,920

Industrials : 15.53%
Aerospace & Defense : 3.10%
B/E Aerospace Incorporated †	202,100	16,402,436
Precision Castparts Corporation	55,600	14,091,820
		30,494,256

Airlines : 2.67%
Copa Holdings SA Class A	89,400	13,368,876
Delta Air Lines Incorporated	488,400	12,883,992
		26,252,868

Building Products : 1.60%
Fortune Brands Home & Security Incorporated	363,859	15,675,046

Construction & Engineering : 0.43%
Quanta Services Incorporated †	140,000	4,229,400

Electrical Equipment : 0.97%
Eaton Corporation plc	135,600	9,567,936

2

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Professional Services : 2.41%
The Advisory Board Company †	145,100	$9,953,860
Verisk Analytics Incorporated Class A †	200,000	13,704,000
		23,657,860

Road & Rail : 3.28%
Hertz Global Holdings Incorporated †	523,375	12,016,690
Kansas City Southern	166,495	20,232,472
		32,249,162

Trading Companies & Distributors : 1.07%
United Rentals Incorporated †	163,500	10,560,465

Information Technology : 28.84%

Computers & Peripherals : 4.77%
Apple Incorporated	63,100	32,960,285
Stratasys Limited †	122,848	13,910,079
		46,870,364

Internet Software & Services : 8.47%
Facebook Incorporated Class A †	395,900	19,897,934
Google Incorporated Class A †	36,300	37,410,054
LinkedIn Corporation Class A †	59,500	13,308,365
MercadoLibre Incorporated	93,835	12,633,475
		83,249,828

IT Services : 7.41%
Alliance Data Systems Corporation †	98,400	23,326,704
MasterCard Incorporated Class A	28,480	20,423,008
Vantiv Incorporated Class A †	721,774	19,848,785
Visa Incorporated Class A	47,101	9,263,354
		72,861,851

Semiconductors & Semiconductor Equipment : 2.50%
ARM Holdings plc	257,641	12,158,079
ASML Holding NV	131,700	12,464,088
		24,622,167

Software : 5.69%
CommVault Systems Incorporated †	204,200	15,943,936
Fleetmatics Group plc †	96,300	3,057,525
Guidewire Software Incorporated †	100,929	5,119,119
Salesforce.com Incorporated †	254,200	13,564,112
ServiceNow Incorporated †	226,400	12,363,704
Splunk Incorporated †	94,211	5,907,972
		55,956,368

Materials : 1.38%
Chemicals : 1.38%
Monsanto Company	129,400	13,571,472

Telecommunication Services : 1.67%

Wireless Telecommunication Services : 1.67%
SBA Communications Corporation Class A †	188,402	16,479,520

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name		Yield	Shares	Value
Total Common Stocks (Cost $687,037,940)				$952,373,697

Short-Term Investments : 3.56%

Investment Companies : 3.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	33,389,845	33,389,845
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.11	1,563,100	1,563,100
Total Short-Term Investments (Cost $34,952,945)				34,952,945

Total investments in securities (Cost $721,990,885)*	100.42%			987,326,642
Other assets and liabilities, net	(0.42)			(4,082,726)

Total net assets	100.00%			$983,243,916

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $722,507,841 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$266,512,288
Gross unrealized depreciation	(1,693,487)

Net unrealized appreciation	$264,818,801

4

Wells Fargo Advantage Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$952,373,697	$0	$0	$952,373,697

Short-term investments
Investment companies	33,389,845	1,563,100	0	34,952,945

	$985,763,542	$1,563,100	$0	$987,326,642

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.25%
Consumer Discretionary : 20.15%
Auto Components : 0.38%
BorgWarner Incorporated	87,380	$9,011,499
Delphi Automotive plc	159,990	9,151,428
		18,162,927

Distributors : 0.48%
LKQ Corporation †	691,020	22,824,391

Hotels, Restaurants & Leisure : 3.26%
Chipotle Mexican Grill Incorporated †	127,410	67,141,248
Starbucks Corporation	1,077,940	87,367,037
		154,508,285

Internet & Catalog Retail : 3.37%
Amazon.com Incorporated †	254,050	92,481,822
priceline.com Incorporated †	63,380	66,791,745
		159,273,567

Multiline Retail : 4.32%
Dollar General Corporation †	485,680	28,062,590
Dollar Tree Incorporated †	2,183,610	127,522,824
Nordstrom Incorporated	811,980	49,100,431
		204,685,845

Specialty Retail : 5.78%
Cabela’s Incorporated †	760,000	45,083,200
CarMax Incorporated †	1,845,690	86,728,973
GNC Holdings Incorporated Class A	425,200	25,010,264
Tractor Supply Company	901,880	64,349,138
ULTA Salon Cosmetics & Fragrance Incorporated †	405,840	52,292,484
		273,464,059

Textiles, Apparel & Luxury Goods : 2.56%	676,810	46,733,731
lululemon athletica incorporated «†
Michael Kors Holdings Limited †	268,894	20,691,393
Nike Incorporated Class B	153,390	11,620,826
Under Armour Incorporated Class A †	520,360	42,227,214
		121,273,164

Consumer Staples : 6.54%

Beverages : 0.85%
The Coca-Cola Company	1,022,410	40,456,764

Food & Staples Retailing : 4.19%
Costco Wholesale Corporation	452,790	53,429,220
Sprouts Farmers Market Incorporated †	39,221	1,806,519
Whole Foods Market Incorporated	2,266,500	143,084,145
		198,319,884

Food Products : 0.49%
Mondelez International Incorporated Class A	685,000	23,043,400

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name	Shares	Value
Household Products : 0.40%
Colgate-Palmolive Company	293,500	$18,998,255

Personal Products : 0.61%
Estee Lauder Companies Incorporated Class A	405,690	28,787,762

Energy : 6.14%

Energy Equipment & Services : 0.98%
Frank’s International NV	23,742	726,268
National Oilwell Varco Incorporated	182,030	14,777,195
Schlumberger Limited	330,470	30,971,648
		46,475,111

Oil, Gas & Consumable Fuels : 5.16%
Antero Resources Corporation †	59,758	3,375,729
Concho Resources Incorporated †	1,092,210	120,809,348
Continental Resources Incorporated «†	147,930	16,849,227
Energy XXI (Bermuda) Limited	336,090	9,766,775
EOG Resources Incorporated	25,500	4,549,200
Pioneer Natural Resources Company	433,070	88,684,075
		244,034,354

Financials : 5.71%

Capital Markets : 2.39%
Ameriprise Financial Incorporated	402,220	40,439,199
TD Ameritrade Holding Corporation	2,667,710	72,721,775
		113,160,974

Consumer Finance : 2.99%
American Express Company	834,200	68,237,560
Discover Financial Services	1,417,390	73,534,193
		141,771,753

REITs : 0.33%
American Tower Corporation	196,500	15,592,275

Health Care : 18.56%

Biotechnology : 9.70%
Alexion Pharmaceuticals Incorporated †	1,052,990	129,465,121
Biogen Idec Incorporated †	194,540	47,504,723
BioMarin Pharmaceutical Incorporated †	473,550	29,748,411
Celgene Corporation †	532,359	79,049,988
Gilead Sciences Incorporated †	1,120,630	79,553,524
Medivation Incorporated †	238,000	14,246,680
Quintiles Transnational Holdings Incorporated †	454,985	19,104,820
Regeneron Pharmaceuticals Incorporated †	131,130	37,712,988
Vertex Pharmaceuticals Incorporated †	320,540	22,867,324
		459,253,579

Health Care Equipment & Supplies : 1.09%
Covidien plc	803,490	51,511,744

Health Care Providers & Services : 3.39%
AmerisourceBergen Corporation	679,900	44,417,867
Catamaran Corporation †	982,380	46,132,565
Envision Healthcare Holdings Incorporated †	515,333	14,970,424

2

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Express Scripts Holding Company †	877,440	$54,857,549
		160,378,405

Health Care Technology : 1.35%
Cerner Corporation †	1,142,640	64,022,119

Life Sciences Tools & Services : 0.85%
Mettler-Toledo International Incorporated †	162,220	40,142,961

Pharmaceuticals : 2.18%
Allergan Incorporated	175,340	15,887,557
Bristol-Myers Squibb Company	225,500	11,843,260
Mallinckrodt plc †	152,123	6,390,687
Merck & Company Incorporated	226,500	10,212,885
Mylan Laboratories Incorporated †	283,500	10,736,145
Perrigo Company	349,880	48,244,953
		103,315,487

Industrials : 11.16%

Aerospace & Defense : 3.21%
Precision Castparts Corporation	174,150	44,138,318
The Boeing Company	287,160	37,474,380
United Technologies Corporation	661,600	70,295,000
		151,907,698

Air Freight & Logistics : 0.95%
United Parcel Service Incorporated Class B	456,640	44,860,314

Airlines : 0.20%
Southwest Airlines Company	546,160	9,404,875

Building Products : 0.58%
Fortune Brands Home & Security Incorporated	644,640	27,771,091

Industrial Conglomerates : 0.75%
Danaher Corporation	490,730	35,376,726

Machinery : 0.62%
Flowserve Corporation	423,550	29,424,019

Professional Services : 0.42%
Verisk Analytics Incorporated Class A †	292,160	20,018,803

Road & Rail : 4.43%
CSX Corporation	1,113,000	29,004,780
J.B. Hunt Transport Services Incorporated	138,060	10,358,642
Kansas City Southern	698,900	84,930,328
Norfolk Southern Corporation	553,340	47,598,307
Union Pacific Corporation	250,070	37,860,598
		209,752,655

Information Technology : 26.94%

Communications Equipment : 2.28%
Cisco Systems Incorporated	690,660	15,539,850
F5 Networks Incorporated †	246,000	20,051,460

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name	Shares	Value
Communications Equipment (continued)
QUALCOMM Incorporated	1,041,480	$72,351,616
		107,942,926

Computers & Peripherals : 2.27%
Apple Incorporated	196,380	102,579,093
EMC Corporation	199,000	4,789,930
		107,369,023

Internet Software & Services : 10.73%
Akamai Technologies Incorporated †	712,810	31,891,119
eBay Incorporated †	2,589,000	136,466,190
Facebook Incorporated Class A †	1,122,490	56,416,347
Google Incorporated Class A †	197,720	203,766,278
MercadoLibre Incorporated «	408,320	54,974,163
Rackspace Hosting Incorporated †	479,370	24,558,125
		508,072,222

IT Services : 6.65%
Accenture plc Class A	567,000	41,674,500
Alliance Data Systems Corporation †	275,780	65,376,407
Cognizant Technology Solutions Corporation Class A †	803,820	69,876,073
MasterCard Incorporated Class A	105,680	75,783,128
Teradata Corporation †	177,000	7,800,390
Visa Incorporated Class A	277,740	54,623,126
		315,133,624

Semiconductors & Semiconductor Equipment : 2.78%
Avago Technologies Limited	656,500	29,824,795
Linear Technology Corporation	338,160	13,911,902
Microchip Technology Incorporated	1,597,670	68,635,903
Xilinx Incorporated	425,830	19,341,199
		131,713,799

Software : 2.23%
Citrix Systems Incorporated †	191,530	10,875,073
Fortinet Incorporated †	1,203,970	24,211,837
Salesforce.com Incorporated †	1,162,950	62,055,012
SolarWinds Incorporated †	232,050	8,397,890
		105,539,812

Materials : 3.05%

Chemicals : 3.05%
Airgas Incorporated	245,300	26,754,871
Monsanto Company	647,840	67,945,459
Praxair Incorporated	397,600	49,584,694
		144,285,024

Total Common Stocks (Cost $3,451,620,578)		4,652,029,676

4

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.84%

Investment Companies : 2.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	93,540,521	$93,540,521
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.11	40,937,900	40,937,900

Total Short-Term Investments (Cost $134,478,421)				134,478,421

Total investments in securities (Cost $3,586,098,999)*	101.09%			4,786,508,097
Other assets and liabilities, net	(1.09)			(51,588,851)

Total net assets	100.00%			$4,734,919,246

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $3,598,626,004 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,220,511,076
Gross unrealized depreciation	(32,628,983)

Net unrealized appreciation	$1,187,882,093

5

Wells Fargo Advantage Premier Large Company Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$4,652,029,676	$0	$0	$4,652,029,676

Short-term investments
Investment companies	93,540,521	40,937,900	0	134,478,421

	$4,745,570,197	$40,937,900	$0	$4,786,508,097

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 95.35%
U.S. Treasury Bill (z)		0.01%	1-2-2014	$305,360,000	$305,354,554
U.S. Treasury Bill (z)		0.01	12-19-2013	490,400,000	490,392,481
U.S. Treasury Bill (z)		0.02	12-12-2013	519,290,000	519,279,180
U.S. Treasury Bill (z)		0.03	12-26-2013	790,720,000	790,688,044
U.S. Treasury Bill (z)		0.03	1-9-2014	700,000,000	699,955,725
U.S. Treasury Bill (z)		0.03	1-23-2014	600,000,000	599,953,803
U.S. Treasury Bill (z)		0.04	12-5-2013	700,000,000	699,975,775
U.S. Treasury Bill (z)		0.04	11-29-2013	900,000,000	899,969,822
U.S. Treasury Bill (z)		0.04	1-30-2014	850,000,000	849,910,469
U.S. Treasury Bill (z)		0.04	11-21-2013	566,595,000	566,581,326
U.S. Treasury Bill (z)		0.05	2-6-2014	65,020,000	65,011,240
U.S. Treasury Bill (z)		0.06	11-7-2013	805,440,000	805,432,575
U.S. Treasury Bill (z)		0.06	11-14-2013	900,000,000	899,982,654
U.S. Treasury Bill (z)		0.07	1-16-2014	850,000,000	849,880,089
U.S. Treasury Note		0.25	11-30-2013	20,000,000	20,003,398
U.S. Treasury Note		0.25	4-30-2014	35,000,000	35,029,309
U.S. Treasury Note		0.25	6-30-2014	10,000,000	10,007,845
U.S. Treasury Note		0.50	11-15-2013	125,000,000	125,013,059
U.S. Treasury Note		0.75	12-15-2013	150,000,000	150,118,921
U.S. Treasury Note		0.75	6-15-2014	60,000,000	60,228,675
U.S. Treasury Note		1.00	1-15-2014	75,000,000	75,139,826
U.S. Treasury Note		1.25	3-15-2014	150,000,000	150,659,281
U.S. Treasury Note		1.25	4-15-2014	50,000,000	50,261,413
U.S. Treasury Note		1.88	2-28-2014	34,000,000	34,200,493
U.S. Treasury Note		1.88	4-30-2014	135,000,000	136,193,948
U.S. Treasury Note		2.00	11-30-2013	130,000,000	130,195,062
U.S. Treasury Note		2.25	5-31-2014	40,000,000	40,497,265
U.S. Treasury Note		2.38	8-31-2014	10,000,000	10,182,320
U.S. Treasury Note		4.00	2-15-2014	250,000,000	252,816,850
U.S. Treasury Note		4.25	11-15-2013	100,000,000	100,158,507
U.S. Treasury Note		4.75	5-15-2014	10,000,000	10,248,257

Total Treasury Debt (Cost $10,433,322,166)					10,433,322,166

Total investments in securities (Cost $10,433,322,166)*	95.35%				10,433,322,166
Other assets and liabilities, net	4.65				508,380,296

Total net assets	100.00%				$10,941,702,462

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.99%

California : 97.22%

Other Municipal Debt : 22.04%
California Commercial Paper Notes Series 2011A-2 (GO)	0.11%	12-3-2013	$10,000,000	$10,000,000
California Commercial Paper Notes Series 2011A-4 (GO)	0.12	11-19-2013	15,000,000	15,000,000
California DWR Series 1 (Water & Sewer Revenue)	0.12	12-11-2013	7,042,000	7,042,000
California DWR Series 1 (Water & Sewer Revenue)	0.13	12-4-2013	22,309,000	22,309,000
California RAN Series 2013-2014 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	24,300,000	24,552,086
California RAN Series 2013-2014 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	15,000,000	15,169,861
California State University Series A (Education Revenue)	0.11	12-3-2013	12,765,000	12,765,000
California State University Series A (Education Revenue)	0.12	1-7-2014	9,500,000	9,500,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.07	11-6-2013	15,000,000	15,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.10	12-4-2013	10,000,000	10,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.11	11-6-2013	15,000,000	15,000,000
Los Angeles County CA Municipal Improvement Corporation Series A-4 (Lease Revenue)	0.10	12-4-2013	11,978,000	11,978,000
Los Angeles County CA Municipal Improvement Corporation Series A-4 (Lease Revenue)	0.11	11-6-2013	11,000,000	11,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series A-2 (Miscellaneous Revenue)	2.00	2-28-2014	9,700,000	9,757,171
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	7,000,000	7,008,389
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	3,000,000	3,003,710
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-2 (Miscellaneous Revenue)	2.00	1-31-2014	5,000,000	5,022,304
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-3 (Miscellaneous Revenue)	2.00	12-31-2013	2,000,000	2,005,596
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-5 (Miscellaneous Revenue)	2.00	11-29-2013	3,000,000	3,004,053
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,002,865
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,012,168
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,011,560
Los Angeles County CA TRAN Series A (Miscellaneous Revenue)	2.00	2-28-2014	18,750,000	18,861,839
Los Angeles County CA TRAN Series B (Miscellaneous Revenue)	2.00	6-30-2014	12,495,000	12,646,932
San Diego County CA Unified School District TRAN Series A-1 (Miscellaneous Revenue)	2.00	1-31-2014	16,000,000	16,073,117
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.11	12-5-2013	6,250,000	6,250,000
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.12	11-8-2013	10,000,000	10,000,000
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	25,000,000	25,176,921
				305,152,572

Variable Rate Demand Notes ø: 75.18%
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center Orange Project (Miscellaneous Revenue, Bank of America NA LOC)	0.13	6-1-2029	4,425,000	4,425,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.09	9-1-2033	3,700,000	3,700,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	7-15-2035	8,100,000	8,100,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.09	4-1-2035	2,185,000	2,185,000

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.09%	5-15-2035	$1,535,000	$1,535,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.19	9-15-2032	7,975,000	7,975,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.06	4-1-2047	20,810,000	20,810,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.11	10-1-2020	25,330,000	25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-1-2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC LIQ)	0.10	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.10	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.08	11-1-2040	31,215,000	31,215,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.12	11-1-2031	6,775,000	6,775,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.08	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LIQ)	0.10	11-1-2040	10,620,000	10,620,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2037	3,200,000	3,200,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.11	3-1-2031	15,385,000	15,385,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	8-1-2031	14,340,000	14,340,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured) 144A	0.08	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.08	11-15-2048	25,422,423	25,422,423
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.09	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.14	6-1-2036	1,145,000	1,145,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.09	11-1-2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2035	3,605,000	3,605,000
California Educational Facilities Authority Series 3336 (Education Revenue) 144A	0.08	6-1-2043	10,000,000	10,000,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.06	10-1-2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.09	11-1-2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.07	8-1-2039	13,460,000	13,460,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.07	3-1-2047	6,725,000	6,725,000
California HFFA Scripps Health Series C (Health Revenue)	0.06	10-1-2042	18,500,000	18,500,000

2

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.10%	9-1-2036	$13,800,000	$13,800,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue)	0.09	12-1-2035	1,310,000	1,310,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.10	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC)	0.07	12-1-2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.11	1-1-2037	2,115,000	2,115,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.06	6-1-2025	6,195,000	6,195,000
California Kindergarten Series B-2 (GO, Citibank NA LOC)	0.05	5-1-2034	4,900,000	4,900,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.11	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series 2007-A (Housing Revenue, California Bank & Trust LOC)	0.06	8-1-2037	15,610,000	15,610,000
California Municipal Finance Authority San Francisco Planning Project Series 2008A (IDR, Pacific Capital Bank NA LOC)	0.08	12-1-2042	4,500,000	4,500,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.12	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.12	11-1-2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.13	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.15	11-1-2032	5,000,000	5,000,000
California Public Improvements Series A Sub Series A-1-2 Refunding Notes (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.06	5-1-2040	3,450,000	3,450,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.09	6-1-2028	8,700,000	8,700,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ)	0.16	5-1-2015	6,210,000	6,210,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured) 144A	0.23	11-1-2033	3,000,000	3,000,000
California University Revenue Systemwide Series C (Education Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	0.16	11-1-2014	10,000,000	10,000,000
Clipper Tax Exempt Certificate Trust Series 2013-4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.09	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-1188 (GO) 144A	0.10	8-1-2047	10,230,000	10,230,000
Deutsche Bank Spears/Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)	0.16	12-1-2030	1,115,000	1,115,000
Deutsche Bank Spears/Lifers Trust Series DBE-296 (GO, AGM Insured)	0.15	8-1-2031	4,105,000	4,105,000
Deutsche Bank Spears/Lifers Trust Series DBE-362 (GO, Ambac Insured)	0.16	6-1-2022	3,570,000	3,570,000
Deutsche Bank Spears/Lifers Trust Series DBE-659 (GO, AGM Insured)	0.12	8-1-2031	11,088,000	11,088,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.08	12-1-2013	2,160,000	2,160,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.08	8-1-2032	10,135,000	10,135,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.21	6-1-2045	8,000,000	8,000,000
Golden State Tobacco Securitization Corporation California Series 2215 (Tobacco Revenue, Morgan Stanley Bank LIQ)	0.30	6-1-2045	25,500,000	25,500,000

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.21%	6-1-2045	$21,290,000	$21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.14	6-1-2014	4,800,000	4,800,000
Hesperia CA COP Civic Plaza Financing (Miscellaneous Revenue, Bank of America NA LOC)	0.18	10-1-2034	11,915,000	11,915,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.09	3-1-2028	6,620,000	6,620,000
JPMorgan Chase PUTTER/DRIVER Trust Semitropic Improvement Series 3584 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	6-1-2017	9,590,000	9,590,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3459 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.13	11-15-2025	8,000,000	8,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z San Marcos CA Unified School District (GO, JPMorgan Chase & Company LIQ) 144A	0.11	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z Arcadia CA Unified School District (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.11	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4002Z El Dorado CA Union High School (GO, JPMorgan Chase & Company LIQ) 144A	0.11	8-1-2018	5,010,000	5,010,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4289 Los Angeles CA Unified School District (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.09	11-28-2013	34,600,000	34,600,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	2-15-2031	5,855,000	5,855,000
Las Virgenes CA Unified School District Series A (GO, AGM Insured, Bank of America NA LIQ) 144A	0.13	8-1-2031	6,665,000	6,665,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.08	8-1-2033	5,000,000	5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	12-15-2034	6,290,000	6,290,000
Los Angeles CA COP Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.07	8-1-2038	7,150,000	7,150,000
Los Angeles CA DW&P Sub Series A-3 (Utilities Revenue)	0.06	7-1-2035	475,000	475,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	7-1-2034	8,600,000	8,600,000
Los Angeles CA IDA Megatoys Project (IDR, East West Bank LOC)	0.12	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.09	7-1-2027	3,540,000	3,540,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.08	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.07	10-1-2042	10,235,000	10,235,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.07	1-1-2031	28,220,000	28,220,000
Metropolitan Water District of Southern California Refunding Bond Series D (Water & Sewer Revenue)	0.05	7-1-2035	7,500,000	7,500,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	9-15-2024	1,375,000	1,375,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.09	9-1-2033	8,700,000	8,700,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.12	7-1-2033	14,880,000	14,880,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.07	3-1-2049	2,350,000	2,350,000
Orange County CA Improvement Bond Act of 1915 Irvine Coast Assessment District #88 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.10	9-2-2018	13,100,000	13,100,000
Pasadena CA COP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.10	2-1-2035	2,000,000	2,000,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.11	4-1-2026	500,000	500,000

4

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08%	5-15-2034	$5,000,000	$5,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LIQ)	0.10	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	2-15-2033	1,500,000	1,500,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.09	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.09	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.07	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.11	5-16-2015	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	2-15-2027	1,500,000	1,500,000
San Bernardino County CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	5-1-2026	7,000,000	7,000,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.08	8-1-2019	11,000,000	11,000,000
San Diego County CA Housing Authority MFHR Studio 15 Series B (Housing Revenue, Citibank NA LOC)	0.09	10-1-2039	5,250,000	5,250,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.08	11-1-2036	9,960,000	9,960,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.10	11-1-2039	6,500,000	6,500,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.12	8-1-2032	2,840,000	2,840,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.10	8-1-2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC LIQ)	0.10	12-1-2017	37,500,000	37,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.12	12-1-2033	1,325,000	1,325,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.13	11-1-2033	7,325,000	7,325,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.09	2-1-2038	10,600,000	10,600,000
San Jose CA MFHR Villa Monterey Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2035	8,000,000	8,000,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.09	6-1-2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	9-15-2032	1,120,000	1,120,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.13	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.18	9-1-2036	1,045,000	1,045,000
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.07	6-1-2026	11,770,000	11,770,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.07	7-1-2033	2,345,000	2,345,000

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Tustin CA Unified School District Special Tax Community Facilities District #07-1 (Tax Revenue, Bank of America NA LOC)		0.08%	9-1-2050	$37,800,000	$37,800,000
					1,040,755,423

Other : 0.84%

Variable Rate Demand Notes ø: 0.84%
FHLMC Multi-Family Certificates (Housing Revenue)		0.14	11-15-2034	9,892,570	9,892,570
FHLMC Multi-Family Certificates (Housing Revenue)		0.14	8-15-2045	1,726,211	1,726,211
					11,618,781

Puerto Rico : 1.93%

Variable Rate Demand Notes ø: 1.93%
Deutsche Bank Spears/Lifers Trust Series DBE-1194 (Tax Revenue) 144A		0.28	8-1-2057	13,400,000	13,400,000
Deutsche Bank Spears/Lifers Trust Series DBE-1195 (Tax Revenue) 144A		0.28	8-1-2057	1,900,000	1,900,000
Deutsche Bank Spears/Lifers Trust Series DBE-1196 (Tax Revenue) 144A		0.28	8-1-2057	1,500,000	1,500,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)		0.07	7-1-2028	10,000,000	10,000,000
					26,800,000

Total Municipal Obligations (Cost $1,384,326,776)					1,384,326,776

Total investments in securities (Cost $1,384,326,776)*	99.99%				1,384,326,776
Other assets and liabilities, net	0.01				107,066

Total net assets	100.00%				$1,384,433,842

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

6

Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 34.25%
Abbey National Treasury Services plc	0.12%	11-1-2013	$227,000,000	$227,000,000
ABN AMRO Funding LLC	0.15	11-1-2013	68,000,000	68,000,000
Banco del Estado de Chile	0.22	12-6-2013	60,000,000	60,000,000
Banco del Estado de Chile ±	0.22	4-7-2014	20,000,000	20,000,000
Bank of Montreal	0.18	1-7-2014	50,000,000	50,000,000
Bank of Montreal	0.18	1-14-2014	50,000,000	50,000,000
Bank of Montreal	0.19	11-20-2013	60,000,000	60,000,000
Bank of Montreal	0.19	11-20-2013	60,000,000	60,000,000
Bank of Montreal	0.23	1-21-2014	55,000,000	55,000,000
Bank of Montreal ±	0.30	11-15-2013	15,000,000	15,000,492
Bank of Nova Scotia	0.19	1-6-2014	55,000,000	55,000,000
Bank of Nova Scotia	0.19	2-20-2014	40,000,000	40,000,000
Bank of Nova Scotia	0.21	11-1-2013	52,000,000	52,000,000
Bank of Nova Scotia ±	0.23	12-16-2013	63,000,000	63,003,971
Bank of Nova Scotia ±	0.34	1-2-2014	6,000,000	6,001,580
Bank of Nova Scotia ±	0.50	1-3-2014	10,000,000	10,005,506
Bank of Tokyo-Mitsubishi LLC	0.08	11-1-2013	135,000,000	135,000,000
Bank of Tokyo-Mitsubishi LLC	0.13	11-5-2013	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi LLC	0.15	11-14-2013	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi LLC	0.16	11-4-2013	75,000,000	74,999,875
Barclays Bank plc ±	0.76	12-12-2013	122,000,000	122,000,000
China Construction Bank Corporation	0.25	11-6-2013	15,000,000	15,000,000
China Construction Bank Corporation ±§	0.42	3-25-2015	91,000,000	91,000,000
Credit Industriel & Commercial (New York)	0.11	11-1-2013	146,000,000	146,000,000
Credit Industriel & Commercial (New York)	0.15	11-1-2013	125,000,000	125,000,000
DBS Bank Limited	0.17	11-1-2013	200,000,000	200,000,000
DNB Nor Bank ASA	0.16	12-27-2013	48,000,000	48,000,000
DNB Nor Bank ASA	0.22	11-14-2013	20,000,000	20,000,108
DZ Bank AG	0.16	12-30-2013	125,000,000	125,000,000
Fortis Funding LLC	0.10	11-4-2013	100,000,000	100,000,000
HSBC Bank plc	0.09	11-1-2013	68,000,000	68,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	1-2-2014	30,000,000	30,000,000
Mitsubishi UFJ Trust and Banking Corporation (z)	0.25	12-20-2013	38,000,000	37,987,077
Mitsubishi UFJ Trust and Banking Corporation	0.21	11-1-2013	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	1-21-2014	50,000,000	50,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.22	11-15-2013	95,000,000	95,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	11-6-2013	50,000,000	50,000,415
Mizuho Bank Limited	0.16	11-1-2013	50,000,000	50,000,000
Mizuho Bank Limited	0.16	11-22-2013	60,000,000	60,000,000
Mizuho Bank Limited	0.21	11-14-2013	40,000,000	40,000,721
National Australia Bank Limited ±	1.44	1-30-2014	46,000,000	46,131,686
National Australia Bank Limited ±	1.49	1-17-2014	45,000,000	45,115,225
National Bank of Kuwait	0.14	11-1-2013	70,000,000	70,000,000
Natixis Corporation	0.13	11-7-2013	50,000,000	50,000,000
Natixis Corporation	0.10	11-1-2013	310,000,000	310,000,000
Nordea Bank plc	0.16	12-12-2013	28,000,000	27,999,357
Nordea Bank plc	0.20	11-15-2013	50,000,000	50,000,000
Nordea Bank plc	0.21	12-4-2013	50,000,000	50,000,000
Norinchukin Bank	0.22	12-4-2013	55,000,000	55,001,052
Norinchukin Bank	0.22	12-6-2013	44,000,000	44,000,000
Norinchukin Bank	0.22	1-15-2014	30,000,000	29,999,973
Norinchukin Bank	0.22	1-28-2014	48,000,000	48,000,000
Norinchukin Bank	0.23	11-5-2013	53,000,000	53,000,000
Norinchukin Bank	0.23	12-9-2013	17,000,000	17,000,000
Oversea-Chinese Banking Corporation Limited	0.16	11-14-2013	24,000,000	23,999,913
Oversea-Chinese Banking Corporation Limited	0.17	12-3-2013	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-24-2013	20,000,000	20,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-31-2013	28,000,000	28,000,000
Oversea-Chinese Banking Corporation Limited	0.18	12-9-2013	19,000,000	18,999,800
Oversea-Chinese Banking Corporation Limited	0.19	1-24-2014	34,000,000	33,999,207
Oversea-Chinese Banking Corporation Limited	0.19	1-29-2014	10,000,000	10,000,000
Royal Bank of Canada ±	0.27	10-17-2014	55,000,000	55,000,000
Royal Bank of Canada ±	0.28	6-24-2014	35,000,000	35,000,000
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	14,000,000	14,000,094
Skandinaviska Enskilda Banken AG ±	0.53	12-3-2013	145,000,000	145,000,000

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Societe Generale	0.12%	11-1-2013	$109,000,000	$109,000,000
Societe Generale ±	0.37	5-14-2014	50,000,000	50,000,000
Societe Generale ±	0.38	9-12-2014	49,000,000	49,000,000
Standard Chartered Bank	0.19	1-23-2014	60,000,000	60,000,000
Standard Chartered Bank	0.22	12-23-2013	40,000,000	40,000,000
Standard Chartered Bank	0.22	12-27-2013	40,000,000	40,000,000
Standard Chartered Bank	0.23	1-8-2014	40,000,000	40,000,000
Standard Chartered Bank	0.23	1-13-2014	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation	0.21	11-13-2013	26,000,000	26,000,000
Sumitomo Mitsui Banking Corporation	0.21	11-19-2013	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation	0.22	1-15-2014	54,000,000	54,000,000
Sumitomo Mitsui Banking Corporation ±	0.22	12-19-2013	48,000,000	48,000,000
Svenska Handelsbanken	0.22	11-8-2013	40,000,000	40,000,039
Svenska Handelsbanken	0.22	11-15-2013	40,000,000	40,000,078
Svenska Handelsbanken	0.24	12-20-2013	48,000,000	48,000,326
Swedbank ±	0.32	3-5-2014	21,800,000	21,806,481
Toronto-Dominion Bank	0.13	11-5-2013	20,000,000	20,000,000
Toronto-Dominion Bank	0.15	1-8-2014	40,000,000	40,000,000
Toronto-Dominion Bank	0.17	12-17-2013	65,000,000	65,000,000
Toronto-Dominion Bank	0.22	2-24-2014	45,000,000	45,000,000
Toronto-Dominion Bank	0.23	3-6-2014	52,000,000	52,000,000
Westpac Banking Corporation ±	0.25	4-2-2014	6,000,000	5,999,582

Total Certificates of Deposit (Cost $4,988,052,558)				4,988,052,558

Commercial Paper : 47.59%

Asset-Backed Commercial Paper : 19.23%
Albion Capital Corporation SA 144A(z)	0.17	11-4-2013	30,000,000	29,999,575
Albion Capital Corporation SA 144A(z)	0.20	11-20-2013	35,000,000	34,996,306
Alpine Securitization Corporation 144A(z)	0.15	11-13-2013	6,245,000	6,244,688
Alpine Securitization Corporation 144A(z)	0.15	11-18-2013	40,000,000	39,997,167
Alpine Securitization Corporation 144A(z)	0.15	11-21-2013	95,000,000	94,992,083
Anglesea Funding LLC ±144A	0.32	2-11-2014	18,000,000	18,000,000
Anglesea Funding LLC ±144A	0.32	2-11-2014	20,000,000	20,000,000
Anglesea Funding LLC 144A(z)	0.32	11-6-2013	10,000,000	9,999,556
Anglesea Funding LLC 144A(z)	0.32	11-20-2013	11,000,000	10,998,142
Anglesea Funding LLC ±144A	0.33	12-4-2013	17,000,000	17,000,000
Antalis US Funding Corporation 144A(z)	0.33	11-7-2013	5,000,000	4,999,725
Bennington Stark Capital Company LLC ±144A	0.40	5-9-2014	50,000,000	49,996,220
CAFCO LLC 144A(z)	0.16	11-4-2013	32,000,000	31,999,573
CAFCO LLC 144A(z)	0.16	11-5-2013	25,000,000	24,999,556
CAFCO LLC 144A(z)	0.17	11-1-2013	24,000,000	24,000,000
Charta LLC 144A(z)	0.18	11-6-2013	20,000,000	19,999,500
Charta LLC 144A(z)	0.18	11-7-2013	4,000,000	3,999,880
Charta LLC 144A(z)	0.19	11-19-2013	31,000,000	30,997,165
Ciesco LLC 144A(z)	0.19	11-13-2013	8,000,000	7,999,493
Collateralized Commercial Paper Company LLC (z)	0.23	12-18-2013	50,000,000	49,984,986
Concord Minutemen Capital Company 144A(z)	0.22	11-1-2013	10,000,000	10,000,000
Concord Minutemen Capital Company 144A(z)	0.22	11-4-2013	15,000,000	14,999,725
Concord Minutemen Capital Company 144A(z)	0.22	1-7-2014	17,000,000	16,993,039
Concord Minutemen Capital Company 144A(z)	0.22	1-21-2014	20,000,000	19,990,100
Concord Minutemen Capital Company 144A(z)	0.22	1-24-2014	40,000,000	39,979,467
Concord Minutemen Capital Company 144A(z)	0.25	1-13-2014	35,000,000	34,982,257
CRC Funding LLC 144A(z)	0.16	11-5-2013	35,000,000	34,999,378
CRC Funding LLC 144A(z)	0.19	11-19-2013	11,000,000	10,998,955
Crown Point Capital Company 144A(z)	0.22	11-19-2013	10,000,000	9,998,900
Crown Point Capital Company 144A(z)	0.22	1-21-2014	20,000,000	19,990,100
Crown Point Capital Company 144A(z)	0.25	1-9-2014	50,000,000	49,976,042
Crown Point Capital Company 144A(z)	0.25	1-15-2014	20,000,000	19,989,583
Crown Point Capital Company 144A(z)	0.25	1-22-2014	30,000,000	29,982,917
Fairway Finance Corporation 144A(z)	0.19	12-18-2013	21,000,000	20,994,791
Gemini Securitization Corporation LLC 144A(z)	0.11	11-1-2013	12,000,000	12,000,000
Gotham Funding Corporation 144A(z)	0.17	11-6-2013	20,000,000	19,999,528
Gotham Funding Corporation 144A(z)	0.18	11-13-2013	18,000,000	17,998,920

2

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A(z)	0.16%	12-4-2013	$8,231,000	$8,229,793
Govco LLC 144A(z)	0.16	11-26-2013	25,000,000	24,997,222
Govco LLC 144A(z)	0.17	11-1-2013	24,000,000	24,000,000
Govco LLC 144A(z)	0.18	11-5-2013	10,000,000	9,999,800
Govco LLC 144A(z)	0.18	11-8-2013	17,000,000	16,999,405
Govco LLC 144A(z)	0.18	11-12-2013	14,000,000	13,999,230
Hannover Funding Company LLC 144A(z)	0.22	11-5-2013	10,000,000	9,999,756
Hannover Funding Company LLC 144A(z)	0.22	12-18-2013	3,000,000	2,999,138
Hannover Funding Company LLC 144A(z)	0.23	11-8-2013	10,000,000	9,999,553
Hannover Funding Company LLC 144A(z)	0.24	11-13-2013	5,000,000	4,999,600
Hannover Funding Company LLC 144A(z)	0.24	11-19-2013	25,000,000	24,997,000
Hannover Funding Company LLC 144A(z)	0.24	11-18-2013	20,000,000	19,997,733
Institutional Secured Funding LLC 144A(z)	0.35	11-21-2013	10,000,000	9,998,056
Institutional Secured Funding LLC 144A(z)	0.35	11-26-2013	25,000,000	24,993,924
Institutional Secured Funding LLC 144A(z)	0.37	12-3-2013	20,000,000	19,993,422
Kells Funding LLC ±144A	0.20	2-18-2014	20,000,000	19,999,152
Kells Funding LLC 144A(z)	0.22	11-25-2013	15,000,000	14,997,800
Kells Funding LLC 144A(z)	0.23	1-22-2014	7,000,000	6,996,333
Kells Funding LLC ±144A	0.24	11-12-2013	28,000,000	28,000,318
Kells Funding LLC ±144A%%	0.24	10-20-2014	42,000,000	42,000,000
Kells Funding LLC ±144A	0.24	10-10-2014	50,000,000	50,000,000
Kells Funding LLC ±144A	0.24	10-8-2014	45,000,000	44,995,721
Kells Funding LLC 144A(z)	0.22	11-7-2013	10,000,000	9,999,633
Kells Funding LLC 144A(z)	0.22	11-18-2013	15,000,000	14,998,442
Kells Funding LLC 144A(z)	0.22	11-25-2013	21,000,000	20,996,920
Kells Funding LLC 144A(z)	0.23	1-27-2014	20,000,000	19,988,883
Lexington Parker Capital Company LLC 144A(z)	0.22	11-19-2013	10,000,000	9,998,900
Lexington Parker Capital Company LLC 144A(z)	0.22	1-8-2014	45,000,000	44,981,300
Lexington Parker Capital Company LLC 144A(z)	0.25	1-9-2014	20,000,000	19,990,417
Lexington Parker Capital Company LLC 144A(z)	0.25	1-17-2014	55,000,000	54,970,590
Lexington Parker Capital Company LLC 144A(z)	0.25	1-22-2014	30,000,000	29,982,917
Liberty Street Funding LLC 144A(z)	0.15	11-4-2013	26,000,000	25,999,655
Liberty Street Funding LLC 144A(z)	0.15	11-5-2013	20,000,000	19,999,667
Liberty Street Funding LLC 144A(z)	0.16	11-25-2013	20,000,000	19,997,867
Liberty Street Funding LLC 144A(z)	0.17	11-18-2013	20,000,000	19,998,394
Liberty Street Funding LLC 144A(z)	0.18	11-13-2013	26,000,000	25,998,440
Liberty Street Funding LLC 144A(z)	0.19	12-5-2013	18,000,000	17,996,770
Liberty Street Funding LLC 144A(z)	0.23	1-13-2014	35,000,000	34,983,676
Liberty Street Funding LLC 144A(z)	0.18	11-15-2013	27,000,000	26,998,056
LMA Americas LLC 144A(z)	0.26	11-12-2013	5,000,000	4,999,603
LMA Americas LLC 144A(z)	0.26	1-15-2014	27,000,000	26,985,375
LMA Americas LLC 144A(z)	0.26	1-17-2014	40,000,000	39,977,756
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-9-2013	16,000,000	15,996,791
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-12-2013	10,000,000	9,997,836
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-12-2013	6,000,000	5,999,633
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-14-2013	19,000,000	18,998,628
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-20-2013	25,000,000	24,997,361
Manhattan Asset Funding Company LLC 144A(z)	0.25	11-18-2013	57,000,000	56,993,271
Matchpoint Master Trust 144A(z)	0.17	11-21-2013	3,000,000	2,999,717
Matchpoint Master Trust 144A(z)	0.22	11-4-2013	14,000,000	13,999,743
MetLife Short Term Funding LLC 144A(z)	0.19	11-4-2013	19,000,000	18,999,699
Mountcliff Funding LLC 144A(z)	0.30	1-9-2014	4,000,000	3,997,700
Mountcliff Funding LLC 144A(z)	0.31	12-2-2013	9,000,000	8,997,598
Mountcliff Funding LLC 144A(z)	0.32	11-7-2013	16,000,000	15,999,147
Nieuw Amsterdam Receivables Corporation 144A(z)	0.17	12-4-2013	16,000,000	15,997,507
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	11-4-2013	33,000,000	32,999,505
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	12-13-2013	10,000,000	9,997,900
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	11-5-2013	10,000,000	9,999,778
Old Line Funding LLC 144A(z)	0.23	2-20-2014	12,000,000	11,991,490
Old Line Funding LLC 144A(z)	0.24	1-24-2014	25,000,000	24,986,000
Regency Markets No.1 LLC 144A(z)	0.15	11-19-2013	40,000,000	39,997,000
Regency Markets No.1 LLC 144A(z)	0.15	11-20-2013	45,000,000	44,996,438
Regency Markets No.1 LLC 144A(z)	0.15	11-22-2013	80,000,000	79,993,000
Regency Markets No.1 LLC 144A(z)	0.17	11-6-2013	30,000,000	29,999,292
Regency Markets No.1 LLC 144A(z)	0.21	11-14-2013	55,000,000	54,995,829

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Ridgefield Funding Company ±144A	0.26%	5-9-2014	$34,000,000	$33,998,486
Scaldis Capital LLC 144A(z)	0.20	11-7-2013	10,000,000	9,999,667
Sydney Capital Corporation 144A(z)	0.25	12-12-2013	14,000,000	13,996,014
Sydney Capital Corporation 144A(z)	0.25	12-16-2013	12,000,000	11,996,250
Sydney Capital Corporation 144A(z)	0.26	11-14-2013	7,000,000	6,999,343
Thunder Bay Funding LLC 144A(z)	0.20	1-3-2014	8,000,000	7,997,200
Thunder Bay Funding LLC 144A(z)	0.23	2-20-2014	7,000,000	6,995,036
Thunder Bay Funding LLC 144A(z)	0.24	3-5-2014	30,000,000	29,975,200
Victory Receivables 144A(z)	0.17	11-4-2013	15,000,000	14,999,788
Victory Receivables 144A(z)	0.17	11-6-2013	8,000,000	7,999,811
Victory Receivables 144A(z)	0.17	11-8-2013	7,000,000	6,999,769
Victory Receivables 144A(z)	0.17	11-25-2013	25,000,000	24,997,167
Victory Receivables 144A(z)	0.18	11-12-2013	30,000,000	29,998,350
Victory Receivables 144A(z)	0.18	11-19-2013	60,000,000	59,994,600
Victory Receivables 144A(z)	0.18	11-21-2013	20,000,000	19,998,000
Victory Receivables 144A(z)	0.20	12-3-2013	10,000,000	9,998,222
Victory Receivables 144A(z)	0.22	11-14-2013	27,000,000	26,997,931
White Point Funding Incorporated 144A(z)	0.30	12-19-2013	5,000,000	4,998,000
Working Capital Management Company 144A(z)	0.17	11-5-2013	25,000,000	24,999,528
Working Capital Management Company 144A(z)	0.19	11-1-2013	5,000,000	5,000,000
Working Capital Management Company 144A(z)	0.19	11-21-2013	50,000,000	49,994,722
				2,800,977,481

Financial Company Commercial Paper : 21.81%
ABN AMRO Funding LLC 144A(z)	0.20	11-8-2013	37,000,000	36,998,561
ABN AMRO Funding LLC 144A(z)	0.20	11-13-2013	8,000,000	7,999,467
ABN AMRO Funding LLC 144A(z)	0.20	11-18-2013	47,000,000	46,995,561
ANZ Banking Group (London) ±144A	0.20	11-6-2013	9,000,000	9,000,000
Australia & New Zealand Banking Group ±144A	0.31	11-18-2013	35,000,000	35,000,000
Banco de Credito e Inversiones 144A(z)	0.38	1-28-2014	35,000,000	34,967,489
Banco Santander Chile 144A(z)	0.28	11-19-2013	10,000,000	9,998,600
Banco Santander Chile 144A(z)	0.28	11-20-2013	10,000,000	9,998,522
Bank of Nova Scotia (z)	0.18	1-22-2014	50,000,000	49,979,500
Barclays Bank plc 144A(z)	0.19	11-20-2013	23,000,000	22,997,694
Barclays Bank plc 144A(z)	0.25	11-6-2013	30,000,000	29,998,958
Barclays Bank plc 144A(z)	0.25	12-2-2013	50,000,000	49,989,236
BNZ International Funding Limited ±144A	0.37	11-1-2013	45,000,000	45,000,000
BPCE 144A(z)	0.26	2-4-2014	55,000,000	54,962,264
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-18-2013	25,000,000	24,997,639
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-5-2013	15,000,000	14,999,667
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-6-2013	45,000,000	44,998,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-16-2014	13,000,000	12,994,511
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-17-2014	35,000,000	34,985,028
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-24-2014	50,000,000	49,974,917
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	50,000,000	50,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-7-2013	15,000,000	14,999,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-13-2013	20,000,000	19,998,667
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	15,000,000	14,999,358
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	12-23-2013	24,000,000	23,991,680
Commonwealth Bank of Australia 144A(z)	0.17	11-25-2013	5,000,000	4,999,433
Commonwealth Bank of Australia ±144A	0.32	11-1-2013	6,000,000	6,000,000
Commonwealth Bank of Australia ±144A	0.31	11-29-2013	25,000,000	24,999,805
Commonwealth Bank of Australia ±144A	0.31	11-14-2013	61,000,000	61,000,443
CPPIB Capital Incorporated 144A(z)	0.15	11-19-2013	40,000,000	39,997,000
CPPIB Capital Incorporated 144A(z)	0.15	12-6-2013	10,000,000	9,998,542
Credit Suisse (New York) (z)	0.19	1-28-2014	45,000,000	44,979,100
DBS Bank Limited 144A(z)	0.21	11-12-2013	10,000,000	9,999,358
DBS Bank Limited 144A(z)	0.21	11-13-2013	20,000,000	19,998,600
Dexia Credit Local SA (z)	0.35	11-27-2013	50,000,000	49,987,361
Dexia Credit Local SA (z)	0.47	2-21-2014	50,000,000	49,926,889
Dexia Credit Local SA (z)	0.47	2-26-2014	40,000,000	39,938,900
DNB Nor Bank ASA 144A(z)	0.17	12-30-2013	27,000,000	26,992,699
DNB Nor Bank ASA ±144A	0.35	12-20-2013	9,000,000	9,001,883
DNB Nor Bank ASA 144A(z)	0.22	11-13-2013	20,000,000	19,998,567

4

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
DNB Nor Bank ASA 144A(z)	0.24%	12-9-2013	$59,000,000	$58,985,365
HSBC Bank plc ±144A	0.27	10-2-2014	50,000,000	50,000,000
ING (U.S.) Funding LLC (z)	0.17	11-12-2013	35,000,000	34,998,182
ING (U.S.) Funding LLC (z)	0.19	12-5-2013	15,000,000	14,997,308
ING (U.S.) Funding LLC (z)	0.19	12-9-2013	15,000,000	14,996,992
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	12-23-2013	60,000,000	59,983,533
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.20	11-21-2013	20,000,000	19,997,778
National Rural Utilities Cooperative Finance Corporation (z)	0.20	11-7-2013	8,000,000	7,999,733
Natixis Corporation (z)	0.27	11-1-2013	45,000,000	45,000,000
Natixis Corporation (z)	0.27	11-4-2013	20,000,000	19,999,550
Nederlandse Waterschapsbank NV ±144A	0.22	6-23-2014	62,000,000	62,001,720
Nederlandse Waterschapsbank NV ±144A	0.25	2-18-2014	15,000,000	15,001,327
Nederlandse Waterschapsbank NV ±144A	0.25	10-29-2014	47,000,000	47,000,000
Nordea Bank AB 144A(z)	0.23	12-17-2013	50,000,000	49,985,625
Nordea Bank AB 144A(z)	0.26	2-3-2014	56,000,000	55,962,714
NRW Bank 144A(z)	0.14	11-4-2013	70,000,000	69,999,134
NRW Bank 144A(z)	0.18	12-10-2013	45,000,000	44,991,469
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-5-2013	75,000,000	74,986,188
NV Bank Nederlandse Gemeenten 144A(z)	0.22	1-27-2014	78,000,000	77,959,473
NV Bank Nederlandse Gemeenten 144A(z)	0.22	2-3-2014	35,000,000	34,979,894
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	65,000,000	64,989,085
Oversea-Chinese Banking Corporation Limited (z)	0.22	1-3-2014	9,000,000	8,996,535
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	70,000,000	69,941,880
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	117,000,000	116,961,130
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-1-2013	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-13-2013	26,000,000	25,998,180
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	12-2-2013	90,000,000	89,983,122
Sumitomo Trust and Banking Corporation 144A(z)	0.13	11-4-2013	25,000,000	24,999,729
Sumitomo Trust and Banking Corporation 144A(z)	0.13	11-5-2013	30,000,000	29,999,567
Sumitomo Trust and Banking Corporation 144A(z)	0.15	11-27-2013	70,000,000	69,992,417
Sumitomo Trust and Banking Corporation 144A(z)	0.16	11-20-2013	97,000,000	96,991,809
Sumitomo Trust and Banking Corporation 144A(z)	0.16	11-22-2013	60,000,000	59,994,400
Suncorp Group Limited 144A(z)	0.31	12-18-2013	28,000,000	27,988,668
Suncorp Group Limited 144A(z)	0.31	12-19-2013	10,000,000	9,995,867
Suncorp Group Limited 144A(z)	0.33	12-12-2013	10,000,000	9,996,242
Suncorp Group Limited 144A(z)	0.37	11-4-2013	24,000,000	23,999,260
Suncorp Group Limited 144A(z)	0.41	12-2-2013	11,000,000	10,996,116
Svenska Handelsbanken Incorporated 144A(z)	0.22	12-20-2013	50,000,000	49,985,028
Swedbank (z)	0.21	12-11-2013	20,000,000	19,995,333
Toyota Credit Canada Incorporated (z)	0.25	2-12-2014	6,000,000	5,995,708
United Overseas Bank Limited 144A(z)	0.17	11-27-2013	17,000,000	16,997,913
United Overseas Bank Limited 144A(z)	0.19	11-22-2013	50,000,000	49,994,458
United Overseas Bank Limited 144A(z)	0.20	1-16-2014	31,000,000	30,986,911
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	10,000,000	9,999,206
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	7,000,000	6,999,508
UOB Funding LLC (z)	0.17	11-8-2013	4,000,000	3,999,868
UOB Funding LLC (z)	0.19	12-20-2013	12,000,000	11,996,897
Westpac Banking Corporation ±144A	0.30	1-16-2014	55,000,000	54,998,829
Westpac Banking Corporation ±144A	0.32	11-8-2013	50,000,000	49,999,901
Westpac Securities NZ Limited ±144A	0.26	11-19-2013	44,000,000	44,000,479
				3,176,244,180

Other Commercial Paper : 6.55%
ACTS Retirement Life Communities Incorporated (z)	0.35	12-5-2013	11,000,000	10,996,364
ACTS Retirement Life Communities Incorporated (z)	0.35	12-5-2013	11,000,000	10,996,364
Caisse Des Depots et Consignations 144A(z)	0.20	11-18-2013	24,000,000	23,997,733
Caisse Des Depots et Consignations 144A(z)	0.20	11-29-2013	60,000,000	59,990,667
China International Marine Containers Company Limited (z)	0.33	11-15-2013	40,000,000	39,994,556
China International Marine Containers Company Limited (z)	0.35	11-1-2013	40,000,000	40,000,000
China International Marine Containers Company Limited (z)	0.35	11-5-2013	15,000,000	14,999,417
China International Marine Containers Company Limited (z)	0.35	11-7-2013	10,000,000	9,999,417
China International Marine Containers Company Limited (z)	0.37	11-14-2013	20,000,000	19,997,328
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-5-2013	15,000,000	14,999,417
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-7-2013	10,000,000	9,999,417

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
China Shipping Container Lines Hong Kong Company Limited (z)	0.35%	11-8-2013	$10,000,000	$9,999,319
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-13-2013	10,000,000	9,998,833
China Shipping Container Lines Hong Kong Company Limited (z)	0.37	11-15-2013	10,000,000	9,998,561
CNPC Finance 144A(z)	0.35	11-15-2013	25,000,000	24,996,597
CNPC Finance 144A(z)	0.36	12-11-2013	5,000,000	4,998,000
CNPC Finance 144A(z)	0.37	11-1-2013	15,000,000	15,000,000
CNPC Finance 144A(z)	0.37	11-5-2013	5,000,000	4,999,794
CNPC Finance 144A(z)	0.37	12-2-2013	30,000,000	29,990,442
CNPC Finance 144A(z)	0.37	12-5-2013	10,000,000	9,996,506
CNPC Finance 144A(z)	0.37	12-9-2013	45,000,000	44,982,425
CNPC Finance 144A(z)	0.37	12-12-2013	20,000,000	19,991,572
CNPC Finance 144A(z)	0.37	12-13-2013	22,000,000	21,990,504
COFCO Capital Corporation (z)	0.16	11-12-2013	8,000,000	7,999,609
COFCO Capital Corporation (z)	0.20	11-19-2013	15,000,000	14,998,500
Deer Park Refining Limited 144A(z)	0.17	11-15-2013	29,000,000	28,997,830
Erste Abwicklungsanstalt 144A(z)	0.18	1-22-2014	55,000,000	54,977,450
Glaxosmithkline Finance plc 144A(z)	0.25	12-11-2013	75,000,000	74,979,167
Glaxosmithkline Finance plc 144A(z)	0.25	12-12-2013	15,000,000	14,995,729
Sinochem Company Limited (z)	0.15	11-7-2013	35,000,000	34,999,125
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	11-1-2013	32,000,000	32,000,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.37	12-12-2013	20,000,000	19,991,572
Sinopec Century Bright Capital Investments Limited 144A(z)	0.37	12-13-2013	20,000,000	19,991,367
Toyota Credit de Puerto Rico (z)	0.24	12-19-2013	7,000,000	6,997,760
Toyota Credit de Puerto Rico (z)	0.26	2-18-2014	7,000,000	6,994,489
Toyota Motor Credit Corporation ±	0.21	6-9-2014	51,000,000	51,000,000
Toyota Motor Credit Corporation (z)	0.24	12-11-2013	42,000,000	41,988,800
Toyota Motor Credit Corporation (z)	0.24	12-18-2013	55,000,000	54,982,767
Toyota Motor Credit Corporation (z)	0.28	1-24-2014	25,000,000	24,983,667
				953,791,065

Total Commercial Paper (Cost $6,931,012,726)				6,931,012,726

Government Agency Debt : 0.24%
Overseas Private Investment Corporation ±(i)§	0.13	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations : 8.00%

Alabama : 0.09%

Variable Rate Demand Note ø: 0.09%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.10	11-15-2046	12,625,000	12,625,000

California : 0.96%

Other Municipal Debt : 0.55%
California Series 11B5 (GO)	0.18	11-26-2013	10,000,000	10,000,000
California Series B2 (GO)	0.15	11-6-2013	11,000,000	11,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	11-1-2013	6,000,000	6,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.17	11-20-2013	12,500,000	12,500,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.61	11-1-2013	4,000,000	4,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 20 Commercial Paper 3/A2 (Utilities Revenue)	0.19	11-21-2013	10,000,000	10,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 55 Commercial Paper 3/A2 (Utilities Revenue)	0.18	11-20-2013	12,000,000	12,000,000

6

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Taxable IAM 773 Commercial Paper 3/A2 (Utilities Revenue)	0.19%	11-14-2013	$15,000,000	$15,000,000
				80,500,000

Variable Rate Demand Notes ø: 0.41%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.08	11-1-2040	23,000,000	23,000,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	11-1-2041	2,000,000	2,000,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.12	8-1-2032	14,000,000	14,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.12	12-1-2033	7,920,000	7,920,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	9-15-2032	5,800,000	5,800,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.18	9-1-2036	7,000,000	7,000,000
				59,720,000

Colorado : 0.53%

Variable Rate Demand Notes ø: 0.53%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.09	11-1-2026	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.09	5-1-2038	18,000,000	18,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.13	5-1-2050	33,815,000	33,815,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC/LIQ) 144A	0.11	11-15-2025	10,000,000	10,000,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.09	4-1-2040	10,000,000	10,000,000
				77,815,000

Connecticut : 0.15%

Variable Rate Demand Note ø: 0.15%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.24	2-1-2026	21,800,000	21,800,000

Delaware : 0.98%

Variable Rate Demand Note ø: 0.98%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.38	7-15-2014	143,000,000	143,000,000

District of Columbia : 0.08%

Other Municipal Debt : 0.08%
District of Columbia Water & Sewer Authority Series A (Water & Sewer Revenue)	0.18	11-20-2013	11,000,000	11,000,000

Georgia : 0.11%

Variable Rate Demand Notes ø: 0.11%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.42	10-1-2039	12,670,000	12,670,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project (IDR, Bank of America NA LOC)	0.13	5-1-2020	3,000,000	3,000,000
				15,670,000

7

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.24%

Variable Rate Demand Notes ø: 0.24%
Cook County IL Various Projects Series D (Tax Revenue)	0.15%	11-1-2030	$31,000,000	$31,000,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds Sub Series A-3 (Housing Revenue, FHLB SPA)	0.11	8-1-2035	4,000,000	4,000,000
				35,000,000

Iowa : 0.15%

Variable Rate Demand Note ø: 0.15%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.11	6-1-2039	21,885,000	21,885,000

Kentucky : 0.07%
Variable Rate Demand Note ø: 0.07%
Kentucky EDFA Goodwill Industries Incorporated Project (IDR, PNC Bank NA LOC)	0.10	12-1-2037	9,750,000	9,750,000

Maryland : 0.51%
Variable Rate Demand Notes ø: 0.51%
Maryland CDA Department of Housing & Community Development (Housing Revenue, TD Bank NA SPA)	0.09	9-1-2043	8,400,000	8,400,000
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.13	9-1-2033	42,000,000	42,000,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.12	9-1-2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.13	1-1-2029	10,550,000	10,550,000
				74,650,000

Michigan : 0.87%

Variable Rate Demand Notes ø: 0.87%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.12	9-1-2033	37,000,000	37,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.12	9-1-2032	27,000,000	27,000,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.10	12-1-2038	25,000,000	25,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	37,580,000	37,580,000
				126,580,000

Nevada : 0.08%

Variable Rate Demand Note ø: 0.08%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.12	10-1-2035	12,160,000	12,160,000

New Jersey : 0.03%

Variable Rate Demand Note ø: 0.03%
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.10	4-15-2014	4,000,000	4,000,000

8

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York : 0.45%

Variable Rate Demand Notes ø: 0.45%
New York Energy R&D Authority Series A-2 (IDR, Scotia Bank LOC)	0.11%	6-1-2036	$4,000,000	$4,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.11	5-1-2039	8,335,000	8,335,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.23	10-1-2031	3,515,000	3,515,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.15	6-15-2044	8,000,000	8,000,000
New York Urban Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series T0020 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	3-15-2015	8,280,000	8,280,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	24,070,000	24,070,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.42	7-27-2014	10,100,000	10,100,000
				66,300,000

North Carolina : 0.05%

Variable Rate Demand Note ø: 0.05%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.29	7-1-2027	7,675,000	7,675,000

Ohio : 0.84%

Variable Rate Demand Notes ø: 0.84%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.15	9-1-2039	22,152,000	22,152,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.12	9-1-2038	33,000,000	33,000,000
Ohio HFA Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.09	9-1-2036	20,715,000	20,715,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.12	9-1-2038	38,745,000	38,745,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.12	3-1-2037	8,050,000	8,050,000
				122,662,000

Pennsylvania : 0.06%

Variable Rate Demand Note ø: 0.06%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series B-2 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-16 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	4-1-2014	8,055,000	8,055,000

South Carolina : 0.23%

Other Municipal Debt : 0.13%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.22	12-18-2013	3,000,000	3,000,000
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.17	11-18-2013	5,000,000	5,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-2-2013	4,000,000	4,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-2-2013	6,000,000	6,000,000
				18,000,000

Variable Rate Demand Note ø: 0.10%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144A	0.15	1-1-2050	15,000,000	15,000,000

9

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Tennessee : 0.44%

Other Municipal Debt : 0.08%
Tennessee Baptist Memorial Healthcare (Health Revenue)	0.15%	11-12-2013	$12,000,000	$12,000,000

Variable Rate Demand Notes ø: 0.36%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.12	11-1-2035	14,130,000	14,130,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.12	7-1-2034	30,815,000	30,815,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.12	2-1-2036	4,545,000	4,545,000
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.10	12-1-2041	3,000,000	3,000,000
				52,490,000

Texas : 0.81%

Other Municipal Debt : 0.04%
University of Texas Fund Taxable IAM Series B Commercial Note 3/A2 (Education Revenue)	0.17	11-13-2013	6,000,000	6,000,000

Variable Rate Demand Notes ø: 0.77%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.09	11-15-2025	3,730,000	3,730,000
Bexar County TX Health Facilities El Centro del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.10	12-1-2032	2,340,000	2,340,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.10	9-1-2041	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking LOC) 144A	0.10	9-1-2031	10,000,000	10,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.13	4-1-2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.22	2-1-2035	33,095,000	33,095,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.10	3-1-2042	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.38	12-15-2026	21,540,380	21,540,380
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.10	6-1-2045	13,500,000	13,500,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.09	12-1-2033	5,000,000	5,000,000
				112,405,380

Utah : 0.03%

Variable Rate Demand Note ø: 0.03%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.10	11-1-2045	4,427,000	4,427,000

Washington : 0.08%

Other Municipal Debt : 0.05%
Port of Seattle WA Series D1 (Airport Revenue)	0.27	11-5-2013	8,000,000	8,000,000

Variable Rate Demand Note ø: 0.03%
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.24	6-1-2037	3,750,000	3,750,000

10

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

West Virginia : 0.14%

Variable Rate Demand Notes ø: 0.14%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project (IDR, U.S. Bank NA LOC)	0.11%	5-1-2018	$11,100,000	$11,100,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.10	4-1-2027	9,000,000	9,000,000
				20,100,000

Wisconsin : 0.02%

Variable Rate Demand Note ø: 0.02%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.11	9-1-2035	2,275,000	2,275,000

Total Municipal Obligations (Cost $1,165,294,380)				1,165,294,380

Other Instruments : 0.74%
Australia & New Zealand Banking Group ±144A	0.98	1-10-2014	21,000,000	21,027,903
Australia & New Zealand Banking Group ±144A	1.25	12-20-2013	24,000,000	24,032,618
BPCE ±144A	2.02	2-7-2014	8,000,000	8,035,093
Dexia Credit Local SA ±144A	0.72	4-29-2014	16,000,000	16,022,689
GBG LLC Custody Receipts ±144A§	0.11	9-1-2027	11,097,000	11,097,000
Oakland-Alameda County CA Series A-1 Municipal Commercial Paper	0.22	11-25-2013	2,000,000	2,000,000
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.20	11-5-2013	9,000,000	9,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	11,080,000	11,080,000
Westpac Banking Corporation ±144A	1.49	1-30-2014	5,000,000	5,014,906
Total Other Instruments (Cost $107,310,209)				107,310,209

Other Notes : 1.65%

Corporate Bonds and Notes : 1.65%
ACTS Retirement Life Communities Incorporated ±§	0.16	11-15-2029	11,286,000	11,286,000
LTF Real Estate LLC ±144A§	0.23	6-1-2033	14,890,000	14,890,000
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	44,000,000	44,013,755
Providence Health & Services ±§	0.14	10-1-2042	11,900,000	11,900,000
Racetrac Capital LLC ±§	0.15	9-1-2020	12,000,000	12,000,000
Toronto-Dominion Bank ±	0.22	11-15-2013	50,000,000	50,000,000
Toyota Motor Credit Corporation ±	0.26	12-9-2013	53,000,000	53,000,000
Toyota Motor Credit Corporation ±	0.26	2-24-2014	44,000,000	44,000,000
Total Other Notes (Cost $241,089,755)				241,089,755

Repurchase Agreements ^^: 3.57%
Bank of Nova Scotia, dated 10-31-2013, maturity value $35,000,107 (1)	0.11	11-1-2013	35,000,000	35,000,000
Credit Agricole, dated 10-31-2013, maturity value $33,000,101 (2)	0.11	11-1-2013	33,000,000	33,000,000
Goldman Sachs & Company, dated 10-1-2013, maturity value $168,046,293 (3) ±§¢(i)	0.16	12-2-2013	168,000,000	168,000,000
GX Clarke & Company, dated 10-31-2013, maturity value $54,000,240 (4)	0.16	11-1-2013	54,000,000	54,000,000
JPMorgan Securities, dated 10-1-2013, maturity value $19,002,291 (5) ±§¢	0.14	11-1-2013	19,000,000	19,000,000
JPMorgan Securities, dated 10-1-2013, maturity value $193,104,542 (6) ±§¢(i)	0.30	12-5-2013	193,000,000	193,000,000
Societe Generale NY, dated 10-31-2013, maturity value $18,000,050 (7)	0.10	11-1-2013	18,000,000	18,000,000
Total Repurchase Agreements (Cost $520,000,000)				520,000,000

Treasury Debt : 4.88%
U.S. Treasury Bill (z)##	0.08	12-5-2013	66,000,000	65,994,986

11

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Bill (z)	0.08%	12-19-2013	$48,000,000	$47,994,880
U.S. Treasury Bill (z)	0.08	12-12-2013	67,000,000	66,993,867
U.S. Treasury Bill (z)	0.08	11-29-2013	67,000,000	66,995,701
U.S. Treasury Note	0.25	11-30-2013	39,000,000	39,004,864
U.S. Treasury Note	0.25	3-31-2014	39,000,000	39,023,167
U.S. Treasury Note	0.25	6-30-2014	17,000,000	17,013,337
U.S. Treasury Note	0.75	12-15-2013	49,000,000	49,038,140
U.S. Treasury Note	0.75	6-15-2014	16,000,000	16,061,126
U.S. Treasury Note	1.00	5-15-2014	6,000,000	6,026,240
U.S. Treasury Note	1.25	3-15-2014	20,000,000	20,084,525
U.S. Treasury Note	1.25	4-15-2014	40,000,000	40,207,371
U.S. Treasury Note	1.88	4-30-2014	20,000,000	20,176,360
U.S. Treasury Note	2.38	8-31-2014	47,000,000	47,856,902
U.S. Treasury Note	2.63	6-30-2014	19,000,000	19,312,421
U.S. Treasury Note	4.75	5-15-2014	146,000,000	149,578,842
Total Treasury Debt (Cost $711,362,729)				711,362,729

Total investments in securities (Cost $14,699,122,357)*	100.92%			14,699,122,357
Other assets and liabilities, net	(0.92)			(134,445,127)

Total net assets	100.00%			$14,564,677,230

±	Variable rate investment. The rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
##	All or a portion of this security has been segregated for when-issued securities.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.50%, 8-1-2026 to 10-1-2043, fair value including accrued interest is $36,050,000.
(2)	U.S. government securities, 1.63% to 5.51%, 6-1-2017 to 12-20-2062, fair value including accrued interest is $33,990,000.
(3)	U.S. government securities, 0.00% to 0.30%, 11-4-2013 to 5-15-2023, fair value including accrued interest is $171,360,000.
(4)	U.S. government securities, 0.00% to 11.25%, 11-15-2013 to 8-15-2043, fair value including accrued interest is $55,080,457.
(5)	U.S. government security, 0.00%, 2-4-2014 to 2-10-2014, fair value including accrued interest is $19,380,745.
(6)	U.S. government securities, 0.00% to 0.38%, 11-1-2013 to 7-25-2014, fair value including accrued interest is $196,860,565.
(7)	U.S. government securities, 2.13% to 4.50%, 10-1-2025 to 11-1-2043, fair value including accrued interest is $18,540,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

12

Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities
Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 60.18%
FFCB (z)	0.01%	11-1-2013	$10,000,000	$10,000,000
FFCB (z)	0.02	11-19-2013	50,000,000	49,999,500
FFCB (z)	0.02	12-3-2013	50,000,000	49,999,111
FFCB (z)	0.03	11-12-2013	20,000,000	19,999,817
FFCB (z)	0.03	11-15-2013	40,000,000	39,999,533
FFCB (z)	0.03	1-14-2014	25,000,000	24,998,458
FFCB (z)	0.04	11-4-2013	50,000,000	49,999,875
FFCB (z)	0.04	11-8-2013	25,000,000	24,999,806
FFCB (z)	0.04	1-3-2014	10,000,000	9,999,300
FFCB (z)	0.04	1-30-2014	25,000,000	24,997,500
FFCB (z)	0.05	12-10-2013	25,000,000	24,998,646
FFCB (z)	0.07	3-20-2014	100,000,000	99,972,972
FFCB (z)	0.09	1-27-2014	40,000,000	39,993,113
FFCB (z)	0.09	2-11-2014	40,000,000	39,989,800
FFCB (z)	0.09	3-4-2014	10,000,000	9,996,925
FFCB ±	0.10	4-11-2014	35,000,000	34,997,678
FFCB ±	0.10	5-13-2014	125,000,000	124,993,972
FFCB ±	0.11	5-1-2014	175,000,000	174,993,288
FFCB (z)	0.11	11-7-2013	75,000,000	74,998,625
FFCB (z)	0.11	12-17-2013	40,000,000	39,995,528
FFCB ±	0.12	4-2-2015	50,000,000	49,989,746
FFCB ±	0.12	1-6-2014	35,000,000	34,999,205
FFCB (z)	0.14	1-15-2014	40,000,000	39,988,333
FFCB ±	0.15	4-16-2014	50,000,000	50,007,094
FFCB ±	0.15	4-2-2014	150,000,000	149,996,839
FFCB	0.15	1-17-2014	104,000,000	104,015,702
FFCB (z)	0.15	2-12-2014	45,000,000	44,980,688
FFCB ±	0.16	7-23-2015	155,000,000	154,993,569
FFCB ±	0.16	12-23-2013	41,715,000	41,717,179
FFCB ±	0.16	1-28-2015	71,000,000	71,018,072
FFCB ±	0.16	11-19-2013	25,000,000	25,001,547
FFCB ±	0.16	1-13-2015	250,000,000	249,939,467
FFCB ±	0.17	11-18-2013	10,000,000	10,000,557
FFCB ±	0.18	5-4-2015	70,500,000	70,527,143
FFCB	0.19	12-13-2013	10,000,000	10,001,013
FFCB ±	0.19	2-24-2014	142,000,000	142,022,936
FFCB	0.19	7-15-2014	83,068,000	83,078,506
FFCB ±	0.20	3-20-2015	132,500,000	132,603,113
FFCB	0.92	11-26-2013	12,000,000	12,006,591
FFCB	1.30	12-23-2013	9,000,000	9,015,308
FFCB	1.38	2-10-2014	10,000,000	10,035,451
FFCB	2.63	4-17-2014	48,547,000	49,101,989
FFCB	3.00	9-22-2014	64,350,000	65,980,138
FHLB ±	0.02	11-18-2013	25,000,000	24,999,412
FHLB ±	0.06	1-23-2014	200,000,000	199,990,294
FHLB	0.06	4-2-2014	250,000,000	249,972,885
FHLB	0.06	4-3-2014	100,000,000	99,989,099
FHLB ±	0.06	6-20-2014	96,750,000	96,727,372
FHLB	0.07	3-18-2014	100,000,000	99,994,147
FHLB ±	0.08	6-12-2014	150,000,000	150,000,000
FHLB	0.08	3-10-2014	93,000,000	92,995,658
FHLB ±	0.08	2-20-2014	200,000,000	199,974,686
FHLB	0.09	2-26-2014	80,000,000	80,009,883
FHLB	0.09	3-5-2014	250,000,000	249,986,298
FHLB	0.09	3-10-2014	150,000,000	149,991,675
FHLB	0.10	11-6-2013	250,000,000	249,999,317
FHLB	0.10	11-8-2013	150,000,000	149,999,499
FHLB	0.10	11-13-2013	100,000,000	99,999,597
FHLB	0.10	11-21-2013	100,000,000	99,999,462
FHLB	0.10	11-22-2013	250,000,000	249,997,860
FHLB	0.10	12-3-2013	150,000,000	149,997,783
FHLB	0.10	4-10-2014	200,000,000	199,959,052
FHLB ±	0.10	2-12-2014	150,000,000	149,995,740
FHLB (z)	0.11	11-18-2013	47,000,000	46,997,670
FHLB ±	0.11	5-8-2014	250,000,000	249,993,318

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB ±	0.11%	5-7-2014	$250,000,000	$249,993,354
FHLB ±	0.12	8-20-2014	200,000,000	200,000,000
FHLB ±	0.12	5-1-2014	200,000,000	200,000,000
FHLB (z)	0.12	12-18-2013	15,000,000	14,997,650
FHLB ±	0.13	12-3-2014	250,000,000	249,972,476
FHLB	0.13	4-30-2014	26,000,000	25,998,514
FHLB (z)	0.13	1-8-2014	50,000,000	49,987,533
FHLB	0.17	3-21-2014	180,000,000	180,026,710
FHLB	0.17	4-29-2014	22,800,000	22,803,089
FHLB	0.22	9-24-2014	150,000,000	150,000,000
FHLB	0.25	2-14-2014	103,840,000	103,895,989
FHLB	0.29	12-6-2013	22,000,000	22,004,127
FHLB	0.38	11-27-2013	53,500,000	53,510,836
FHLB	2.50	6-13-2014	17,900,000	18,156,667
FHLB	3.13	12-13-2013	44,235,000	44,390,781
FHLB	3.25	9-12-2014	2,080,000	2,135,690
FHLB	5.25	6-18-2014	39,190,000	40,440,623
FHLB	5.25	9-12-2014	1,720,000	1,795,684
FHLMC (z)	0.03	12-23-2013	238,000,000	237,990,784
FHLMC (z)	0.03	11-7-2013	100,000,000	99,999,500
FHLMC (z)	0.03	12-16-2013	283,617,000	283,607,279
FHLMC (z)	0.04	11-29-2013	100,000,000	99,997,278
FHLMC (z)	0.04	12-9-2013	310,000,000	309,987,122
FHLMC (z)	0.04	12-17-2013	11,200,000	11,199,428
FHLMC (z)	0.05	12-13-2013	141,000,000	140,992,741
FHLMC (z)	0.05	1-6-2014	10,100,000	10,099,167
FHLMC (z)	0.05	1-14-2014	27,700,000	27,697,438
FHLMC (z)	0.05	1-2-2014	100,000,000	99,991,389
FHLMC (z)	0.05	1-10-2014	20,800,000	20,797,978
FHLMC (z)	0.06	1-27-2014	193,612,000	193,585,158
FHLMC (z)	0.06	11-4-2013	248,300,000	248,298,731
FHLMC (z)	0.06	11-19-2013	142,200,000	142,195,591
FHLMC (z)	0.06	12-6-2013	27,000,000	26,998,425
FHLMC (z)	0.06	12-20-2013	314,500,000	314,461,698
FHLMC (z)	0.07	1-3-2014	100,000,000	99,988,625
FHLMC (z)	0.07	3-17-2014	100,000,000	99,975,444
FHLMC (z)	0.07	11-6-2013	143,300,000	143,298,607
FHLMC (z)	0.07	2-3-2014	113,771,000	113,742,287
FHLMC (z)	0.07	11-12-2013	389,100,000	389,090,249
FHLMC (z)	0.08	11-18-2013	111,000,000	110,996,068
FHLMC (z)	0.08	12-26-2013	50,000,000	49,994,271
FHLMC (z)	0.08	2-21-2014	17,000,000	16,996,033
FHLMC (z)	0.08	3-13-2014	23,000,000	22,993,675
FHLMC (z)	0.08	3-24-2014	100,000,000	99,970,208
FHLMC (z)	0.08	11-13-2013	100,000,000	99,997,333
FHLMC (z)	0.08	11-21-2013	19,409,000	19,408,137
FHLMC (z)	0.08	3-10-2014	43,919,000	43,906,410
FHLMC (z)	0.09	1-23-2014	14,800,000	14,797,100
FHLMC (z)	0.09	2-24-2014	92,475,000	92,450,664
FHLMC (z)	0.09	3-12-2014	100,000,000	99,969,069
FHLMC (z)	0.09	3-19-2014	50,000,000	49,983,708
FHLMC (z)	0.09	4-8-2014	70,000,000	69,973,886
FHLMC (z)	0.09	11-7-2013	50,000,000	49,999,250
FHLMC (z)	0.09	3-26-2014	31,000,000	30,988,763
FHLMC (z)	0.09	3-25-2014	136,693,000	136,644,447
FHLMC (z)	0.10	11-25-2013	346,735,000	346,718,454
FHLMC (z)	0.10	2-10-2014	57,000,000	56,984,808
FHLMC (z)	0.10	12-2-2013	210,000,000	209,982,821
FHLMC (z)	0.10	2-18-2014	150,000,000	149,954,583
FHLMC (z)	0.10	4-4-2014	50,000,000	49,978,611
FHLMC (z)	0.10	4-16-2014	11,958,000	11,952,486
FHLMC (z)	0.10	4-22-2014	30,000,000	29,985,667
FHLMC	0.13	2-7-2014	100,755,000	100,767,669
FHLMC (z)	0.15	1-13-2014	50,000,000	49,984,792
FHLMC (z)	0.16	4-15-2014	50,000,000	49,963,333

2

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLMC ±	0.17%	12-5-2014	$84,000,000	$84,047,469
FHLMC	0.38	11-27-2013	156,667,000	156,697,475
FHLMC	0.38	2-27-2014	170,676,000	170,817,081
FHLMC	0.38	4-28-2014	22,605,000	22,635,313
FHLMC	0.63	12-23-2013	63,700,000	63,747,703
FHLMC	1.35	4-29-2014	12,000,000	12,074,678
FHLMC	1.38	2-25-2014	36,286,000	36,432,319
FHLMC	2.50	4-23-2014	42,750,000	43,237,680
FHLMC	4.50	1-15-2014	17,321,000	17,478,159
FHLMC	4.88	11-15-2013	49,851,000	49,941,330
FHLMC	5.00	7-15-2014	19,913,000	20,587,690
FNMA (z)	0.04	12-16-2013	50,300,000	50,297,799
FNMA (z)	0.04	12-18-2013	95,000,000	94,995,659
FNMA (z)	0.04	12-24-2013	95,000,000	94,995,105
FNMA (z)	0.04	12-4-2013	276,642,000	276,626,289
FNMA (z)	0.05	1-2-2014	96,136,000	96,128,823
FNMA (z)	0.05	1-9-2014	55,400,000	55,395,222
FNMA (z)	0.05	1-15-2014	12,034,000	12,032,872
FNMA (z)	0.06	1-29-2014	62,040,000	62,030,674
FNMA (z)	0.06	11-20-2013	339,656,000	339,642,269
FNMA (z)	0.07	3-12-2014	25,000,000	24,994,087
FNMA (z)	0.07	2-3-2014	49,131,000	49,118,902
FNMA (z)	0.07	2-12-2014	111,900,000	111,871,341
FNMA (z)	0.08	11-6-2013	41,100,000	41,099,541
FNMA (z)	0.08	2-26-2014	31,463,000	31,454,820
FNMA (z)	0.08	3-5-2014	150,000,000	149,959,527
FNMA (z)	0.09	1-27-2014	17,790,000	17,786,346
FNMA (z)	0.09	2-19-2014	125,000,000	124,965,625
FNMA (z)	0.10	11-27-2013	245,613,000	245,603,370
FNMA (z)	0.10	11-13-2013	152,000,000	151,995,283
FNMA (z)	0.10	2-18-2014	85,000,000	84,974,264
FNMA (z)	0.12	12-11-2013	202,724,000	202,703,260
FNMA (z)	0.14	12-26-2013	50,000,000	49,989,306
FNMA ±	0.14	11-14-2013	50,000,000	50,000,924
FNMA ±	0.14	8-5-2015	150,000,000	149,946,374
FNMA ±	0.15	6-20-2014	325,000,000	324,967,269
FNMA	0.75	12-18-2013	357,726,000	358,025,620
FNMA	0.80	11-18-2013	23,100,000	23,107,352
FNMA	1.25	3-14-2014	86,700,000	87,075,584
FNMA	1.50	9-8-2014	39,450,000	39,896,415
FNMA	2.50	5-15-2014	39,500,000	40,000,992
FNMA	2.75	3-13-2014	28,891,000	29,172,109
FNMA	2.88	12-11-2013	63,846,000	64,040,957
FNMA	3.00	9-16-2014	90,415,000	92,666,274
FNMA	4.13	4-15-2014	30,125,000	30,673,860
FNMA Series 11	1.25	2-27-2014	49,948,000	50,130,168
Overseas Private Investment Corporation (i)ø	0.14	10-15-2027	95,000,000	95,000,000
Overseas Private Investment Corporation ø	0.14	9-30-2031	12,700,000	12,700,000

Total Government Agency Debt (Cost $17,225,722,407)				17,225,722,407

Municipal Obligations : 2.02%

Arizona : 0.06%

Variable Rate Demand Notes ø: 0.06%
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.08	4-15-2030	13,035,000	13,035,000
Phoenix AZ IDA Copper Palms Apartments Project (Housing Revenue, FHLMC LIQ)	0.09	2-1-2030	4,650,000	4,650,000
				17,685,000

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 0.19%

Variable Rate Demand Notes ø: 0.19%
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11%	6-15-2030	$2,545,000	$2,545,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Reardon Heights (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	5-15-2038	3,000,000	3,000,000
California HFA Series D (Housing Revenue, FNMA LOC)	0.06	2-1-2035	2,860,000	2,860,000
California Statewide Communities Various Housing Hermosa Vista Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2036	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Issue G Series 2 (Housing Revenue, FNMA Insured, FNMA LIQ, FNMA LOC)	0.06	11-15-2028	20,000,000	20,000,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996-C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2029	4,750,000	4,750,000
Santa Clara County CA Various Refunding Housing Grove Garden Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2027	10,800,000	10,800,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2029	6,150,000	6,150,000
				54,105,000

Florida : 0.16%

Variable Rate Demand Notes ø: 0.16%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	6-15-2034	7,195,000	7,195,000
Brevard County FL HFA Wickham Club Apartments Series A (Housing Revenue, FNMA LIQ)	0.10	8-15-2037	2,560,000	2,560,000
Florida Housing Finance Corporation Brook Haven Apartments MFHR Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.10	4-15-2039	6,295,000	6,295,000
Florida Housing Finance Corporation Various Refunding Island Club Series A (Housing Revenue, FHLMC LIQ)	0.07	7-1-2031	8,140,000	8,140,000
Manatee County FL HFA Centre Court Apartments Project Series A (Housing Revenue, SunTrust Bank LOC)	0.10	5-1-2032	4,975,000	4,975,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.12	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.12	5-15-2038	6,730,000	6,730,000
Pinellas County FL HFA (Housing Revenue, FHLMC LOC)	0.08	10-1-2048	2,945,000	2,945,000
				45,900,000

Georgia : 0.03%

Variable Rate Demand Notes ø: 0.03%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	12-15-2039	3,325,000	3,325,000
Roswell GA Housing Authority Various Refunding Azalea Park Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2025	5,500,000	5,500,000
				8,825,000

Hawaii : 0.02%

Variable Rate Demand Note ø: 0.02%
Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC LIQ)	0.08	12-1-2041	6,300,000	6,300,000

4

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.02%

Variable Rate Demand Note ø: 0.02%
Chicago IL MFHR Barbara Jean Wright Apartments (Housing Revenue, FHLMC LIQ)	0.10%	7-1-2029	$5,755,000	$5,755,000

Indiana : 0.03%

Variable Rate Demand Note ø: 0.03%
Indianapolis IN MFHR Washington Pointe Project Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	4-15-2039	8,235,000	8,235,000

Maryland : 0.02%

Variable Rate Demand Note ø: 0.02%
Maryland Community Development Administration Housing and Community Center (Housing Revenue, FHLMC LIQ)	0.07	12-1-2037	4,750,000	4,750,000

Minnesota : 0.20%

Variable Rate Demand Notes ø: 0.20%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	1-15-2038	16,865,000	16,865,000
Minneapolis MN Housing Development Symphony Place Project Series 1988 (Housing Revenue, FHLMC LIQ)	0.07	12-1-2014	9,410,000	9,410,000
Pine City MN Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2036	5,600,000	5,600,000
Richfield MN MFHR Various Refunding Village Shores Apartments Project (Housing Revenue, FHLMC LIQ)	0.08	3-1-2034	6,610,000	6,610,000
Roseville MN Senior Housing Various Refunding Eaglecrest Project (Housing Revenue, FHLMC LOC)	0.08	7-1-2039	6,310,000	6,310,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.08	8-1-2034	7,292,000	7,292,000
St. Paul MN Housing & RDA Highland Ridge Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.08	10-1-2033	5,350,000	5,350,000
				57,437,000

Missouri : 0.06%

Variable Rate Demand Note ø: 0.06%
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	3-15-2034	18,000,000	18,000,000

New Hampshire : 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	4-15-2016	2,700,000	2,700,000

New York : 1.04%

Variable Rate Demand Notes ø: 1.04%
New York HFA 10 Liberty Series A (Housing Revenue, FHLMC LIQ)	0.05	5-1-2035	12,300,000	12,300,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2032	4,500,000	4,500,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2034	12,500,000	12,500,000
New York HFA 316 11th Avenue Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2041	2,325,000	2,325,000
New York HFA 38th Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	5-15-2033	8,000,000	8,000,000
New York HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2041	28,400,000	28,400,000
New York HFA Clinton Park Housing Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.08	11-1-2044	10,000,000	10,000,000

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
New York HFA Kew Gardens Hills Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07%	11-15-2031	$5,200,000	$5,200,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	4-15-2029	2,500,000	2,500,000
New York HFA Rip Van Winkle House Series A (Housing Revenue, FHLMC LIQ)	0.11	6-15-2034	10,700,000	10,700,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	5-15-2032	14,300,000	14,300,000
New York HFA Tower 31 Housing Series A (Housing Revenue, FHLMC LIQ)	0.12	5-15-2041	2,000,000	2,000,000
New York HFA Tribeca Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	5-15-2033	2,000,000	2,000,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC LIQ)	0.07	11-1-2044	14,500,000	14,500,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2036	21,100,000	21,100,000
New York NY Housing Development Corporation (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2036	4,435,000	4,435,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	11-1-2034	6,900,000	6,900,000
New York NY Housing Development Corporation James Tower Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2033	3,610,000	3,610,000
New York NY Housing Development Corporation Manhattan Avenue Development Series 2012-A (Housing Revenue, FHLMC LIQ)	0.08	11-1-2036	18,000,000	18,000,000
New York NY Housing Development Corporation MFHR Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.08	11-15-2029	2,500,000	2,500,000
New York NY Housing Development Corporation Nagle Courtyard Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-1-2033	4,200,000	4,200,000
New York NY Housing Development Corporation Royal Properties Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2038	57,400,000	57,400,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	5-15-2041	2,000,000	2,000,000
New York NY Housing Development Corporation West 43rd Street Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	3-1-2038	43,600,000	43,600,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	5-1-2035	4,400,000	4,400,000
				297,370,000

Other : 0.11%

Variable Rate Demand Notes ø: 0.11%
FHLMC Series MO27 Class A (Housing Revenue)	0.09	10-15-2029	16,300,000	16,300,000
FHLMC Series MO28 Class A (Housing Revenue)	0.10	9-15-2024	15,000,000	15,000,000
				31,300,000

Washington : 0.07%

Variable Rate Demand Notes ø: 0.07%
Washington Housing Finance Commission Ballinger Court Aparments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	9-15-2037	2,400,000	2,400,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	12-15-2036	2,995,000	2,995,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	8-15-2039	3,365,000	3,365,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	6-15-2037	2,225,000	2,225,000
Washington Housing Finance Commission Tree Grove Apartments (Housing Revenue, FHLMC LIQ)	0.07	2-1-2044	4,900,000	4,900,000
Washington Housing Finance Commission Vintage Silverdale Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	9-15-2039	3,000,000	3,000,000

6

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Washington Housing Finance Commission Wandering Creek Project (Housing Revenue, FHLMC LIQ)	0.12%	1-1-2026	$2,200,000	$2,200,000
				21,085,000

Total Municipal Obligations (Cost $579,447,000)				579,447,000

Repurchase Agreements^^: 33.79%
Bank of America NA, dated 10-31-2013, maturity value $1,750,004,861 (1)	0.10	11-1-2013	1,750,000,000	1,750,000,000
Bank of Nova Scotia, dated 10-31-2013, maturity value $150,000,458 (2)	0.11	11-1-2013	150,000,000	150,000,000
Barclays Capital Incorporated, dated 10-31-2013, maturity value $433,875,964 (3)	0.08	11-1-2013	433,875,000	433,875,000
BNP Paribas Securities Corporation, dated 10-31-2013, maturity value $400,001,222 (4)	0.11	11-1-2013	400,000,000	400,000,000
Citibank NA, dated 10-31-2013, maturity value $500,001,528 (5)	0.11	11-1-2013	500,000,000	500,000,000
Citigroup Global Markets Incorporated, dated 10-31-2013, maturity value $1,000,003,056 (6)	0.11	11-1-2013	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 10-25-2013, maturity value $250,002,917 (7)	0.06	11-1-2013	250,000,000	250,000,000
Credit Agricole SA, dated 10-28-2013, maturity value $250,003,403 (8)	0.07	11-4-2013	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2013, maturity value $210,000,642 (9)	0.11	11-1-2013	210,000,000	210,000,000
Credit Agricole SA, dated 10-29-2013, maturity value $250,003,889 (10)	0.08	11-5-2013	250,000,000	250,000,000
Credit Agricole SA, dated 10-30-2013, maturity value $250,003,889 (11)	0.08	11-6-2013	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2013, maturity value $250,004,375 (12)	0.09	11-7-2013	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2013, maturity value $700,000,583 (13)	0.03	11-1-2013	700,000,000	700,000,000
Credit Suisse First Boston Corporation, dated 10-22-2013, maturity value $250,016,667 (14)	0.08	11-21-2013	250,000,000	250,000,000
Deutsche Bank Securities Incorporated, dated 10-31-2013, maturity value $700,002,333 (15)	0.12	11-1-2013	700,000,000	700,000,000
Goldman Sachs & Company, dated 10-31-2013, maturity value $200,000,056 (16)	0.01	11-1-2013	200,000,000	200,000,000
Goldman Sachs & Company, dated 10-31-2013, maturity value $300,000,833 (17)	0.10	11-1-2013	300,000,000	300,000,000
Goldman Sachs & Company, dated 10-31-2013, maturity value $38,400,107 (18)	0.10	11-1-2013	38,400,000	38,400,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-2013, maturity value $100,000,278 (19)	0.10	11-1-2013	100,000,000	100,000,000
Morgan Stanley & Company, dated 10-31-2013, maturity value $100,000,278 (20)	0.10	11-1-2013	100,000,000	100,000,000
RBC Capital Markets Incoporated, dated 10-31-2013, maturity value $210,000,583 (21)	0.10	11-1-2013	210,000,000	210,000,000
Societe Generale SA, dated 10-31-2013, maturity value $1,380,003,833 (22)	0.10	11-1-2013	1,380,000,000	1,380,000,000
Total Repurchase Agreements (Cost $9,672,275,000)				9,672,275,000

Treasury Debt : 4.05%
U.S. Treasury Note	0.25	11-30-2013	200,000,000	200,031,682
U.S. Treasury Note	1.25	3-15-2014	115,000,000	115,487,024
U.S. Treasury Note	1.25	4-15-2014	150,000,000	150,778,449
U.S. Treasury Note	1.88	4-30-2014	100,000,000	100,884,279
U.S. Treasury Note	2.38	8-31-2014	235,000,000	239,307,929
U.S. Treasury Note	4.00	2-15-2014	200,000,000	202,273,743
U.S. Treasury Note	4.25	11-15-2013	150,000,000	150,239,549
Total Treasury Debt (Cost $1,159,002,655)				1,159,002,655

7

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Total investments in securities (Cost $28,636,447,062)*	100.04%	$28,636,447,062
Other assets and liabilities, net	(0.04)	(12,248,009)

Total net assets	100.00%	$28,624,199,053

(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
^^	Collateralized by:
(1)	U.S. government security, 4.00%, 4-20-2041 to 9-15-2041, fair value including accrued interest is $1,802,500,000.
(2)	U.S. government securities, 2.50% to 4.50%, 8-1-2026 to 10-1-2043, fair value including accrued interest is $154,500,000.
(3)	U.S. government securities, 0.00% to 2.63%, 11-15-2013 to 5-15-2023, fair value including accrued interest is $442,552,517.
(4)	U.S. government securities, 3.00% to 5.00%, 2-1-2028 to 10-1-2043, fair value including accrued interest is $412,000,000.
(5)	U.S. government securities, 1.63% to 10.25%, 3-15-2015 to 3-15-2049, fair value including accrued interest is $515,000,001.
(6)	U.S. government securities, 2.00% to 7.00%, 4-1-2017 to 5-15-2044, fair value including accrued interest is $1,030,000,000.
(7)	U.S. government securities, 3.50% to 4.00%, 12-1-2041 to 11-1-2043, fair value including accrued interest is $257,500,000.
(8)	U.S. government securities, 3.50% to 4.00%, 12-1-2041 to 8-1-2042, fair value including accrued interest is $257,500,000.
(9)	U.S. government securities, 1.63% to 5.51%, 6-1-2017 to 12-20-2062, fair value including accrued interest is $216,300,000.
(10)	U.S. government securities, 0.75% to 2.13%, 12-31-2015 to 6-30-2017, fair value including accrued interest is $255,000,094.
(11)	U.S. government securities, 2.50% to 3.50%, 10-1-2027 to 8-1-2042, fair value including accrued interest is $257,500,001.
(12)	U.S. government security, 4.00%, 4-1-2042 to 11-1-2043, fair value including accrued interest is $257,500,000.
(13)	U.S. government securities, 0.13% to 3.88%, 4-15-2014 to 4-15-2029, fair value including accrued interest is $714,000,071.
(14)	U.S. government securities, 3.50% to 6.00%, 10-1-2025 to 4-1-2042, fair value including accrued interest is $257,501,376.
(15)	U.S. government securities, 3.00% to 6.00%, 7-1-2020 to 11-1-2043, fair value including accrued interest is $721,000,000.
(16)	U.S. government securities, 0.63% to 8.13%, 8-15-2021 to 2-15-2043, fair value including accrued interest is $204,000,041.
(17)	U.S. government securities, 2.06% to 5.00%, 1-15-2022 to 12-1-2042, fair value including accrued interest is $308,998,167.
(18)	U.S. government securities, 3.54% to 5.75%, 1-1-2019 to 8-1-2041, fair value including accrued interest is $39,552,000.
(19)	U.S. government securities, 3.00% to 3.50%, 9-1-2026 to 1-1-2043, fair value including accrued interest is $103,000,001.
(20)	U.S. government securities, 0.00% to 5.50%, 4-1-2018 to 5-1-2043, fair value including accrued interest is $102,961,705.
(21)	U.S. government securities, 1.93% to 5.00%, 9-1-2023 to 10-1-2043, fair value including accrued interest is $216,300,001.
(22)	U.S. government securities, 2.13% to 4.50%, 10-1-2025 to 11-1-2043, fair value including accrued interest is $1,421,400,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

8

Wells Fargo Advantage Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 38.23%
Abbey National Treasury Services plc	0.12%	11-1-2013	$983,000,000	$983,000,000
ABN AMRO Funding LLC	0.15	11-1-2013	297,000,000	297,000,000
Banco del Estado de Chile	0.22	12-6-2013	135,000,000	135,000,000
Banco del Estado de Chile ±	0.22	4-7-2014	115,000,000	115,000,000
Bank of Montreal	0.18	1-7-2014	120,000,000	120,000,000
Bank of Montreal	0.18	1-14-2014	121,000,000	121,000,000
Bank of Montreal	0.19	11-20-2013	176,000,000	176,000,000
Bank of Montreal	0.19	11-20-2013	176,000,000	176,000,000
Bank of Montreal	0.23	1-21-2014	110,000,000	110,000,000
Bank of Montreal ±	0.30	11-15-2013	60,000,000	60,001,968
Bank of Nova Scotia	0.19	1-6-2014	138,000,000	138,000,000
Bank of Nova Scotia	0.19	2-20-2014	116,000,000	116,000,000
Bank of Nova Scotia	0.21	11-1-2013	117,000,000	117,000,000
Bank of Nova Scotia ±	0.23	12-16-2013	129,000,000	129,008,132
Bank of Nova Scotia ±	0.34	1-2-2014	2,000,000	2,000,527
Bank of Nova Scotia ±	0.50	1-3-2014	52,000,000	52,024,856
Bank of Tokyo-Mitsubishi LLC	0.08	11-1-2013	506,000,000	506,000,000
Bank of Tokyo-Mitsubishi LLC	0.13	11-5-2013	286,000,000	286,000,000
Bank of Tokyo-Mitsubishi LLC	0.15	11-14-2013	221,000,000	221,000,000
Bank of Tokyo-Mitsubishi LLC	0.16	11-4-2013	171,000,000	170,999,715
Barclays Bank plc ±	0.76	12-12-2013	293,000,000	293,000,000
China Construction Bank Corporation	0.25	11-6-2013	336,000,000	336,000,000
China Construction Bank Corporation ±	0.42	3-25-2015	245,000,000	245,000,000
Credit Industriel & Commercial (New York)	0.11	11-1-2013	633,000,000	633,000,000
Credit Industriel & Commercial (New York)	0.15	11-1-2013	513,000,000	513,000,000
DBS Bank Limited	0.17	11-1-2013	500,000,000	500,000,000
DNB Nor Bank ASA	0.16	12-27-2013	130,000,000	130,000,000
DNB Nor Bank ASA	0.22	11-14-2013	74,850,000	74,850,404
DZ Bank AG	0.16	12-30-2013	291,000,000	291,000,000
Fortis Funding LLC	0.10	11-4-2013	265,000,000	265,000,000
HSBC Bank plc	0.09	11-1-2013	297,000,000	297,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	1-2-2014	111,000,000	111,000,000
Mitsubishi UFJ Trust and Banking Corporation (z)	0.25	12-20-2013	105,000,000	104,964,293
Mitsubishi UFJ Trust and Banking Corporation	0.21	11-1-2013	64,000,000	64,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	1-21-2014	148,000,000	148,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.22	11-15-2013	281,000,000	281,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	11-6-2013	78,000,000	78,000,648
Mizuho Bank Limited	0.16	11-1-2013	155,000,000	155,000,000
Mizuho Bank Limited	0.16	11-22-2013	185,000,000	185,000,000
Mizuho Bank Limited	0.21	11-14-2013	195,000,000	195,003,516
National Australia Bank Limited ±	1.44	1-30-2014	100,000,000	100,286,274
National Australia Bank Limited ±	1.49	1-17-2014	97,000,000	97,248,374
National Bank of Kuwait	0.14	11-1-2013	304,000,000	304,000,000
Natixis Corporation	0.13	11-7-2013	242,000,000	242,000,000
Natixis Corporation	0.10	11-1-2013	1,034,400,000	1,034,400,000
Nordea Bank plc	0.16	12-12-2013	87,000,000	86,998,001
Nordea Bank plc	0.20	11-15-2013	138,000,000	138,000,000
Nordea Bank plc	0.21	12-4-2013	92,000,000	92,000,000
Norinchukin Bank	0.23	11-1-2013	200,000,000	200,000,000
Norinchukin Bank	0.22	12-4-2013	74,000,000	74,001,674
Norinchukin Bank	0.22	12-6-2013	86,000,000	86,000,000
Norinchukin Bank	0.22	1-15-2014	80,000,000	79,999,929
Norinchukin Bank	0.22	1-28-2014	99,000,000	99,000,000
Norinchukin Bank	0.23	11-5-2013	121,000,000	121,000,000
Norinchukin Bank	0.23	11-14-2013	160,000,000	160,000,000
Norinchukin Bank	0.23	12-9-2013	40,000,000	39,999,999
Oversea-Chinese Banking Corporation Limited	0.16	11-14-2013	42,000,000	41,999,848
Oversea-Chinese Banking Corporation Limited	0.17	12-3-2013	44,000,000	44,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-24-2013	52,000,000	52,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-31-2013	84,000,000	84,000,000
Oversea-Chinese Banking Corporation Limited	0.18	12-9-2013	57,000,000	56,999,399
Oversea-Chinese Banking Corporation Limited	0.19	1-24-2014	150,000,000	149,996,502
Oversea-Chinese Banking Corporation Limited	0.19	1-29-2014	98,000,000	98,000,000
Royal Bank of Canada ±	0.27	10-17-2014	115,000,000	115,000,000
Royal Bank of Canada ±	0.28	6-24-2014	112,000,000	112,000,000

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Skandinaviska Enskilda Banken AG	0.29%	12-20-2013	$21,000,000	$21,000,141
Skandinaviska Enskilda Banken AG ±	0.32	11-22-2013	132,700,000	132,711,767
Skandinaviska Enskilda Banken AG ±	0.53	12-3-2013	309,000,000	309,000,000
Societe Generale	0.12	11-1-2013	474,000,000	474,000,000
Societe Generale ±	0.37	5-14-2014	132,000,000	132,000,000
Societe Generale ±	0.38	9-12-2014	134,000,000	134,000,000
Standard Chartered Bank	0.19	1-23-2014	166,000,000	166,000,000
Standard Chartered Bank	0.22	12-23-2013	107,000,000	107,000,000
Standard Chartered Bank	0.22	12-27-2013	106,000,000	106,000,000
Standard Chartered Bank	0.23	1-8-2014	107,000,000	107,000,000
Standard Chartered Bank	0.23	1-13-2014	92,000,000	92,000,000
Sumitomo Mitsui Banking Corporation	0.21	11-13-2013	31,600,000	31,600,000
Sumitomo Mitsui Banking Corporation	0.21	11-19-2013	122,000,000	122,000,000
Sumitomo Mitsui Banking Corporation	0.22	1-15-2014	119,000,000	119,000,000
Sumitomo Mitsui Banking Corporation ±	0.22	12-19-2013	133,000,000	133,000,000
Svenska Handelsbanken	0.22	11-8-2013	150,000,000	150,000,146
Svenska Handelsbanken	0.22	11-15-2013	30,270,000	30,270,059
Svenska Handelsbanken	0.24	12-20-2013	144,000,000	144,000,979
Swedbank ±	0.32	3-5-2014	15,000,000	15,004,459
Toronto-Dominion Bank	0.13	11-5-2013	98,000,000	98,000,000
Toronto-Dominion Bank	0.15	1-8-2014	106,000,000	106,000,000
Toronto-Dominion Bank	0.17	12-17-2013	155,000,000	155,000,000
Toronto-Dominion Bank	0.22	2-24-2014	101,000,000	101,000,000
Toronto-Dominion Bank	0.23	3-6-2014	123,000,000	123,000,000
Westpac Banking Corporation ±	0.25	4-2-2014	10,000,000	9,999,303

Total Certificates of Deposit (Cost $15,758,370,913)				15,758,370,913

Commercial Paper : 43.15%

Asset-Backed Commercial Paper : 17.95%
Albion Capital Corporation SA 144A(z)	0.17	11-4-2013	52,770,000	52,769,252
Albion Capital Corporation SA 144A(z)	0.20	11-20-2013	32,000,000	31,996,622
Alpine Securitization Corporation 144A(z)	0.15	11-18-2013	41,000,000	40,997,096
Alpine Securitization Corporation 144A(z)	0.15	11-21-2013	203,000,000	202,983,083
Anglesea Funding LLC 144A±	0.32	2-11-2014	74,000,000	74,000,000
Anglesea Funding LLC 144A±	0.32	2-11-2014	56,000,000	56,000,000
Anglesea Funding LLC 144A(z)	0.32	11-6-2013	27,000,000	26,998,800
Anglesea Funding LLC 144A(z)	0.32	11-20-2013	26,000,000	25,995,609
Anglesea Funding LLC 144A±	0.33	12-4-2013	48,000,000	48,000,000
Antalis US Funding Corporation 144A(z)	0.33	11-4-2013	100,000,000	99,997,250
Antalis US Funding Corporation 144A(z)	0.33	11-7-2013	34,000,000	33,998,130
Bennington Stark Capital Company LLC 144A±	0.40	5-9-2014	59,000,000	58,995,540
CAFCO LLC 144A(z)	0.16	11-5-2013	24,000,000	23,999,573
Charta LLC 144A(z)	0.18	11-6-2013	69,000,000	68,998,275
Charta LLC 144A(z)	0.18	11-7-2013	17,000,000	16,999,490
Charta LLC 144A(z)	0.19	11-19-2013	8,000,000	7,999,240
Ciesco LLC 144A(z)	0.19	11-13-2013	6,000,000	5,999,620
Collateralized Commercial Paper Company LLC (z)	0.23	12-18-2013	81,000,000	80,975,678
Concord Minutemen Capital Company 144A(z)	0.22	11-1-2013	50,000,000	50,000,000
Concord Minutemen Capital Company 144A(z)	0.22	11-4-2013	59,000,000	58,998,918
Concord Minutemen Capital Company 144A(z)	0.22	1-7-2014	50,000,000	49,979,528
Concord Minutemen Capital Company 144A(z)	0.22	1-21-2014	59,000,000	58,970,795
Concord Minutemen Capital Company 144A(z)	0.22	1-24-2014	83,750,000	83,707,008
Concord Minutemen Capital Company 144A(z)	0.25	1-13-2014	124,000,000	123,937,139
CRC Funding LLC 144A(z)	0.16	11-5-2013	29,000,000	28,999,484
CRC Funding LLC 144A(z)	0.19	11-19-2013	7,000,000	6,999,335
Crown Point Capital Company 144A(z)	0.22	11-19-2013	27,000,000	26,997,030
Crown Point Capital Company 144A(z)	0.22	1-21-2014	59,000,000	58,970,795
Crown Point Capital Company 144A(z)	0.25	1-9-2014	84,000,000	83,959,750
Crown Point Capital Company 144A(z)	0.25	1-15-2014	74,000,000	73,961,458
Crown Point Capital Company 144A(z)	0.25	1-22-2014	85,000,000	84,951,597
Crown Point Capital Company 144A(z)	0.22	1-24-2014	100,000,000	99,948,667
Fairway Finance Corporation 144A(z)	0.19	12-18-2013	47,000,000	46,988,341
Gemini Securitization Corporation LLC 144A(z)	0.11	11-1-2013	50,000,000	50,000,000

2

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A(z)	0.17%	11-6-2013	$129,234,000	$129,230,949
Gotham Funding Corporation 144A(z)	0.18	11-13-2013	15,000,000	14,999,100
Gotham Funding Corporation 144A(z)	0.16	11-21-2013	68,134,000	68,127,944
Gotham Funding Corporation 144A(z)	0.16	12-4-2013	30,000,000	29,995,600
Gotham Funding Corporation 144A(z)	0.17	11-7-2013	48,000,000	47,998,640
Govco LLC 144A(z)	0.16	11-1-2013	46,190,000	46,190,000
Govco LLC 144A(z)	0.16	11-26-2013	50,000,000	49,994,444
Govco LLC 144A(z)	0.18	11-5-2013	20,000,000	19,999,600
Govco LLC 144A(z)	0.18	11-8-2013	27,000,000	26,999,055
Govco LLC 144A(z)	0.18	11-12-2013	21,000,000	20,998,845
Hannover Funding Company LLC 144A(z)	0.22	11-5-2013	31,000,000	30,999,242
Hannover Funding Company LLC 144A(z)	0.22	12-18-2013	14,000,000	13,995,979
Hannover Funding Company LLC 144A(z)	0.23	11-8-2013	27,000,000	26,998,793
Hannover Funding Company LLC 144A(z)	0.24	11-19-2013	50,000,000	49,994,000
Hannover Funding Company LLC 144A(z)	0.24	11-13-2013	20,000,000	19,998,400
Hannover Funding Company LLC 144A(z)	0.24	11-18-2013	55,000,000	54,993,767
Institutional Secured Funding LLC 144A(z)	0.35	11-7-2013	20,000,000	19,998,833
Institutional Secured Funding LLC 144A(z)	0.35	11-21-2013	36,000,000	35,993,000
Institutional Secured Funding LLC 144A(z)	0.35	11-26-2013	106,000,000	105,974,236
Institutional Secured Funding LLC 144A(z)	0.37	12-3-2013	33,000,000	32,989,147
Kells Funding LLC 144A±	0.01	10-8-2014	107,000,000	106,989,824
Kells Funding LLC 144A±	0.20	2-18-2014	60,000,000	59,997,457
Kells Funding LLC 144A(z)	0.22	11-25-2013	65,000,000	64,990,467
Kells Funding LLC 144A(z)	0.23	1-22-2014	11,000,000	10,994,237
Kells Funding LLC 144A±	0.24	11-12-2013	54,000,000	54,000,612
Kells Funding LLC 144A±	0.24	10-10-2014	251,000,000	251,000,000
Kells Funding LLC 144A±%%	0.24	10-20-2014	150,000,000	150,000,000
Kells Funding LLC 144A(z)	0.22	11-7-2013	96,000,000	95,996,480
Kells Funding LLC 144A(z)	0.22	11-18-2013	64,000,000	63,993,351
Kells Funding LLC 144A(z)	0.22	11-25-2013	50,000,000	49,992,667
Kells Funding LLC 144A(z)	0.23	1-27-2014	31,000,000	30,982,769
Lexington Parker Capital Company LLC 144A(z)	0.22	11-19-2013	30,000,000	29,996,700
Lexington Parker Capital Company LLC 144A(z)	0.22	1-8-2014	129,000,000	128,946,393
Lexington Parker Capital Company LLC 144A(z)	0.25	1-9-2014	57,000,000	56,972,688
Lexington Parker Capital Company LLC 144A(z)	0.25	1-17-2014	117,000,000	116,937,438
Lexington Parker Capital Company LLC 144A(z)	0.25	1-22-2014	45,000,000	44,974,375
Liberty Street Funding LLC 144A(z)	0.15	11-5-2013	38,000,000	37,999,367
Liberty Street Funding LLC 144A(z)	0.16	11-25-2013	70,000,000	69,992,533
Liberty Street Funding LLC 144A(z)	0.17	11-18-2013	14,000,000	13,998,876
Liberty Street Funding LLC 144A(z)	0.18	11-4-2013	73,000,000	72,999,025
Liberty Street Funding LLC 144A(z)	0.18	11-13-2013	82,000,000	81,995,080
Liberty Street Funding LLC 144A(z)	0.19	12-5-2013	42,000,000	41,992,463
Liberty Street Funding LLC 144A(z)	0.23	1-13-2014	74,000,000	73,965,487
Liberty Street Funding LLC 144A(z)	0.18	11-15-2013	72,000,000	71,994,758
LMA Americas LLC 144A(z)	0.26	11-12-2013	89,000,000	88,992,929
LMA Americas LLC 144A(z)	0.26	1-15-2014	56,200,000	56,169,558
LMA Americas LLC 144A(z)	0.26	1-17-2014	80,000,000	79,955,511
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-9-2013	74,000,000	73,985,159
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-12-2013	16,000,000	15,996,538
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-12-2013	16,000,000	15,999,022
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-14-2013	25,000,000	24,998,194
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-20-2013	50,000,000	49,994,722
Manhattan Asset Funding Company LLC 144A(z)	0.25	11-18-2013	140,000,000	139,983,472
Matchpoint Master Trust 144A(z)	0.17	11-21-2013	12,718,000	12,716,799
Matchpoint Master Trust 144A(z)	0.22	11-4-2013	38,000,000	37,999,303
MetLife Short Term Funding LLC 144A(z)	0.19	11-4-2013	9,700,000	9,699,846
Mountcliff Funding LLC 144A(z)	0.30	1-9-2014	16,000,000	15,990,800
Mountcliff Funding LLC 144A(z)	0.31	12-2-2013	16,700,000	16,695,542
Mountcliff Funding LLC 144A(z)	0.32	11-7-2013	6,000,000	5,999,680
Mountcliff Funding LLC 144A(z)	0.30	11-1-2013	27,400,000	27,400,000
Mountcliff Funding LLC 144A(z)	0.30	11-6-2013	31,000,000	30,998,708
Mountcliff Funding LLC 144A±	0.34	3-26-2014	100,000,000	99,990,387
Nieuw Amsterdam Receivables Corporation 144A(z)	0.17	12-4-2013	57,000,000	56,991,118
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	11-4-2013	64,610,000	64,609,031
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	12-13-2013	23,000,000	22,995,170

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20%	11-5-2013	$91,411,000	$91,408,969
Old Line Funding LLC 144A(z)	0.23	2-20-2014	46,110,000	46,077,300
Old Line Funding LLC 144A(z)	0.24	1-24-2014	90,000,000	89,949,600
Regency Markets No.1 LLC 144A(z)	0.15	11-19-2013	94,789,000	94,781,891
Regency Markets No.1 LLC 144A(z)	0.15	11-20-2013	95,000,000	94,992,479
Regency Markets No.1 LLC 144A(z)	0.15	11-22-2013	198,000,000	197,982,675
Regency Markets No.1 LLC 144A(z)	0.17	11-6-2013	159,000,000	158,996,246
Regency Markets No.1 LLC 144A(z)	0.21	11-14-2013	162,000,000	161,987,715
Ridgefield Funding Company 144A±	0.26	5-9-2014	92,000,000	91,995,904
Scaldis Capital LLC 144A(z)	0.20	11-7-2013	27,000,000	26,999,100
Sydney Capital Corporation 144A(z)	0.25	12-12-2013	90,300,000	90,274,290
Sydney Capital Corporation 144A(z)	0.25	12-16-2013	55,300,000	55,282,719
Sydney Capital Corporation 144A(z)	0.26	11-14-2013	15,400,000	15,398,554
Thunder Bay Funding LLC 144A(z)	0.20	1-3-2014	21,474,000	21,466,484
Thunder Bay Funding LLC 144A(z)	0.23	2-20-2014	23,059,000	23,042,647
Thunder Bay Funding LLC 144A(z)	0.24	3-5-2014	86,187,000	86,115,752
Victory Receivables 144A(z)	0.17	11-4-2013	35,500,000	35,499,497
Victory Receivables 144A(z)	0.17	11-6-2013	14,032,000	14,031,669
Victory Receivables 144A(z)	0.17	11-8-2013	26,000,000	25,999,141
Victory Receivables 144A(z)	0.17	11-25-2013	74,031,000	74,022,610
Victory Receivables 144A(z)	0.18	11-12-2013	28,300,000	28,298,444
Victory Receivables 144A(z)	0.18	11-19-2013	53,818,000	53,813,157
Victory Receivables 144A(z)	0.18	11-21-2013	77,100,000	77,092,290
Victory Receivables 144A(z)	0.19	11-14-2013	40,189,000	40,186,049
Victory Receivables 144A(z)	0.20	12-3-2013	19,366,000	19,362,557
White Point Funding Incorporated 144A(z)	0.30	12-19-2013	15,000,000	14,994,000
Working Capital Management Company 144A(z)	0.17	11-5-2013	75,400,000	75,398,576
Working Capital Management Company 144A(z)	0.19	11-1-2013	17,740,000	17,740,000
Working Capital Management Company 144A(z)	0.19	11-21-2013	52,000,000	51,994,511
				7,396,592,039

Financial Company Commercial Paper : 19.71%
ABN AMRO Funding LLC 144A(z)	0.20	11-8-2013	73,000,000	72,997,161
ABN AMRO Funding LLC 144A(z)	0.20	11-13-2013	20,000,000	19,998,667
ABN AMRO Funding LLC 144A(z)	0.20	11-18-2013	97,000,000	96,990,839
ANZ Banking Group (London) 144A±	0.20	11-6-2013	12,000,000	12,000,000
Australia & New Zealand Banking Group 144A±	0.31	11-18-2013	67,000,000	67,000,000
Banco de Credito e Inversiones 144A(z)	0.38	1-28-2014	238,000,000	237,778,925
Banco Santander Chile 144A(z)	0.28	11-19-2013	26,000,000	25,996,360
Banco Santander Chile 144A(z)	0.28	11-20-2013	26,000,000	25,996,158
Bank of Nova Scotia (z)	0.18	1-22-2014	97,000,000	96,960,230
Barclays Bank plc 144A(z)	0.19	11-20-2013	41,000,000	40,995,889
Barclays Bank plc 144A(z)	0.25	11-6-2013	77,000,000	76,997,326
Barclays Bank plc 144A(z)	0.25	12-2-2013	86,000,000	85,981,486
BNZ International Funding Limited 144A(z)	0.23	1-29-2014	74,000,000	73,967,070
BNZ International Funding Limited 144A±	0.37	11-1-2013	90,000,000	90,000,000
BPCE 144A(z)	0.26	2-4-2014	122,000,000	121,916,294
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-18-2013	38,000,000	37,996,411
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-5-2013	22,000,000	21,999,511
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-6-2013	109,000,000	108,996,972
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-16-2014	22,000,000	21,990,711
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-17-2014	69,000,000	68,970,483
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-24-2014	76,000,000	75,961,873
Caisse Centrale Desjardins du Quebec 144A±	0.26	10-23-2014	138,000,000	138,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-7-2013	30,000,000	29,999,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-13-2013	54,000,000	53,996,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-14-2013	35,000,000	34,997,472
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	127,000,000	126,994,567
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	12-23-2013	44,000,000	43,984,747
Commonwealth Bank of Australia 144A(z)	0.17	11-25-2013	12,000,000	11,998,640
Commonwealth Bank of Australia 144A±	0.32	11-1-2013	16,000,000	16,000,000
Commonwealth Bank of Australia 144A±	0.31	11-29-2013	85,000,000	84,999,337
Commonwealth Bank of Australia 144A±	0.31	11-14-2013	124,000,000	124,001,006
CPPIB Capital Incorporated 144A(z)	0.15	11-19-2013	126,000,000	125,990,550

4

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
CPPIB Capital Incorporated 144A(z)	0.15%	12-6-2013	$73,000,000	$72,989,354
Credit Suisse (New York) (z)	0.19	1-28-2014	100,000,000	99,953,556
DBS Bank Limited 144A(z)	0.21	11-12-2013	10,000,000	9,999,358
DBS Bank Limited 144A(z)	0.21	11-13-2013	20,000,000	19,998,600
Dexia Credit Local SA (z)	0.30	11-13-2013	14,100,000	14,098,590
Dexia Credit Local SA (z)	0.35	11-27-2013	131,000,000	130,966,886
Dexia Credit Local SA (z)	0.35	12-3-2013	150,000,000	149,953,333
Dexia Credit Local SA (z)	0.35	12-3-2013	68,500,000	68,478,689
Dexia Credit Local SA (z)	0.47	2-21-2014	131,000,000	130,808,449
Dexia Credit Local SA (z)	0.47	2-26-2014	105,000,000	104,839,613
DNB Nor Bank ASA 144A(z)	0.17	12-30-2013	76,000,000	75,979,448
DNB Nor Bank ASA 144A±	0.35	12-20-2013	9,000,000	9,001,883
DNB Nor Bank ASA 144A(z)	0.22	11-13-2013	41,000,000	40,997,062
DNB Nor Bank ASA 144A(z)	0.24	12-9-2013	122,000,000	121,969,737
HSBC Bank plc 144A±	0.27	10-2-2014	136,000,000	136,000,000
ING (U.S.) Funding LLC (z)	0.17	11-12-2013	37,000,000	36,998,078
ING (U.S.) Funding LLC (z)	0.19	12-5-2013	41,000,000	40,992,643
ING (U.S.) Funding LLC (z)	0.19	12-9-2013	44,730,000	44,721,029
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	12-23-2013	118,000,000	117,967,616
National Rural Utilities Cooperative Finance Corporation (z)	0.20	11-7-2013	8,454,000	8,453,718
Natixis Corporation (z)	0.27	11-1-2013	96,000,000	96,000,000
Natixis Corporation (z)	0.27	11-4-2013	94,000,000	93,997,885
Nederlandse Waterschapsbank NV 144A±	0.22	6-23-2014	200,000,000	200,005,549
Nederlandse Waterschapsbank NV 144A±	0.25	2-18-2014	70,000,000	70,006,194
Nederlandse Waterschapsbank NV 144A±	0.25	10-29-2014	135,000,000	135,000,000
Nordea Bank AB 144A(z)	0.23	12-17-2013	81,000,000	80,976,713
Nordea Bank AB 144A(z)	0.26	2-3-2014	144,000,000	143,904,120
NRW Bank 144A(z)	0.17	11-4-2013	186,000,000	185,997,695
NRW Bank 144A(z)	0.18	12-10-2013	245,000,000	244,953,552
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-5-2013	69,000,000	68,987,293
NV Bank Nederlandse Gemeenten 144A(z)	0.22	1-27-2014	168,000,000	167,912,710
NV Bank Nederlandse Gemeenten 144A(z)	0.22	2-3-2014	118,000,000	117,932,216
NV Bank Nederlandse Gemeenten 144A(z)	0.20	11-26-2013	142,000,000	141,980,771
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	149,000,000	148,974,980
Oversea-Chinese Banking Corporation Limited (z)	0.22	1-3-2014	27,000,000	26,989,605
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	165,000,000	164,863,005
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	120,000,000	119,960,133
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-1-2013	131,900,000	131,900,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-13-2013	22,300,000	22,298,439
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	12-2-2013	261,000,000	260,951,149
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	12-6-2013	71,600,000	71,584,686
Sumitomo Trust and Banking Corporation 144A(z)	0.13	11-4-2013	25,000,000	24,999,729
Sumitomo Trust and Banking Corporation 144A(z)	0.13	11-5-2013	30,000,000	29,999,567
Sumitomo Trust and Banking Corporation 144A(z)	0.15	11-27-2013	189,000,000	188,979,525
Sumitomo Trust and Banking Corporation 144A(z)	0.16	11-20-2013	262,000,000	261,977,876
Sumitomo Trust and Banking Corporation 144A(z)	0.16	11-22-2013	188,000,000	187,982,453
Suncorp Group Limited 144A(z)	0.31	12-18-2013	50,000,000	49,979,764
Suncorp Group Limited 144A(z)	0.31	12-19-2013	30,000,000	29,987,600
Suncorp Group Limited 144A(z)	0.33	12-12-2013	28,000,000	27,989,477
Suncorp Group Limited 144A(z)	0.41	12-2-2013	24,000,000	23,991,527
Svenska Handelsbanken Incorporated 144A(z)	0.22	12-20-2013	104,100,000	104,068,828
Swedbank (z)	0.21	12-11-2013	92,000,000	91,978,533
Toyota Credit Canada Incorporated (z)	0.25	2-12-2014	35,000,000	34,974,965
United Overseas Bank Limited 144A(z)	0.17	11-27-2013	63,000,000	62,992,265
United Overseas Bank Limited 144A(z)	0.19	11-22-2013	85,000,000	84,990,579
United Overseas Bank Limited 144A(z)	0.20	1-16-2014	37,000,000	36,984,378
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	62,000,000	61,995,074
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	61,000,000	60,995,713
UOB Funding LLC (z)	0.17	11-8-2013	15,360,000	15,359,492
UOB Funding LLC (z)	0.19	12-20-2013	49,000,000	48,987,328
Westpac Banking Corporation 144A±	0.30	1-16-2014	121,000,000	120,997,424
Westpac Banking Corporation 144A±	0.32	11-8-2013	82,000,000	81,999,838
Westpac Securities NZ Limited 144A±	0.26	11-19-2013	91,000,000	91,001,120
				8,126,011,477

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper : 5.49%
Caisse Des Depots et Consignations 144A(z)	0.20%	11-29-2013	$127,000,000	$126,980,244
China International Marine Containers Company Limited (z)	0.33	11-15-2013	102,000,000	101,986,117
China International Marine Containers Company Limited (z)	0.35	11-1-2013	102,000,000	102,000,000
China International Marine Containers Company Limited (z)	0.35	11-5-2013	40,000,000	39,998,444
China International Marine Containers Company Limited (z)	0.35	11-7-2013	39,500,000	39,497,696
China International Marine Containers Company Limited (z)	0.37	11-14-2013	34,500,000	34,495,390
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-5-2013	40,000,000	39,998,444
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-7-2013	10,000,000	9,999,417
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-8-2013	40,000,000	39,997,278
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-13-2013	27,000,000	26,996,850
China Shipping Container Lines Hong Kong Company Limited (z)	0.37	11-15-2013	40,000,000	39,994,244
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-14-2013	30,000,000	29,996,208
CNPC Finance 144A(z)	0.35	11-15-2013	51,200,000	51,193,031
CNPC Finance 144A(z)	0.36	12-11-2013	109,000,000	108,956,400
CNPC Finance 144A(z)	0.37	11-1-2013	68,000,000	68,000,000
CNPC Finance 144A(z)	0.37	11-5-2013	57,000,000	56,997,657
CNPC Finance 144A(z)	0.37	12-2-2013	93,000,000	92,970,369
CNPC Finance 144A(z)	0.37	12-5-2013	49,000,000	48,982,877
CNPC Finance 144A(z)	0.37	12-9-2013	79,600,000	79,568,912
CNPC Finance 144A(z)	0.37	12-12-2013	63,640,000	63,613,183
CNPC Finance (z)	0.37	12-13-2013	53,150,000	53,127,057
COFCO Capital Corporation (z)	0.16	11-12-2013	22,800,000	22,798,885
COFCO Capital Corporation (z)	0.20	11-19-2013	10,700,000	10,698,930
Deer Park Refining Limited 144A(z)	0.22	11-15-2013	20,000,000	19,998,503
Erste Abwicklungsanstalt 144A(z)	0.18	1-22-2014	96,000,000	95,960,640
Glaxosmithkline Finance plc 144A(z)	0.25	12-11-2013	152,000,000	151,957,778
Glaxosmithkline Finance plc 144A(z)	0.25	12-12-2013	100,000,000	99,971,528
Sinochem Company Limited (z)	0.15	11-7-2013	62,000,000	61,998,450
Sinochem Company Limited (z)	0.17	11-14-2013	46,000,000	45,997,176
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	11-1-2013	19,250,000	19,250,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.37	12-12-2013	44,000,000	43,981,459
Sinopec Century Bright Capital Investments Limited 144A(z)	0.37	12-13-2013	33,000,000	32,985,755
Toyota Credit de Puerto Rico (z)	0.24	12-19-2013	8,000,000	7,997,440
Toyota Credit de Puerto Rico (z)	0.26	2-18-2014	11,000,000	10,991,341
Toyota Motor Credit Corporation ±	0.21	6-9-2014	127,000,000	127,000,000
Toyota Motor Credit Corporation (z)	0.24	12-11-2013	94,000,000	93,974,933
Toyota Motor Credit Corporation (z)	0.24	12-18-2013	106,000,000	105,966,787
Toyota Motor Credit Corporation (z)	0.28	1-24-2014	55,000,000	54,964,067
				2,261,843,490

Total Commercial Paper (Cost $17,784,447,006)				17,784,447,006

Municipal Obligations : 5.58%

Arizona : 0.02%

Other Municipal Debt : 0.02%
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase & Company LOC)	0.14	7-1-2035	6,435,000	6,435,000

California : 0.55%

Other Municipal Debt : 0.27%
California Series 11B5 (GO)	0.18	11-26-2013	20,000,000	20,000,000
California Series B2 (GO)	0.15	11-6-2013	21,615,000	21,615,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	11-1-2013	7,500,000	7,500,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.17	11-4-2013	10,174,000	10,174,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.61	11-1-2013	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 20 Commercial Paper 3/A2 (Utilities Revenue)	0.19	11-21-2013	14,000,000	14,000,000

6

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Taxable IAM 55 Commercial Paper 3/A2 (Utilities Revenue)	0.18%	11-20-2013	$21,000,000	$21,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 773 Commercial Paper 3/A2 (Utilities Revenue)	0.19	11-14-2013	6,000,000	6,000,000
				111,289,000

Variable Rate Demand Notes ø: 0.28%
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.10	12-1-2045	25,710,000	25,710,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	11-1-2041	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.12	12-1-2033	935,000	935,000
San Jose CA Financing Authority Hayes Mansion Series D (Miscellaneous Revenue, U.S. Bank NA LOC)	0.15	6-1-2025	36,020,000	36,020,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.10	9-1-2038	23,570,000	23,570,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.18	9-1-2036	24,790,000	24,790,000
				116,025,000

Colorado : 0.88%

Variable Rate Demand Notes ø: 0.88%
Colorado ECFA Variable Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.09	7-1-2033	48,210,000	48,210,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.15	10-1-2033	13,420,000	13,420,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.20	11-1-2036	395,000	395,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.09	11-1-2026	14,240,000	14,240,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.13	10-1-2038	46,800,000	46,800,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.09	5-1-2038	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.15	4-1-2038	12,440,000	12,440,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.09	11-1-2036	25,445,000	25,445,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.15	10-1-2033	7,800,000	7,800,000
Colorado HFA Class II Series B-3 (Housing Revenue, Royal Bank of Canada SPA)	0.10	5-1-2038	16,000,000	16,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.13	5-1-2050	88,960,000	88,960,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.09	4-1-2040	45,935,000	45,935,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.20	1-1-2027	37,910,000	37,910,000
				363,555,000

District of Columbia : 0.04%

Other Municipal Debt : 0.04%
District of Columbia Water & Sewer Authority Series A (Water & Sewer Revenue)	0.18	11-20-2013	15,200,000	15,200,000

Georgia : 0.11%

Variable Rate Demand Notes ø: 0.11%
Savannah GA College of Art & Design Series 2004-BD (Education Revenue, Bank of America NA LOC)	0.15	4-1-2024	36,200,000	36,200,000

7

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Wayne County GA IDA Solid Waste Disposal Rayonier Project (IDR, Bank of America NA LOC)	0.13%	5-1-2020	$10,000,000	$10,000,000
				46,200,000

Illinois : 0.49%

Variable Rate Demand Notes ø: 0.49%
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.12	1-1-2025	5,135,000	5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.10	1-1-2035	23,925,000	23,925,000
Cook County IL Various Projects Series D (Tax Revenue)	0.15	11-1-2030	67,000,000	67,000,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds Sub Series A-3 (Housing Revenue, FHLB SPA)	0.11	8-1-2035	15,000,000	15,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase & Company LOC)	0.15	1-1-2027	12,730,000	12,730,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) 144A	0.11	3-1-2014	7,500,000	7,500,000
University of Illinois Utility Infrastructure Projects (Education Revenue, Bank of New York Mellon SPA)	0.09	8-15-2021	71,070,000	71,070,000
				202,360,000

Indiana : 0.12%

Variable Rate Demand Notes ø: 0.12%
Indiana Finance Authority Indiana University Health Series K (Health Revenue, JPMorgan Chase & Company LOC)	0.12	3-1-2033	39,515,000	39,515,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.12	8-1-2017	9,600,000	9,600,000
				49,115,000

Iowa : 0.03%

Variable Rate Demand Notes ø: 0.03%
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.10	7-1-2036	3,210,000	3,210,000
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	1-1-2039	9,110,000	9,110,000
				12,320,000

Kentucky : 0.01%

Variable Rate Demand Note ø: 0.01%
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.11	3-1-2021	6,000,000	6,000,000

Louisiana : 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.21	2-1-2045	16,280,000	16,280,000

Maryland : 0.28%

Variable Rate Demand Notes ø: 0.28%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.15	7-1-2032	49,140,000	49,140,000
Maryland CDA Series D (Housing Revenue, PNC Bank NA LOC)	0.10	9-1-2038	18,890,000	18,890,000
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.11	7-1-2043	44,500,000	44,500,000

8

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.13%	1-1-2029	$2,065,000	$2,065,000
				114,595,000

Massachusetts : 0.42%

Variable Rate Demand Notes ø: 0.42%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.10	10-1-2031	23,060,000	23,060,000
University of Massachusetts Building Authority Project Series 1 (Education Revenue, JPMorgan Chase & Company SPA)	0.10	5-1-2038	151,955,000	151,955,000
				175,015,000

Michigan : 0.42%

Variable Rate Demand Notes ø: 0.42%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.13	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.14	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.14	9-1-2050	22,000,000	22,000,000
Michigan Finance Authority Student Loan Series 22 A (Education Revenue, State Street Bank & Trust Company LOC)	0.09	9-1-2042	28,000,000	28,000,000
				175,000,000

Minnesota : 0.03%

Variable Rate Demand Note ø: 0.03%
Minnesota HFA Residential Housing Finance Agency Series C (Miscellaneous Revenue, FHLB SPA)	0.09	7-1-2036	12,000,000	12,000,000

Nebraska : 0.06%

Variable Rate Demand Note ø: 0.06%
Nebraska Public Power Generation Agency Eagle Class A (Utilities Revenue, Citibank NA SPA) 144A	0.10	1-1-2041	24,000,000	24,000,000

Nevada : 0.09%

Variable Rate Demand Notes ø: 0.09%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.12	3-1-2038	29,000,000	29,000,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.11	3-1-2036	8,250,000	8,250,000
				37,250,000

New Hampshire : 0.09%

Variable Rate Demand Notes ø: 0.09%
New Hampshire HEFA Phillips Exeter Academy (Education Revenue, JPMorgan Chase & Company SPA)	0.09	9-1-2042	15,000,000	15,000,000
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.12	12-1-2032	21,903,000	21,903,000
				36,903,000

9

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.12%

Variable Rate Demand Notes ø: 0.12%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.12%	11-1-2039	$14,395,000	$14,395,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.14	6-1-2044	20,000,000	20,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.10	4-15-2014	13,200,000	13,200,000
				47,595,000

New Mexico : 0.06%

Variable Rate Demand Note ø: 0.06%
New Mexico Puttable Floating Option Taxable Notes Series 042 (Education Revenue, Bank of America NA LIQ) 144A	0.42	1-2-2025	26,620,000	26,620,000

New York : 0.68%

Variable Rate Demand Notes ø: 0.68%
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC/Ambac Insured) 144A	0.08	11-15-2044	35,335,000	35,335,000
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.07	7-1-2031	42,700,000	42,700,000
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.10	7-1-2034	19,245,000	19,245,000
New York Energy R&D Authority Series A-2 (IDR, Scotia Bank LOC)	0.11	6-1-2036	30,700,000	30,700,000
New York HFA 600 W 42nd Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	5-15-2041	64,000,000	64,000,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.10	3-15-2033	74,615,000	74,615,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC)	0.13	11-1-2034	13,280,000	13,280,000
				279,875,000

North Carolina : 0.02%

Variable Rate Demand Note ø: 0.02%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.09	7-1-2032	6,785,000	6,785,000

Ohio : 0.09%

Variable Rate Demand Notes ø: 0.09%
Cleveland OH Airport System Revenue Series B (Airport Revenue, Bank of New York Mellon LOC)	0.14	1-1-2020	10,240,000	10,240,000
Ohio Air Quality Development Authority AK Steel Corporation Series B (IDR, Bank of America NA LOC)	0.24	6-1-2024	26,000,000	26,000,000
				36,240,000

Pennsylvania : 0.15%

Variable Rate Demand Notes ø: 0.15%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.13	8-1-2030	16,500,000	16,500,000
Pennsylvania Housing Finance Agency Series 86-B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.10	4-1-2035	15,300,000	15,300,000
Pennsylvania Housing Finance Agency Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.10	10-1-2035	28,885,000	28,885,000
				60,685,000

10

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 0.04%

Other Municipal Debt : 0.04%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25%	12-2-2013	$7,500,000	$7,500,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-2-2013	8,550,000	8,550,000
				16,050,000

Tennessee : 0.03%

Variable Rate Demand Notes ø: 0.03%
Johnson City TN Health & Educational Facilities Board Series B (Hospital Revenue, U.S. Bank NA LOC)	0.14	8-15-2043	11,075,000	11,075,000
Johnson City TN Health & Educational Facilities Board Series B1 (Hospital Revenue, U.S. Bank NA LOC)	0.16	7-1-2033	1,770,000	1,770,000
				12,845,000

Texas : 0.46%

Other Municipal Debt : 0.03%
University of Texas Fund Taxable IAM Series B Commercial Note 3/A2 (Education Revenue)	0.17	11-13-2013	10,000,000	10,000,000

Variable Rate Demand Notes ø: 0.43%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.09	11-15-2025	35,030,000	35,030,000
Bexar County TX Health Facilities El Centro del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.10	12-1-2032	9,595,000	9,595,000
Calhoun Port Authority TX Formosa Plastics Corporation Project Series 2011A (IDR, Sumitomo Mitsui Banking LOC) 144A	0.10	9-1-2039	13,900,000	13,900,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.08	12-1-2015	12,305,000	12,305,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.13	4-1-2022	12,000,000	12,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project (IDR)	0.12	12-1-2027	22,035,000	22,035,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.38	12-15-2026	38,662,221	38,662,221
Texas Puttable Floating Option Taxable Notes Series 043 (Education Revenue, Bank of America NA LIQ) 144A	0.42	12-3-2029	11,865,000	11,865,000
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.10	6-1-2045	5,445,000	5,445,000
Texas Veterans Housing Assistance Program Fund II Series 2004D (Housing Revenue, JPMorgan Chase & Company SPA)	0.13	6-1-2020	4,585,000	4,585,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.09	12-1-2033	13,000,000	13,000,000
				178,422,221

Utah : 0.01%

Variable Rate Demand Note ø: 0.01%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.10	11-1-2045	6,324,000	6,324,000

Washington : 0.04%

Variable Rate Demand Notes ø: 0.04%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.24	2-1-2040	8,000,000	8,000,000

11

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC LIQ)	0.11%	6-1-2027	$7,805,000	$7,805,000
				15,805,000

West Virginia : 0.02%

Variable Rate Demand Note ø: 0.02%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.10	4-1-2027	7,500,000	7,500,000

Wisconsin : 0.10%

Variable Rate Demand Notes ø: 0.10%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.11	9-1-2035	5,310,000	5,310,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.15	5-1-2030	14,370,000	14,370,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.15	11-1-2030	21,505,000	21,505,000
				41,185,000

Wyoming : 0.08%

Variable Rate Demand Note ø: 0.08%
Wyoming CDA Variable Single Family Mortgage Series A (Housing Revenue, Bank of America NA SPA)	0.09	12-1-2032	35,000,000	35,000,000

Total Municipal Obligations (Cost $2,300,473,221)				2,300,473,221

Other Instruments : 0.48%
Australia & New Zealand Banking Group 144A±	0.98	1-10-2014	46,000,000	46,061,110
Australia & New Zealand Banking Group 144A±	1.25	12-20-2013	41,300,000	41,356,445
BPCE 144A±	2.02	2-7-2014	14,300,000	14,362,729
Dexia Credit Local SA 144A±	0.72	4-29-2014	41,200,000	41,258,425
National Australia Bank Limited 144A±	1.02	12-10-2013	10,000,000	10,008,879
Oakland-Alameda County CA Series A-1 Municipal Commercial Paper	0.22	11-25-2013	7,000,000	7,000,000
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.20	11-5-2013	24,000,000	24,000,000
Westpac Banking Corporation 144A±	1.49	1-30-2014	12,500,000	12,537,264

Total Other Instruments (Cost $196,584,852)				196,584,852

Other Notes : 1.23%

Corporate Bonds and Notes : 1.23%
Hartford Healthcare Corporation ±	0.15	12-19-2013	25,000,000	25,000,000
Nederlandse Waterschapsbank NV 144A±	0.29	10-27-2014	108,255,000	108,288,843
Toronto-Dominion Bank ±	0.22	11-15-2013	177,000,000	177,000,000
Toyota Motor Credit Corporation ±	0.26	12-9-2013	117,000,000	117,000,000
Toyota Motor Credit Corporation ±	0.26	2-24-2014	80,000,000	80,000,000
				507,288,843

Total Other Notes (Cost $507,288,843)				507,288,843

Repurchase Agreements ^^: 7.79%
Bank of Nova Scotia, dated 10-31-2013, maturity value $619,001,891 (1)	0.11	11-1-2013	619,000,000	619,000,000
Credit Agricole, dated 10-31-2013, maturity value $590,001,803 (2)	0.11	11-1-2013	590,000,000	590,000,000
Deutsche Bank Securities, dated 10-31-2013, maturity value $50,000,167 (3)	0.12	11-1-2013	50,000,000	50,000,000
Goldman Sachs & Company, dated 10-1-2013, maturity value $353,097,271 (4) ±¢§(i)	0.16	12-2-2013	353,000,000	353,000,000

12

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Goldman Sachs & Company, dated 10-31-2013, maturity value $30,600,085 (5)		0.10%	11-1-2013	$30,600,000	$30,600,000
JPMorgan Securities, dated 10-1-2013, maturity value $506,274,083 (6) ±¢§(i)		0.30	12-5-2013	506,000,000	506,000,000
JPMorgan Securities, dated 10-1-2013, maturity value $52,006,269 (7) ±¢§		0.14	11-1-2013	52,000,000	52,000,000
Societe Generale New York, dated 10-31-2013, maturity value $1,012,349,856 (8)		0.10	11-1-2013	1,012,347,044	1,012,347,044
Total Repurchase Agreements (Cost $3,212,947,044)					3,212,947,044

Treasury Debt : 4.72%
U.S. Treasury Bill (z)##		0.08	12-5-2013	186,000,000	185,985,869
U.S. Treasury Bill (z)		0.08	12-12-2013	187,000,000	186,982,883
U.S. Treasury Bill (z)		0.08	12-19-2013	129,000,000	128,986,240
U.S. Treasury Bill (z)		0.08	11-29-2013	185,000,000	184,988,129
U.S. Treasury Note		0.25	11-30-2013	106,000,000	106,013,220
U.S. Treasury Note		0.25	3-31-2014	105,000,000	105,062,374
U.S. Treasury Note		0.25	6-30-2014	48,000,000	48,037,656
U.S. Treasury Note		0.75	12-15-2013	131,000,000	131,101,966
U.S. Treasury Note		0.75	6-15-2014	44,000,000	44,168,124
U.S. Treasury Note		1.00	5-15-2014	19,000,000	19,083,092
U.S. Treasury Note		1.25	3-15-2014	54,000,000	54,228,219
U.S. Treasury Note		1.25	4-15-2014	104,000,000	104,539,164
U.S. Treasury Note		1.88	4-30-2014	54,000,000	54,476,173
U.S. Treasury Note		2.38	8-31-2014	126,000,000	128,297,227
U.S. Treasury Note		2.63	6-30-2014	53,000,000	53,871,491
U.S. Treasury Note		4.75	5-15-2014	399,000,000	408,781,174

Total Treasury Debt (Cost $1,944,603,001)					1,944,603,001

Total investments in securities (Cost $41,704,714,880)*	101.18%				41,704,714,880
Other assets and liabilities, net	(1.18)				(484,847,216)

Total net assets	100.00%				$41,219,867,664

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
§	Security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
##	All or a portion of this security has been segregated for when-issued securities.

13

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.50%, 8-1-2026 to 10-1-2043, fair value including accrued interest is $637,570,000.
(2)	U.S. government securities, 1.63% to 5.51%, 6-1-2017 to 12-20-2062, fair value including accrued interest is $607,700,000.
(3)	U.S. government securities, 3.00% to 4.50%, 4-1-2042 to 10-1-2042, fair value including accrued interest is $51,500,001.
(4)	U.S. government securities, 0.00% to 0.30%, 11-4-2013 to 5-15-2023, fair value including accrued interest is $360,560,000.
(5)	U.S. government securities, 3.49% to 4.00%, 2-1-2040 to 5-1-2043, fair value including accrued interest is $31,518,000.
(6)	U.S. government securities, 0.00% to 0.38%, 11-1-2013 to 7-25-2014, fair value including accrued interest is $516,121,482.
(7)	U.S. government security, 0.00%, 2-4-2014 to 2-10-2014, fair value including accrued interest is $53,042,039.
(8)	U.S. government securities, 2.13% to 4.50%, 10-1-2025 to 11-1-2043, fair value including accrued interest is $1,042,717,456.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

14

Wells Fargo Advantage Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 28.07%
Abbey National Treasury Services plc	0.12%	11-1-2013	$66,000,000	$66,000,000
ABN AMRO Funding LLC	0.15	11-1-2013	20,000,000	20,000,000
Banco del Estado de Chile	0.22	12-6-2013	10,000,000	10,000,000
Banco del Estado de Chile ±	0.22	4-7-2014	10,000,000	10,000,000
Bank of Montreal	0.18	1-7-2014	15,000,000	15,000,000
Bank of Montreal	0.18	1-14-2014	15,000,000	15,000,000
Bank of Montreal	0.23	1-21-2014	20,000,000	20,000,000
Bank of Montreal ±	0.30	11-15-2013	10,000,000	10,000,328
Bank of Nova Scotia	0.19	2-20-2014	10,000,000	10,000,000
Bank of Nova Scotia	0.21	11-1-2013	15,000,000	15,000,000
Bank of Nova Scotia ±	0.23	12-16-2013	16,000,000	16,001,009
Bank of Nova Scotia ±	0.34	1-2-2014	16,000,000	16,004,214
Bank of Nova Scotia ±	0.50	1-3-2014	3,000,000	3,001,652
Bank of Tokyo-Mitsubishi LLC	0.08	11-1-2013	39,000,000	39,000,000
Bank of Tokyo-Mitsubishi LLC	0.15	11-14-2013	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi LLC	0.16	11-4-2013	20,000,000	19,999,967
Barclays Bank plc ±	0.76	12-12-2013	38,000,000	38,000,000
China Construction Bank Corporation	0.25	11-6-2013	10,000,000	10,000,000
China Construction Bank Corporation ±	0.42	3-25-2015	26,000,000	26,000,000
Credit Industriel & Commercial (New York)	0.11	11-1-2013	43,000,000	43,000,000
Credit Industriel & Commercial (New York)	0.15	11-1-2013	20,000,000	20,000,000
DBS Bank Limited	0.17	11-1-2013	50,000,000	50,000,000
DNB Nor Bank ASA	0.16	12-27-2013	15,000,000	15,000,000
Fortis Funding LLC	0.10	11-4-2013	25,000,000	25,000,000
HSBC Bank plc	0.09	11-1-2013	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	1-2-2014	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corporation (z)	0.25	12-20-2013	12,000,000	11,995,919
Mitsubishi UFJ Trust and Banking Corporation	0.21	11-1-2013	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.22	11-15-2013	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	11-6-2013	20,000,000	20,000,166
Mizuho Bank Limited	0.16	11-1-2013	10,000,000	10,000,000
Mizuho Bank Limited	0.16	11-22-2013	7,000,000	7,000,000
Mizuho Bank Limited	0.21	11-14-2013	5,000,000	5,000,090
National Australia Bank Limited ±	1.44	1-30-2014	14,000,000	14,040,078
National Australia Bank Limited ±	1.49	1-17-2014	10,000,000	10,025,606
National Bank of Kuwait	0.14	11-1-2013	21,000,000	21,000,000
Natixis Corporation	0.13	11-7-2013	15,000,000	15,000,000
Nordea Bank plc	0.16	12-12-2013	7,000,000	6,999,839
Nordea Bank plc	0.20	11-15-2013	8,000,000	8,000,000
Nordea Bank plc	0.21	12-4-2013	12,000,000	12,000,000
Norinchukin Bank	0.22	12-4-2013	8,000,000	8,000,165
Norinchukin Bank	0.22	12-6-2013	13,000,000	13,000,000
Norinchukin Bank	0.22	1-15-2014	3,000,000	2,999,997
Norinchukin Bank	0.22	1-28-2014	12,000,000	12,000,000
Norinchukin Bank	0.23	11-5-2013	15,000,000	15,000,000
Norinchukin Bank	0.23	11-14-2013	10,000,000	10,000,000
Norinchukin Bank	0.23	12-9-2013	6,000,000	6,000,000
Oversea-Chinese Banking Corporation Limited	0.16	11-14-2013	10,000,000	9,999,964
Oversea-Chinese Banking Corporation Limited	0.17	12-3-2013	3,000,000	3,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-24-2013	9,000,000	9,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-31-2013	10,000,000	10,000,000
Oversea-Chinese Banking Corporation Limited	0.18	12-9-2013	6,000,000	5,999,937
Oversea-Chinese Banking Corporation Limited	0.19	1-29-2014	15,000,000	15,000,000
Royal Bank of Canada ±	0.27	10-17-2014	18,000,000	18,000,000
Royal Bank of Canada ±	0.28	6-24-2014	10,000,000	10,000,000
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	9,000,000	9,000,060
Skandinaviska Enskilda Banken AG ±	0.53	12-3-2013	40,000,000	40,000,000
Societe Generale	0.12	11-1-2013	32,000,000	32,000,000
Societe Generale ±	0.37	5-14-2014	12,500,000	12,500,000
Societe Generale ±	0.38	9-12-2014	13,000,000	13,000,000
Standard Chartered Bank	0.19	1-23-2014	8,000,000	8,000,000
Standard Chartered Bank	0.22	12-23-2013	10,000,000	10,000,000
Standard Chartered Bank	0.22	12-27-2013	10,000,000	10,000,000
Standard Chartered Bank	0.23	1-8-2014	10,000,000	10,000,000
Standard Chartered Bank	0.23	1-13-2014	5,000,000	5,000,000

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.21%	11-13-2013	$10,000,000	$10,000,000
Sumitomo Mitsui Banking Corporation	0.21	11-19-2013	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation	0.22	1-15-2014	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation ±	0.22	12-19-2013	15,000,000	15,000,000
Svenska Handelsbanken	0.22	11-15-2013	10,000,000	10,000,019
Swedbank ±	0.32	3-5-2014	3,000,000	3,000,892
Toronto-Dominion Bank	0.13	11-5-2013	5,000,000	5,000,000
Toronto-Dominion Bank	0.15	1-8-2014	5,000,000	5,000,000
Toronto-Dominion Bank	0.17	12-17-2013	7,000,000	7,000,000
Toronto-Dominion Bank	0.22	2-24-2014	5,000,000	5,000,000
Toronto-Dominion Bank	0.23	3-6-2014	15,000,000	15,000,000
Westpac Banking Corporation ±	0.25	4-2-2014	2,000,000	1,999,861

Total Certificates of Deposit (Cost $1,092,569,763)				1,092,569,763

Commercial Paper : 44.99%

Asset-Backed Commercial Paper : 17.12%
Albion Capital Corporation SA 144A(z)	0.17	11-4-2013	4,000,000	3,999,943
Albion Capital Corporation SA 144A(z)	0.20	11-20-2013	12,000,000	11,998,733
Alpine Securitization Corporation 144A(z)	0.15	11-13-2013	2,000,000	1,999,900
Alpine Securitization Corporation 144A(z)	0.15	11-18-2013	12,000,000	11,999,150
Alpine Securitization Corporation 144A(z)	0.15	11-21-2013	17,000,000	16,998,583
Anglesea Funding LLC ±144A	0.32	2-11-2014	5,000,000	5,000,000
Anglesea Funding LLC ±144A	0.32	2-11-2014	5,000,000	5,000,000
Anglesea Funding LLC 144A(z)	0.32	11-6-2013	2,000,000	1,999,911
Anglesea Funding LLC 144A(z)	0.32	11-20-2013	2,000,000	1,999,662
Anglesea Funding LLC ±144A	0.33	12-4-2013	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.33	11-7-2013	2,000,000	1,999,890
Bennington Stark Capital Company LLC ±144A	0.40	5-9-2014	10,000,000	9,999,244
Charta LLC 144A(z)	0.18	11-19-2013	9,000,000	8,999,175
Ciesco LLC 144A(z)	0.19	11-13-2013	3,000,000	2,999,810
Collateralized Commercial Paper Company LLC (z)	0.23	12-18-2013	15,000,000	14,995,496
Concord Minutemen Capital Company 144A(z)	0.22	11-1-2013	3,000,000	3,000,000
Concord Minutemen Capital Company 144A(z)	0.22	11-4-2013	5,000,000	4,999,908
Concord Minutemen Capital Company 144A(z)	0.22	1-7-2014	7,000,000	6,997,134
Concord Minutemen Capital Company 144A(z)	0.22	1-21-2014	5,000,000	4,997,525
Concord Minutemen Capital Company 144A(z)	0.25	1-13-2014	10,000,000	9,994,931
CRC Funding LLC 144A(z)	0.19	11-19-2013	5,000,000	4,999,525
Crown Point Capital Company 144A(z)	0.22	11-19-2013	2,000,000	1,999,780
Crown Point Capital Company 144A(z)	0.22	1-21-2014	5,000,000	4,997,525
Crown Point Capital Company 144A(z)	0.25	1-9-2014	10,000,000	9,995,208
Crown Point Capital Company 144A(z)	0.25	1-15-2014	3,000,000	2,998,438
Crown Point Capital Company 144A(z)	0.25	1-22-2014	4,000,000	3,997,722
Fairway Finance Corporation 144A(z)	0.19	12-18-2013	10,000,000	9,997,519
Gemini Securitization Corporation LLC 144A(z)	0.11	11-1-2013	3,000,000	3,000,000
Gotham Funding Corporation 144A(z)	0.17	11-6-2013	8,000,000	7,999,811
Gotham Funding Corporation 144A(z)	0.18	11-13-2013	7,000,000	6,999,580
Gotham Funding Corporation 144A(z)	0.16	11-21-2013	3,000,000	2,999,733
Gotham Funding Corporation 144A(z)	0.16	12-4-2013	2,000,000	1,999,707
Gotham Funding Corporation 144A(z)	0.17	11-7-2013	4,000,000	3,999,887
Govco LLC 144A(z)	0.18	11-1-2013	8,000,000	8,000,000
Govco LLC 144A(z)	0.18	11-5-2013	5,000,000	4,999,900
Govco LLC 144A(z)	0.18	11-8-2013	6,000,000	5,999,790
Govco LLC 144A(z)	0.18	11-12-2013	6,000,000	5,999,670
Hannover Funding Company LLC 144A(z)	0.22	11-5-2013	4,000,000	3,999,902
Hannover Funding Company LLC 144A(z)	0.22	12-18-2013	1,000,000	999,713
Hannover Funding Company LLC 144A(z)	0.23	11-8-2013	5,000,000	4,999,776
Hannover Funding Company LLC 144A(z)	0.20	11-7-2013	9,000,000	8,999,700
Hannover Funding Company LLC 144A(z)	0.24	11-18-2013	2,000,000	1,999,773
Institutional Secured Funding LLC 144A(z)	0.35	11-21-2013	3,000,000	2,999,417
Kells Funding LLC ±144A	0.20	10-8-2014	4,000,000	3,999,620
Kells Funding LLC ±144A%%	0.20	10-20-2014	5,000,000	5,000,000
Kells Funding LLC ±144A	0.20	2-18-2014	3,000,000	2,999,873
Kells Funding LLC 144A(z)	0.22	11-25-2013	4,000,000	3,999,413

2

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Kells Funding LLC 144A(z)	0.23%	1-22-2014	$2,000,000	$1,998,952
Kells Funding LLC ±144A	0.24	11-12-2013	8,000,000	8,000,091
Kells Funding LLC ±144A	0.24	10-10-2014	8,000,000	8,000,000
Kells Funding LLC 144A(z)	0.22	11-7-2013	8,000,000	7,999,707
Kells Funding LLC 144A(z)	0.22	11-18-2013	5,000,000	4,999,481
Kells Funding LLC 144A(z)	0.22	11-25-2013	6,000,000	5,999,120
Kells Funding LLC 144A(z)	0.23	1-27-2014	7,000,000	6,996,109
Lexington Parker Capital Company LLC 144A(z)	0.22	1-8-2014	15,000,000	14,993,767
Lexington Parker Capital Company LLC 144A(z)	0.25	1-9-2014	2,000,000	1,999,042
Lexington Parker Capital Company LLC 144A(z)	0.25	1-17-2014	16,000,000	15,991,444
Liberty Street Funding LLC 144A(z)	0.15	11-4-2013	11,000,000	10,999,853
Liberty Street Funding LLC 144A(z)	0.15	11-5-2013	8,000,000	7,999,867
Liberty Street Funding LLC 144A(z)	0.17	11-18-2013	6,000,000	5,999,518
Liberty Street Funding LLC 144A(z)	0.18	11-13-2013	6,000,000	5,999,640
Liberty Street Funding LLC 144A(z)	0.19	12-5-2013	8,000,000	7,998,564
Liberty Street Funding LLC 144A(z)	0.23	1-13-2014	12,000,000	11,994,403
Liberty Street Funding LLC 144A(z)	0.18	11-15-2013	4,000,000	3,999,720
LMA Americas LLC 144A(z)	0.26	11-12-2013	2,000,000	1,999,841
LMA Americas LLC 144A(z)	0.26	1-15-2014	10,000,000	9,994,583
LMA Americas LLC 144A(z)	0.26	1-17-2014	12,000,000	11,993,327
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-9-2013	5,000,000	4,998,997
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-12-2013	4,000,000	3,999,134
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-12-2013	3,000,000	2,999,817
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-14-2013	7,000,000	6,999,494
Manhattan Asset Funding Company LLC 144A(z)	0.20	11-20-2013	10,000,000	9,998,944
Manhattan Asset Funding Company LLC 144A(z)	0.25	11-18-2013	17,000,000	16,997,993
Manhattan Asset Funding Company LLC 144A(z)	0.18	11-7-2013	3,000,000	2,999,910
Matchpoint Master Trust 144A(z)	0.17	11-21-2013	2,000,000	1,999,811
Matchpoint Master Trust 144A(z)	0.22	11-4-2013	3,000,000	2,999,945
MetLife Short Term Funding LLC 144A(z)	0.19	11-4-2013	5,000,000	4,999,921
Mountcliff Funding LLC 144A(z)	0.30	1-9-2014	4,000,000	3,997,700
Mountcliff Funding LLC 144A(z)	0.31	12-2-2013	3,000,000	2,999,199
Mountcliff Funding LLC 144A(z)	0.32	11-7-2013	1,500,000	1,499,920
Mountcliff Funding LLC 144A(z)	0.30	11-1-2013	3,000,000	3,000,000
Mountcliff Funding LLC 144A(z)	0.30	11-6-2013	3,000,000	2,999,875
Nieuw Amsterdam Receivables Corporation 144A(z)	0.17	12-4-2013	5,000,000	4,999,221
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	11-4-2013	11,000,000	10,999,835
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	12-13-2013	6,000,000	5,998,740
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	11-5-2013	3,000,000	2,999,933
Old Line Funding LLC 144A(z)	0.23	2-20-2014	5,000,000	4,996,454
Old Line Funding LLC 144A(z)	0.24	1-24-2014	4,000,000	3,997,760
Regency Markets No.1 LLC 144A(z)	0.15	11-19-2013	5,000,000	4,999,625
Regency Markets No.1 LLC 144A(z)	0.15	11-20-2013	5,000,000	4,999,604
Regency Markets No.1 LLC 144A(z)	0.15	11-22-2013	10,000,000	9,999,125
Regency Markets No.1 LLC 144A(z)	0.17	11-6-2013	10,000,000	9,999,764
Regency Markets No.1 LLC 144A(z)	0.21	11-14-2013	15,000,000	14,998,863
Ridgefield Funding Company ±144A	0.26	5-9-2014	10,000,000	9,999,555
Scaldis Capital LLC 144A(z)	0.20	11-7-2013	2,000,000	1,999,933
Sydney Capital Corporation 144A(z)	0.25	12-12-2013	3,000,000	2,999,146
Sydney Capital Corporation 144A(z)	0.25	12-16-2013	2,000,000	1,999,375
Sydney Capital Corporation 144A(z)	0.26	11-14-2013	3,000,000	2,999,718
Thunder Bay Funding LLC 144A(z)	0.23	2-20-2014	4,000,000	3,997,163
Victory Receivables 144A(z)	0.17	11-4-2013	8,000,000	7,999,887
Victory Receivables 144A(z)	0.17	11-6-2013	4,000,000	3,999,906
Victory Receivables 144A(z)	0.17	11-8-2013	2,000,000	1,999,934
Victory Receivables 144A(z)	0.17	11-25-2013	5,000,000	4,999,433
Victory Receivables 144A(z)	0.18	11-12-2013	12,000,000	11,999,340
Victory Receivables 144A(z)	0.18	11-19-2013	23,000,000	22,997,930
Victory Receivables (z)	0.19	11-14-2013	4,000,000	3,999,704
Victory Receivables 144A(z)	0.20	12-3-2013	4,000,000	3,999,289
White Point Funding Incorporated 144A(z)	0.30	12-19-2013	2,000,000	1,999,200
Working Capital Management Company 144A(z)	0.17	11-5-2013	4,000,000	3,999,924

				666,386,027

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper : 22.60%
ABN AMRO Funding LLC 144A(z)	0.20%	11-8-2013	$14,000,000	$13,999,455
ABN AMRO Funding LLC 144A(z)	0.20	11-13-2013	3,000,000	2,999,800
ABN AMRO Funding LLC 144A(z)	0.20	11-18-2013	13,000,000	12,998,772
ANZ Banking Group (London) ±144A	0.20	11-6-2013	4,000,000	4,000,000
Australia & New Zealand Banking Group ±144A	0.31	11-18-2013	9,000,000	9,000,000
Banco Santander Chile 144A(z)	0.28	11-19-2013	3,000,000	2,999,580
Banco Santander Chile 144A(z)	0.28	11-20-2013	3,000,000	2,999,557
Barclays Bank plc 144A(z)	0.19	11-20-2013	8,000,000	7,999,198
Barclays Bank plc 144A(z)	0.25	12-2-2013	10,000,000	9,997,847
BNZ International Funding Limited ±144A	0.37	11-1-2013	15,000,000	15,000,000
BNZ International Funding Limited 144A	0.37	1-29-2014	5,000,000	4,997,775
BPCE 144A(z)	0.26	2-4-2014	17,000,000	16,988,336
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-18-2013	10,000,000	9,999,056
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-5-2013	2,000,000	1,999,956
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-6-2013	10,000,000	9,999,722
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-16-2014	5,000,000	4,997,889
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-17-2014	12,000,000	11,994,867
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-24-2014	15,000,000	14,992,475
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	12,000,000	12,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-7-2013	4,000,000	3,999,867
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-13-2013	5,000,000	4,999,667
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	5,000,000	4,999,786
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	12-23-2013	10,000,000	9,996,533
Commonwealth Bank of Australia 144A(z)	0.17	11-25-2013	1,000,000	999,887
Commonwealth Bank of Australia ±144A	0.32	11-1-2013	2,000,000	2,000,000
Commonwealth Bank of Australia ±144A	0.31	11-29-2013	9,000,000	8,999,930
Commonwealth Bank of Australia ±144A	0.31	11-14-2013	11,000,000	11,000,201
CPPIB Capital Incorporated 144A(z)	0.15	11-19-2013	7,000,000	6,999,475
CPPIB Capital Incorporated 144A(z)	0.15	12-6-2013	4,000,000	3,999,417
Credit Suisse (New York) (z)	0.19	1-28-2014	15,000,000	14,993,033
DBS Bank Limited 144A(z)	0.21	11-12-2013	5,000,000	4,999,679
Dexia Credit Local SA (z)	0.35	11-27-2013	13,000,000	12,996,714
Dexia Credit Local SA (z)	0.47	2-21-2014	13,000,000	12,980,991
Dexia Credit Local SA (z)	0.47	2-26-2014	11,000,000	10,983,198
DNB Nor Bank ASA 144A(z)	0.17	12-30-2013	10,000,000	9,997,296
DNB Nor Bank ASA ±144A	0.35	12-20-2013	3,000,000	3,000,628
DNB Nor Bank ASA 144A(z)	0.22	11-13-2013	2,000,000	1,999,857
DNB Nor Bank ASA 144A(z)	0.24	12-9-2013	20,000,000	19,995,039
Glaxosmithkline Finance plc 144A(z)	0.25	12-11-2013	30,000,000	29,991,667
Glaxosmithkline Finance plc 144A(z)	0.25	12-12-2013	9,000,000	8,997,438
HSBC Bank plc ±144A	0.27	10-2-2014	10,000,000	10,000,000
ING (U.S.) Funding LLC (z)	0.17	11-12-2013	8,000,000	7,999,584
ING (U.S.) Funding LLC (z)	0.19	12-5-2013	3,000,000	2,999,462
ING (U.S.) Funding LLC (z)	0.19	12-9-2013	4,000,000	3,999,198
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	12-23-2013	15,000,000	14,995,883
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.20	11-21-2013	8,000,000	7,999,111
National Rural Utilities Cooperative Finance Corporation (z)	0.20	11-7-2013	4,000,000	3,999,867
Natixis Corporation (z)	0.27	11-1-2013	14,000,000	14,000,000
Natixis Corporation (z)	0.27	11-4-2013	3,000,000	2,999,933
Nederlandse Waterschapsbank NV ±144A	0.22	6-23-2014	10,000,000	10,000,277
Nederlandse Waterschapsbank NV ±144A	0.22	10-29-2014	15,000,000	15,000,000
Nederlandse Waterschapsbank NV ±144A	0.25	2-18-2014	4,000,000	4,000,354
Nordea Bank AB 144A(z)	0.23	12-17-2013	15,000,000	14,995,688
Nordea Bank AB 144A(z)	0.26	2-3-2014	19,000,000	18,987,349
NRW Bank 144A(z)	0.17	11-4-2013	10,000,000	9,999,871
NRW Bank 144A(z)	0.18	12-10-2013	10,000,000	9,998,104
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-5-2013	20,000,000	19,996,317
NV Bank Nederlandse Gemeenten 144A(z)	0.22	1-27-2014	25,000,000	24,987,010
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	18,000,000	17,996,978
Oversea-Chinese Banking Corporation Limited (z)	0.22	1-3-2014	3,000,000	2,998,845
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	22,000,000	21,981,734
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	59,000,000	58,980,399
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-13-2013	6,000,000	5,999,580
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	12-2-2013	31,000,000	30,994,192
Sumitomo Trust and Banking Corporation 144A(z)	0.15	11-27-2013	17,000,000	16,998,158

4

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Sumitomo Trust and Banking Corporation 144A(z)	0.16%	11-20-2013	$26,000,000	$25,997,804
Sumitomo Trust and Banking Corporation 144A(z)	0.16	11-22-2013	10,000,000	9,999,067
Suncorp Group Limited 144A(z)	0.31	12-18-2013	3,000,000	2,998,786
Suncorp Group Limited 144A(z)	0.33	12-12-2013	3,000,000	2,998,873
Suncorp Group Limited 144A(z)	0.41	12-2-2013	5,000,000	4,998,235
Svenska Handelsbanken Incorporated 144A(z)	0.22	12-20-2013	14,000,000	13,995,808
Swedbank (z)	0.21	12-11-2013	5,000,000	4,998,833
Toyota Credit Canada Incorporated (z)	0.25	2-12-2014	4,000,000	3,997,139
United Overseas Bank Limited 144A(z)	0.17	11-27-2013	7,000,000	6,999,141
United Overseas Bank Limited 144A(z)	0.19	11-22-2013	15,000,000	14,998,338
United Overseas Bank Limited 144A(z)	0.20	1-16-2014	8,000,000	7,996,622
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	5,000,000	4,999,603
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	6,000,000	5,999,578
UOB Funding LLC (z)	0.17	11-8-2013	4,000,000	3,999,868
UOB Funding LLC (z)	0.19	12-20-2013	8,000,000	7,997,931
Westpac Banking Corporation ±144A	0.30	1-16-2014	15,000,000	14,999,681
Westpac Banking Corporation ±144A	0.32	11-8-2013	15,000,000	14,999,970
Westpac Securities NZ Limited ±144A	0.26	11-19-2013	15,000,000	15,000,149

				879,777,908

Other Commercial Paper : 5.27%
ACTS Retirement Life Communities Incorporated (z)	0.35	12-5-2013	4,000,000	3,998,678
ACTS Retirement Life Communities Incorporated (z)	0.35	12-5-2013	4,000,000	3,998,678
Caisse Des Depots et Consignations 144A(z)	0.20	11-18-2013	6,000,000	5,999,433
Caisse Des Depots et Consignations 144A(z)	0.20	11-29-2013	10,000,000	9,998,444
China International Marine Containers Company Limited (z)	0.35	11-7-2013	3,000,000	2,999,825
China International Marine Containers Company Limited (z)	0.35	11-15-2013	11,000,000	10,998,503
China International Marine Containers Company Limited (z)	0.35	11-1-2013	11,000,000	11,000,000
China International Marine Containers Company Limited (z)	0.35	11-5-2013	5,000,000	4,999,806
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-5-2013	5,000,000	4,999,806
China Shipping Container Lines Hong Kong Company Limited (z)	0.35	11-14-2013	3,000,000	2,999,621
CNPC Finance 144A(z)	0.35	11-15-2013	4,000,000	3,999,456
CNPC Finance 144A(z)	0.36	12-11-2013	5,000,000	4,998,000
CNPC Finance 144A(z)	0.37	11-1-2013	1,000,000	1,000,000
CNPC Finance 144A(z)	0.37	12-2-2013	4,000,000	3,998,726
CNPC Finance 144A(z)	0.37	12-9-2013	2,000,000	1,999,219
CNPC Finance (z)	0.37	12-13-2013	6,000,000	5,997,410
COFCO Capital Corporation (z)	0.16	11-12-2013	5,000,000	4,999,756
COFCO Capital Corporation (z)	0.20	11-19-2013	2,000,000	1,999,800
Deer Park Refining Limited 144A(z)	0.17	11-15-2013	9,000,000	8,999,308
Deer Park Refining Limited 144A(z)	0.18	12-5-2013	10,000,000	9,998,300
Erste Abwicklungsanstalt 144A(z)	0.18	1-22-2014	10,000,000	9,995,900
Sinochem Company Limited (z)	0.15	11-7-2013	7,000,000	6,999,825
Sinochem Company Limited (z)	0.17	11-14-2013	5,000,000	4,999,693
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	11-1-2013	6,000,000	6,000,000
Toyota Credit de Puerto Rico (z)	0.24	12-19-2013	5,000,000	4,998,400
Toyota Credit de Puerto Rico (z)	0.26	2-18-2014	2,000,000	1,998,426
Toyota Motor Credit Corporation ±	0.21	6-9-2014	15,000,000	15,000,000
Toyota Motor Credit Corporation (z)	0.24	12-11-2013	15,000,000	14,996,000
Toyota Motor Credit Corporation (z)	0.24	12-18-2013	20,000,000	19,993,733
Toyota Motor Credit Corporation (z)	0.28	1-24-2014	10,000,000	9,993,467

				204,958,213

Total Commercial Paper (Cost $1,751,122,148)				1,751,122,148

Government Agency Debt : 0.28%
Overseas Private Investment Corporation ±(i)§	0.13	7-9-2026	11,000,000	11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 9.84%

Alabama : 0.26%

Variable Rate Demand Note ø: 0.26%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.10%	11-15-2046	$10,000,000	$10,000,000

California : 1.04%
Other Municipal Debt : 0.82%
California Taxable IAM 3 Commercial Note 3/A2 Series B2 (GO)	0.15	11-6-2013	4,000,000	4,000,000
California Taxable IAM 44 Commercial Note 3/A2 Series B5 (GO)	0.18	11-26-2013	4,000,000	4,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	11-1-2013	4,000,000	4,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.17	11-20-2013	6,000,000	6,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.17	11-4-2013	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.61	11-1-2013	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 20 Commercial Paper 3/A2 (Utilities Revenue)	0.19	11-21-2013	3,000,000	3,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 55 Commercial Paper 3/A2 (Utilities Revenue)	0.18	11-20-2013	3,000,000	3,000,000
San Francisco CA City & County Public Utilities Commission Taxable IAM 773 Commercial Paper 3/A2 (Utilities Revenue)	0.19	11-14-2013	4,000,000	4,000,000

				32,000,000

Variable Rate Demand Notes ø: 0.22%
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.12	8-1-2032	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.12	12-1-2033	1,855,000	1,855,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	9-15-2032	1,800,000	1,800,000

				8,655,000

Colorado : 0.65%

Variable Rate Demand Notes ø: 0.65%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.13	5-1-2050	15,155,000	15,155,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC/LIQ) 144A	0.11	11-15-2025	10,000,000	10,000,000

				25,155,000

Connecticut : 0.13%
Variable Rate Demand Note ø: 0.13%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.24	2-1-2026	5,000,000	5,000,000

Delaware : 0.95%

Variable Rate Demand Note ø: 0.95%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.38	7-15-2014	37,000,000	37,000,000

6

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.08%

Other Municipal Debt : 0.08%
District of Columbia Water & Sewer Authority Series A (Water & Sewer Revenue)	0.18%	11-20-2013	$3,000,000	$3,000,000

Georgia : 0.13%

Variable Rate Demand Note ø: 0.13%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.42	10-1-2039	5,130,000	5,130,000

Illinois : 0.20%

Variable Rate Demand Notes ø: 0.20%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.12	1-1-2025	935,000	935,000
Cook County IL Various Projects Series D (Tax Revenue)	0.15	11-1-2030	2,000,000	2,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) 144A	0.11	3-1-2014	4,960,000	4,960,000

				7,895,000

Iowa : 0.35%

Variable Rate Demand Note ø: 0.35%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.11	6-1-2039	13,815,000	13,815,000

Maryland : 0.21%

Variable Rate Demand Notes ø: 0.21%
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.12	9-1-2040	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.13	1-1-2029	4,220,000	4,220,000

				8,220,000

Massachusetts : 0.05%

Variable Rate Demand Note ø: 0.05%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.10	10-1-2031	2,185,000	2,185,000

Michigan : 0.64%

Variable Rate Demand Notes ø: 0.64%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.12	9-1-2033	3,000,000	3,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.12	9-1-2032	10,000,000	10,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	9,795,000	9,795,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.13	5-1-2020	2,000,000	2,000,000

				24,795,000

7

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 0.25%

Variable Rate Demand Notes ø: 0.25%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.12%	3-1-2038	$6,000,000	$6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.12	10-1-2035	3,740,000	3,740,000

				9,740,000

New York : 0.46%

Variable Rate Demand Notes ø: 0.46%
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.11	5-1-2039	4,735,000	4,735,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.23	10-1-2031	2,075,000	2,075,000
New York Urban Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series T0020 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	3-15-2015	1,655,000	1,655,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	6,200,000	6,200,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.42	7-27-2014	3,100,000	3,100,000

				17,765,000

North Carolina : 0.07%

Variable Rate Demand Note ø: 0.07%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.29	7-1-2027	2,880,000	2,880,000

Ohio : 0.69%

Variable Rate Demand Notes ø: 0.69%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.15	9-1-2039	6,494,000	6,494,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.12	9-1-2038	4,000,000	4,000,000
Ohio HFA Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.09	9-1-2036	1,985,000	1,985,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.12	9-1-2038	14,530,000	14,530,000

				27,009,000

Oregon : 0.13%

Variable Rate Demand Note ø: 0.13%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.42	5-1-2035	5,000,000	5,000,000

South Carolina : 0.65%

Other Municipal Debt : 0.65%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.22	12-18-2013	3,000,000	3,000,000
South Carolina Public Service Authority Series DD (Utilities Revenue)	0.22	11-5-2013	14,361,000	14,361,000
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.17	11-18-2013	5,000,000	5,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-2-2013	1,000,000	1,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-2-2013	2,000,000	2,000,000

				25,361,000

8

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 0.98%

Other Municipal Debt : 0.26%
Tennessee Baptist Memorial Healthcare (Health Revenue)	0.15%	11-12-2013	$3,000,000	$3,000,000
Tennessee Baptist Memorial Healthcare (Health Revenue)	0.16	11-5-2013	7,000,000	7,000,000

				10,000,000

Variable Rate Demand Notes ø: 0.72%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.12	11-1-2035	6,175,000	6,175,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.12	7-1-2034	16,975,000	16,975,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.12	2-1-2036	3,030,000	3,030,000
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.10	12-1-2041	2,000,000	2,000,000

				28,180,000

Texas : 1.11%

Other Municipal Debt : 0.13%
University of Texas Fund Taxable IAM Series B Commercial Note 3/A2 (Education Revenue)	0.17	11-13-2013	5,000,000	5,000,000

Variable Rate Demand Notes ø: 0.98%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.09	11-15-2025	935,000	935,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.10	9-1-2041	4,000,000	4,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.13	4-1-2022	2,000,000	2,000,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.22	2-1-2035	13,000,000	13,000,000
Texas Board of Regents University of Texas System Series B (Education Revenue)	0.17	11-13-2013	4,000,000	4,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.38	12-15-2026	8,284,761	8,284,761
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.10	6-1-2045	4,480,000	4,480,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.09	12-1-2033	1,500,000	1,500,000

				38,199,761

Utah : 0.05%

Variable Rate Demand Note ø: 0.05%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.10	11-1-2045	1,896,000	1,896,000

Washington : 0.33%

Other Municipal Debt : 0.18%
Port of Seattle WA Series D1 (Airport Revenue)	0.27	11-5-2013	7,000,000	7,000,000

Variable Rate Demand Notes ø: 0.15%
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.24	6-1-2037	1,075,000	1,075,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2035	4,650,000	4,650,000

				5,725,000

9

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
West Virginia : 0.05%

Variable Rate Demand Note ø: 0.05%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.10%	4-1-2027	$1,880,000	$1,880,000

Wisconsin : 0.38%

Variable Rate Demand Notes ø: 0.38%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.11	9-1-2035	915,000	915,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.19	1-1-2042	13,780,000	13,780,000

				14,695,000

Total Municipal Obligations (Cost $383,180,761)				383,180,761

Other Instruments : 0.95%
Australia & New Zealand Banking Group ±144A	0.98	1-10-2014	5,000,000	5,006,648
Australia & New Zealand Banking Group ±144A	1.25	12-20-2013	7,000,000	7,009,567
Dexia Credit Local SA ±144A	0.72	4-29-2014	4,000,000	4,005,672
GBG LLC Custody Receipts ±144A§	0.11	9-1-2027	9,134,000	9,134,000
Oakland-Alameda County CA Series A-1 Municipal Commercial Paper	0.22	11-25-2013	3,000,000	3,000,000
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.20	11-5-2013	2,740,000	2,740,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	5,090,000	5,090,000
Westpac Banking Corporation ±144A	1.49	1-30-2014	1,000,000	1,002,976

Total Other Instruments (Cost $36,988,863)				36,988,863

Other Notes : 1.99%

Corporate Bonds and Notes : 1.99%
ACTS Retirement Life Communities Incorporated ±§	0.16	11-15-2029	2,615,000	2,615,000
BPCE ±144A	2.02	2-7-2014	5,000,000	5,021,933
LTF Real Estate LLC ±144A§	0.23	6-1-2033	14,735,000	14,735,000
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	14,000,000	14,004,377
Providence Health & Services ±§	0.14	10-1-2042	5,950,000	5,950,000
Racetrac Capital LLC ±§	0.15	9-1-2020	4,250,000	4,250,000
Toronto-Dominion Bank ±	0.22	11-15-2013	18,000,000	18,000,000
Toyota Motor Credit Corporation ±	0.26	12-9-2013	13,000,000	13,000,000

Total Other Notes (Cost $77,576,310)				77,576,310

Repurchase Agreements ^^: 8.55%
Bank of Nova Scotia, dated 10-31-2013, maturity value $60,000,183 (1)	0.11	11-1-2013	60,000,000	60,000,000
Credit Agricole, dated 10-31-2013, maturity value $57,000,174 (2)	0.11	11-1-2013	57,000,000	57,000,000
Goldman Sachs & Company, dated 10-1-2013, maturity value $46,012,676 (3) ±(i)§¢	0.16	12-2-2013	46,000,000	46,000,000
GX Clarke & Company, dated 10-31-13, maturity value $14,000,062 (4)	0.16	11-1-2013	14,000,000	14,000,000
JPMorgan Securities, dated 10-1-2013, maturity value $5,000,603 (5) ±§¢	0.14	11-1-2013	5,000,000	5,000,000
JPMorgan Securities, dated 10-1-2013, maturity value $54,029,250 (6) ±(i)§¢	0.30	12-5-2013	54,000,000	54,000,000
Societe Generale NY, dated 10-31-2013, maturity value $96,948,059 (7)	0.10	11-1-2013	96,947,790	96,947,790

Total Repurchase Agreements (Cost $332,947,790)				332,947,790

Treasury Debt : 4.87%
U.S. Treasury Bill (z)	0.08	12-5-2013	18,000,000	17,998,632
U.S. Treasury Bill (z)	0.08	12-19-2013	13,000,000	12,998,613
U.S. Treasury Bill (z)	0.08	12-12-2013	18,000,000	17,998,352
U.S. Treasury Bill (z)	0.08	11-29-2013	18,000,000	17,998,845

10

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note		0.25%	11-30-2013	$10,000,000	$10,001,247
U.S. Treasury Note		0.25	3-31-2014	10,000,000	10,005,940
U.S. Treasury Note		0.25	6-30-2014	4,000,000	4,003,138
U.S. Treasury Note		0.75	12-15-2013	13,000,000	13,010,119
U.S. Treasury Note		0.75	6-15-2014	5,000,000	5,019,112
U.S. Treasury Note		1.00	5-15-2014	2,000,000	2,008,747
U.S. Treasury Note		1.25	3-15-2014	5,000,000	5,021,131
U.S. Treasury Note		1.25	4-15-2014	10,000,000	10,051,843
U.S. Treasury Note		1.88	4-30-2014	5,000,000	5,044,090
U.S. Treasury Note		2.38	8-31-2014	12,000,000	12,218,784
U.S. Treasury Note ##		2.63	6-30-2014	5,000,000	5,082,216
U.S. Treasury Note		4.75	5-15-2014	40,000,000	40,980,564

Total Treasury Debt (Cost $189,441,373)					189,441,373

Total investments in securities (Cost $3,874,827,008)*	99.54%				3,874,827,008

Other assets and liabilities, net	0.46				17,792,637

Total net assets	100.00%				$3,892,619,645

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
(i)	Illiquid security
§	Security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.50%, 8-1-2026 to 10-1-2043, fair value including accrued interest is $61,800,000.
(2)	U.S. government securities, 1.63% to 5.51%, 6-1-2017 to 12-20-2062, fair value including accrued interest is $58,710,000.
(3)	U.S. government securities, 0.00% to 0.30%, 11-4-2013 to 5-15-2023, fair value including accrued interest is $46,920,000.
(4)	U.S. government securities, 0.00% to 11.25%, 11-15-2013 to 8-15-2043, fair value including accrued interest is $14,280,119.
(5)	U.S. government security, 0.00%, 2-4-2014 to 2-10-2014, fair value including accrued interest is $5,100,196.
(6)	U.S. government securities, 0.00% to 0.38%, 11-1-2013 to 7-25-2014, fair value including accrued interest is $55,080,158.
(7)	U.S. government securities, 2.13% to 4.50%, 10-1-2025 to 11-1-2043, fair value including accrued interest is $99,856,224.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

11

Wells Fargo Advantage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.38%

Alabama : 0.35%

Variable Rate Demand Note ø: 0.35%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.23%	8-1-2041	$4,500,000	$4,500,000

Alaska : 1.35%

Variable Rate Demand Note ø: 1.35%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.10	12-1-2043	17,435,000	17,435,000

Arizona : 0.85%

Other Municipal Debt : 0.56%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	1.50	5-7-2014	3,100,000	3,121,030
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	4,100,000	4,129,695
				7,250,725

Variable Rate Demand Note ø: 0.29%
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.21	8-1-2022	3,700,000	3,700,000

Arkansas : 0.02%

Variable Rate Demand Note ø: 0.02%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.44	3-1-2014	300,000	300,000

California : 7.94%

Other Municipal Debt : 3.69%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	5,600,000	5,657,315
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	9,300,000	9,405,314
California Series 2011 A-4 (GO)	0.12	11-19-2013	3,400,000	3,400,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.10	12-4-2013	2,000,000	2,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	2,700,000	2,703,236
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,001,237
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,002,865
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	7,500,000	7,530,419
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	2,500,000	2,509,633
Los Angeles County CA TRAN Series A (Miscellaneous Revenue)	2.00	2-28-2014	2,600,000	2,615,470
San Diego CA Unified School District Series A-1 (Education Revenue)	2.00	1-31-2014	3,000,000	3,013,709
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	6,700,000	6,747,415
				47,586,613

Variable Rate Demand Notes ø: 4.25%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.09	7-1-2038	13,445,000	13,445,000

1

Portfolio of investments —October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.10%	4-1-2037	$1,300,000	$1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	7-15-2035	1,100,000	1,100,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.08	11-1-2040	7,100,000	7,100,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	12-15-2034	1,925,000	1,925,000
California HFFA Scripps Health Series C (Health Revenue, Northern Trust Company LOC)	0.06	10-1-2040	8,000,000	8,000,000
California Series 2005-A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.06	5-1-2040	4,600,000	4,600,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	7-1-2034	5,400,000	5,400,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.09	11-28-2013	2,700,000	2,700,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	9-15-2024	3,700,000	3,700,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	2-15-2033	2,000,000	2,000,000
				54,850,000

Colorado : 0.95%

Variable Rate Demand Notes ø: 0.95%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.23	10-1-2019	1,755,000	1,755,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.12	11-1-2042	4,750,000	4,750,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.23	11-15-2025	5,735,000	5,735,000
				12,240,000

Connecticut : 0.27%

Variable Rate Demand Note ø: 0.27%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Series DBE-1164 (Utilities Revenue) 144A	0.13	1-1-2038	3,510,000	3,510,000

Delaware : 0.48%

Variable Rate Demand Note ø: 0.48%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.33	1-1-2016	6,165,000	6,165,000

Florida : 5.83%

Other Municipal Debt : 2.01%
Broward County FL School District TAN Series 2013 (Education Revenue)	5.00	1-30-2014	6,200,000	6,274,362
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.13	11-7-2013	3,500,000	3,500,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.13	11-7-2013	4,200,000	4,200,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.13	11-6-2013	3,400,000	3,400,000
Palm Beach County FL School District TAN Series 2013 (Miscellaneous Revenue)	4.50	1-30-2014	7,040,000	7,115,926

2

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
Pinellas County FL HFFA Baycare Health System Series 2003A-1 (Health Revenue, National Insured)	5.00%	11-15-2013	$1,480,000	$1,482,584
				25,972,872

Variable Rate Demand Notes ø: 3.82%
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2036	6,700,000	6,700,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.10	7-25-2015	5,420,000	5,420,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.10	9-15-2038	1,420,000	1,420,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.13	3-1-2024	11,000,000	11,000,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC, JPMorgan Chase & Company LIQ)	0.10	4-15-2040	7,650,000	7,650,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.18	11-15-2033	1,000,000	1,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	16,000,000	16,000,000
				49,190,000

Georgia : 2.14%

Other Municipal Debt : 0.25%
Metropolitan Atlanta GA Rapid Transit Authority Series 2012D-2 (Tax Revenue)	0.12	12-5-2013	3,200,000	3,200,000

Variable Rate Demand Notes ø: 1.89%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank LOC)	0.12	11-1-2033	16,800,000	16,800,000
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.14	4-1-2023	3,000,000	3,000,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.18	7-1-2020	4,600,000	4,600,000
				24,400,000

Illinois : 7.83%

Other Municipal Debt : 1.20%
Illinois Educational Facilities Authority NorthShore Health System & Other Instructions Series 1995 (Education Revenue)	0.12	12-5-2013	9,100,000	9,100,000
Illinois Finance Authority Loyola University of Chicago Financing Program (Education Revenue)	0.12	12-4-2013	6,400,000	6,400,000
				15,500,000

Variable Rate Demand Notes ø: 6.63%
Chicago IL (Tax Revenue, JPMorgan Chase & Company SPA)	0.25	1-1-2034	1,400,000	1,400,000
Chicago IL 2nd Lien Water Revenue Series 2001 JP Morgan PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.53	11-1-2023	1,500,000	1,500,000
Chicago IL Board of Education Unlimited Tax Series 2011A Deutsche Bank Spears Series DBE-1210 (Tax Revenue, AGM Insured) 144A	0.13	12-1-2039	5,000,000	5,000,000
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.28	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (IDR, Bank of America NA LOC)	0.28	6-1-2022	4,300,000	4,300,000

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.10%	1-1-2035	$14,615,000	$14,615,000
Chicago IL Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-2 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.08	1-1-2038	1,800,000	1,800,000
Chicago IL Sub Series 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.15	11-1-2031	585,000	585,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	10,400,000	10,400,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	5,800,000	5,800,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.18	11-1-2031	4,000,000	4,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.20	4-1-2051	5,000,000	5,000,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.17	1-1-2031	9,700,000	9,700,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.17	1-1-2031	15,100,000	15,100,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.21	12-1-2035	3,080,000	3,080,000
				85,426,000

Indiana : 2.19%

Other Municipal Debt : 0.24%
Wayne Township IN Marion County School Building Corporation Series 2003-B (Lease Revenue, FGIC Insured) §	5.25	1-15-2026	3,000,000	3,031,091

Variable Rate Demand Notes ø: 1.95%
Gary IN Grant Street Project (IDR, JPMorgan Chase & Company LOC)	0.16	7-1-2034	5,555,000	5,555,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.23	5-1-2016	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.28	12-1-2016	725,000	725,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.28	9-1-2018	8,600,000	8,600,000
Valparaiso IN EDA Task Force Tips Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.14	5-1-2033	7,470,000	7,470,000
				25,200,000

Kansas : 0.14%

Variable Rate Demand Note ø: 0.14%
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank LOC)	0.12	11-1-2020	1,860,000	1,860,000

Kentucky : 0.10%

Other Municipal Debt : 0.10%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	1,300,000	1,307,754

Louisiana : 1.06%

Variable Rate Demand Notes ø: 1.06%
Ascension Parish LA BASF Corporation Project (IDR)	0.23	3-1-2025	7,900,000	7,900,000
Ascension Parish LA BASF Corporation Project (IDR)	0.23	12-1-2028	1,200,000	1,200,000
Calcasieu Parish LA Public Trust Authority WPT Corporation Project (IDR, Bank of America NA LOC)	0.19	12-1-2027	4,600,000	4,600,000
				13,700,000

4

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.08%

Variable Rate Demand Note ø: 0.08%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.15%	12-3-2035	$970,000	$970,000

Massachusetts : 1.25%

Other Municipal Debt : 1.14%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	13,000,000	13,155,424
University of Massachusetts Building Authority Series 2013-B1 (Education Revenue)	0.15	1-13-2014	1,500,000	1,500,000
				14,655,424

Variable Rate Demand Note ø: 0.11%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.25	6-1-2018	1,500,000	1,500,000

Michigan : 4.95%

Variable Rate Demand Notes ø: 4.95%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.08	6-1-2034	300,000	300,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.12	9-1-2026	25,000,000	25,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.14	11-15-2049	2,300,000	2,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.14	11-15-2047	2,700,000	2,700,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.14	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured)	0.30	4-1-2042	31,780,000	31,780,000
				63,880,000

Minnesota : 1.29%

Other Municipal Debt : 0.36%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,100,000	1,101,930
Rochester MN Health Care Facilities Mayo Foundation Series 2000-A (Health Revenue)	0.12	1-14-2014	3,500,000	3,500,000
				4,601,930

Variable Rate Demand Notes ø: 0.93%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	8-15-2038	750,000	750,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.08	5-1-2026	981,000	981,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, U.S. Bank NA LOC)	0.23	12-1-2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	2-1-2027	1,420,000	1,420,000
Minnesota HFA Residential Housing Finance Agency Series C (Housing Revenue, FHLB LIQ)	0.09	7-1-2048	6,000,000	6,000,000
Plymouth MN At The Lake Apartments Project (Housing Revenue, FHLMC LIQ)	0.11	8-1-2034	1,900,000	1,900,000

5

Portfolio of investments —October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11%	6-1-2032	$700,000	$700,000
				12,051,000

Missouri : 1.64%

Other Municipal Debt : 0.15%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00	8-1-2014	1,925,000	1,950,871

Variable Rate Demand Notes ø: 1.49%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.15	8-1-2038	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.09	4-1-2027	4,700,000	4,700,000
Missouri Development Finance Board Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.09	6-1-2037	3,475,000	3,475,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.12	12-1-2036	7,835,000	7,835,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	3-1-2038	1,019,500	1,019,500
				19,189,500

Nebraska : 0.48%

Variable Rate Demand Note ø: 0.48%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.14	9-1-2031	6,190,000	6,190,000

Nevada : 0.44%

Variable Rate Demand Note ø: 0.44%
Clark County NV Deutsche Bank Spears Series DBE-643 (Airport Revenue, Ambac Insured)	0.18	7-1-2025	5,660,000	5,660,000

New Hampshire : 1.40%

Variable Rate Demand Notes ø: 1.40%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.06	6-1-2039	139	139
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	10-1-2017	4,945,000	4,945,000
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA SPA) 144A	0.16	1-1-2037	13,045,000	13,045,000
				17,990,139

New Jersey : 2.20%

Variable Rate Demand Notes ø: 2.20%
New Jersey EDA Diocese of Metuchen Project 2005 (Education Revenue, Bank of America NA LOC)	0.15	9-1-2030	2,000,000	2,000,000
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.11	8-1-2041	17,900,000	17,900,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.13	9-1-2025	4,810,000	4,810,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.14	3-1-2029	1,320,000	1,320,000

6

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.13%	1-1-2038	$2,375,000	$2,375,000
				28,405,000

New York : 5.35%

Other Municipal Debt : 1.29%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.12	12-11-2013	4,000,000	4,000,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	2,500,000	2,574,717
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	10,000,000	10,088,553
				16,663,270

Variable Rate Demand Notes ø: 4.06%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.14	4-19-2015	7,200,000	7,200,000
New York HFA Prospect Plaza Apartments Series A (Housing Revenue, Citibank NA LOC)	0.15	11-1-2039	5,275,000	5,275,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.28	5-1-2038	6,810,000	6,810,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.23	10-1-2031	3,880,000	3,880,000
New York NY Housing Development Corporation MFHR Series 2012-C (Housing Revenue)	0.22	5-1-2045	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.07	6-15-2050	9,000,000	9,000,000
New York NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.07	5-1-2028	15,000,000	15,000,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.11	7-1-2017	1,595,000	1,595,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.11	7-1-2031	575,000	575,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.11	7-1-2031	1,950,000	1,950,000
				52,285,000

North Carolina : 1.55%

Variable Rate Demand Notes ø: 1.55%
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.16	7-1-2039	5,505,000	5,505,000
Raleigh-Durham NC Airport Authority JPMorgan PUTTER/DRIVER Trust Series 2012 (Airport Revenue, BHAC/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.13	5-1-2015	14,425,000	14,425,000
				19,930,000

North Dakota : 4.05%

Other Municipal Debt : 1.26%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.20	12-12-2013	14,800,000	14,800,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	1,500,000	1,506,230
				16,306,230

7

Portfolio of investments —October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 2.79%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.28%	12-1-2022	$1,980,000	$1,980,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.13	7-1-2037	15,690,000	15,690,000
Trail County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.13	9-1-2019	18,300,000	18,300,000
				35,970,000

Ohio : 3.72%

Variable Rate Demand Notes ø: 3.72%
Deutsche Bank Spears Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.13	12-1-2043	2,000,000	2,000,000
Deutsche Bank Spears Lifers Series 2013 DBE-1157 (Miscellaneous Revenue) 144A	0.11	1-1-2038	7,250,000	7,250,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.12	9-1-2037	34,500,000	34,500,000
Ohio HFA Series R-11575 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.23	3-1-2016	1,610,000	1,610,000
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ)	0.13	12-1-2030	2,600,000	2,600,000
				47,960,000

Other : 12.56%

Variable Rate Demand Notes ø: 12.56%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.12	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.12	10-1-2015	7,105,000	7,105,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	5-1-2014	3,690,000	3,690,000
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	12-1-2035	306,000	306,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	1-1-2036	6,430,000	6,430,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	6-1-2038	6,075,000	6,075,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	1-1-2036	3,800,000	3,800,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	10-1-2036	6,545,000	6,545,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	7-1-2037	3,881,000	3,881,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	9-1-2037	630,000	630,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	1-1-2038	8,445,000	8,445,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	7-1-2036	1,597,000	1,597,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	12-1-2036	3,575,000	3,575,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	1-1-2018	2,400,000	2,400,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	5-1-2017	9,974,000	9,974,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	2-15-2028	9,000,000	9,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.12	1-15-2047	979,000	979,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.12	6-15-2036	14,920,000	14,920,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.14	8-15-2045	18,412,922	18,412,922
FHLMC Series M002 Class A (Housing Revenue)	0.14	1-15-2047	4,267,973	4,267,973

8

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
FHLMC Series M008 Class A (Housing Revenue)	0.14%	2-15-2035	$19,064,563	$19,064,563
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.12	11-15-2036	23,897,000	23,897,000
				162,019,458

Pennsylvania : 2.89%

Variable Rate Demand Notes ø: 2.89%
Beaver County PA IDA Daily Corporation Project (IDR)	0.23	9-1-2032	2,000,000	2,000,000
Butler County PA IDA Mine Safety Appliances Series B (IDR, JPMorgan Chase & Company LOC)	0.19	5-1-2022	1,000,000	1,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-1-2041	100,000	100,000
Deutsche Bank Spears Lifers Trust Series DBE-1171 (Miscellaneous Revenue) 144A	0.13	8-15-2037	5,770,000	5,770,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.21	5-1-2017	675,000	675,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	4-1-2029	2,325,000	2,325,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.14	12-1-2023	1,400,000	1,400,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.16	11-1-2019	1,700,000	1,700,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.20	8-1-2014	100,000	100,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.14	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.20	5-1-2015	200,000	200,000
Pennsylvania HFA AMT Series 95-C (Housing Revenue, JPMorgan Chase & Company SPA)	0.13	4-1-2036	2,450,000	2,450,000
Pennsylvania Housing Finance Agency Series 93-B (Housing Revenue, JPMorgan Chase & Company SPA)	0.13	4-1-2037	9,885,000	9,885,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.25	6-1-2028	4,700,000	4,700,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-1-2038	2,500,000	2,500,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.17	12-1-2014	450,000	450,000
				37,255,000

Puerto Rico : 1.44%

Variable Rate Demand Notes ø: 1.44%
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1194 (Tax Revenue) 144A	0.28	8-1-2057	15,500,000	15,500,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1195 (Tax Revenue) 144A	0.28	8-1-2057	1,500,000	1,500,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1196 (Tax Revenue) 144A	0.28	8-1-2057	1,500,000	1,500,000
				18,500,000

9

Portfolio of investments —October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.22%

Variable Rate Demand Note ø: 0.22%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.13%	9-1-2020	$2,800,000	$2,800,000

South Carolina : 2.57%

Other Municipal Debt : 1.52%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.22	11-5-2013	4,000,000	4,000,000
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.22	11-13-2013	1,000,000	1,000,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-2-2013	4,500,000	4,500,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	12-2-2013	9,100,000	9,100,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-2-2013	1,000,000	1,000,000
				19,600,000

Variable Rate Demand Notes ø: 1.05%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.13	11-1-2029	1,960,000	1,960,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.13	12-1-2038	4,600,000	4,600,000
South Carolina Public Service Authority Series 2007-A JPMorgan PUTTER Series 2019 (Miscellaneous Revenue, Ambac Insured, JPMorgan Chase & Company LIQ)	0.16	1-1-2015	6,000,000	6,000,000
South Carolina Public Service Authority Series 2013-A JPMorgan PUTTER Series 4379 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	6-1-2037	1,000,000	1,000,000
				13,560,000

South Dakota : 0.12%

Variable Rate Demand Note ø: 0.12%
Grant County SD Mill Valley LLC Project (IDR, Farm Credit Services America LOC)	0.12	7-1-2037	1,600,000	1,600,000

Texas : 13.86%

Other Municipal Debt : 2.66%
Dallas TX Area Rapid Transit Series I (Tax Revenue)	0.10	11-6-2013	4,000,000	4,000,000
Dallas TX Area Rapid Transit Series I (Tax Revenue)	0.13	12-12-2013	2,300,000	2,300,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.12	11-14-2013	5,200,000	5,200,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	22,400,000	22,732,319
				34,232,319

Variable Rate Demand Notes ø: 11.20%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.23	7-1-2032	2,650,000	2,650,000
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.15	9-1-2041	4,600,000	4,600,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	10-1-2018	1,460,000	1,460,000
Deutsche Bank Spears Lifers Trust Series DBE-1172X (Airport Revenue) 144A	0.13	11-1-2037	10,245,000	10,245,000
Gulf Coast TX Waste Disposal Authority American Acryl LP Project (Resource Recovery Revenue, Bank of Tokyo-Mitsubishi LOC)	0.15	5-1-2038	10,000,000	10,000,000

10

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.11%	3-1-2023	$12,900,000	$12,900,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue)	0.09	3-1-2023	8,800,000	8,800,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.14	12-1-2023	3,600,000	3,600,000
North TX Tollway Authority Series 2008-A Morgan Stanley Series 335 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.10	1-1-2048	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.23	5-1-2033	6,900,000	6,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.23	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.10	3-1-2042	21,500,000	21,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.09	11-1-2040	4,185,000	4,185,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.10	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.14	1-1-2030	10,000,000	10,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.14	4-1-2028	4,000,000	4,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.14	1-1-2030	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.38	12-15-2026	10,632,404	10,632,404
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears/Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured)	0.16	8-15-2029	3,000,000	3,000,000
				144,472,404

Vermont : 0.75%

Variable Rate Demand Notes ø: 0.75%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.25	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.25	11-1-2037	5,500,000	5,500,000
				9,700,000

Virginia : 1.20%

Variable Rate Demand Notes ø: 1.20%
Chesterfield County VA IDA Super Radiator Coils Project Series A (IDR, Marshall & Ilsley Bank LOC)	0.13	4-1-2026	2,650,000	2,650,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.16	5-15-2042	6,935,000	6,935,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.20	11-1-2034	5,875,000	5,875,000
				15,460,000

Washington : 0.52%

Variable Rate Demand Notes ø: 0.52%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.20	5-1-2028	1,500,000	1,500,000

11

Portfolio of investments —October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.13%	6-15-2037	$5,200,000	$5,200,000
				6,700,000

West Virginia : 0.52%

Variable Rate Demand Notes ø: 0.52%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.12	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR, American AgCredit LOC)	0.12	10-1-2031	2,700,000	2,700,000
				6,700,000

Wisconsin : 1.83%

Other Municipal Debt : 0.08%
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)	1.00	9-1-2014	1,000,000	1,005,964

Variable Rate Demand Notes ø: 1.75%
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	0.65	9-1-2019	630,000	630,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.28	8-15-2034	9,000,000	9,000,000
Wisconsin HEFAR Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Series DBE-1191 (Health Revenue) 144A	0.13	4-15-2035	3,500,000	3,500,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.45	9-1-2023	8,500,000	8,500,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.45	9-1-2035	1,000,000	1,000,000
				22,630,000

Total Municipal Obligations (Cost $1,268,718,564)				1,268,718,564

Total investments in securities (Cost $1,268,718,564)*	98.38%			1,268,718,564
Other assets and liabilities, net	1.62			20,900,862

Total net assets	100.00%			$1,289,619,426

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
§	Security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

12

Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.19%

Alabama : 0.69%

Variable Rate Demand Notes ø: 0.69%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.23%	8-1-2041	$2,600,000	$2,600,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.14	8-1-2031	1,950,000	1,950,000
				4,550,000

Alaska : 0.75%

Variable Rate Demand Note ø: 0.75%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.10	12-1-2043	5,000,000	5,000,000

Arizona : 2.19%

Other Municipal Debt : 0.52%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	1.50	5-7-2014	1,400,000	1,409,497
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	2,000,000	2,014,486
				3,423,983

Variable Rate Demand Notes ø: 1.67%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.12	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.12	8-1-2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.14	10-1-2026	2,515,000	2,515,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.12	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.12	5-1-2027	1,250,000	1,250,000
				11,115,000

California : 7.49%

Other Municipal Debt : 3.46%
California Commercial Paper Notes Series 2011 A-4 (GO)	0.12	11-19-2013	1,500,000	1,500,000
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	2,300,000	2,323,423
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	4,600,000	4,652,091
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.10	12-4-2013	1,000,000	1,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,001,198
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,001,237
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,002,865
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,012,167
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	1,900,000	1,907,321

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
Los Angeles County CA TRAN Series A (Miscellaneous Revenue)	2.00%	2-28-2014	$1,200,000	$1,207,140
San Diego CA Unified School District Series A-1 (Miscellaneous Revenue)	2.00	1-31-2014	1,000,000	1,004,570
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	3,300,000	3,323,354
				22,935,366

Variable Rate Demand Notes ø: 4.03%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.08	11-1-2040	6,475,000	6,475,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	10-15-2030	8,640,000	8,640,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	2-15-2033	2,500,000	2,500,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	9-15-2032	2,500,000	2,500,000
Tustin CA Unified School District Special Tax Community Facilities District #07-1 (Tax Revenue, Bank of America NA LOC)	0.08	9-1-2050	1,650,000	1,650,000
				26,765,000

Colorado : 1.81%

Variable Rate Demand Notes ø: 1.81%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.13	1-1-2032	3,420,000	3,420,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank LOC) 144A	0.44	9-1-2023	2,960,000	2,960,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.23	11-15-2025	2,600,000	2,600,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.17	7-1-2029	1,635,000	1,635,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.22	11-1-2020	1,375,000	1,375,000
				11,990,000

District of Columbia : 0.57%

Variable Rate Demand Note ø: 0.57%
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.18	10-1-2014	3,755,000	3,755,000

Florida : 5.40%

Other Municipal Debt : 1.99%
Broward County FL School District TAN Series 2013 (Tax Revenue)	5.00	1-30-2014	3,200,000	3,238,380
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.13	11-7-2013	1,800,000	1,800,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.13	11-7-2013	2,300,000	2,300,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.13	11-6-2013	1,800,000	1,800,000
Palm Beach County FL School District TAN Series 2013 (Miscellaneous Revenue)	4.50	1-30-2014	3,000,000	3,032,355
Pinellas County FL HFFA Baycare Health System Series 2003A-1 (Health Revenue, National Insured)	5.00	11-15-2013	1,000,000	1,001,746
				13,172,481

Variable Rate Demand Notes ø: 3.41%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.29	11-1-2022	1,850,000	1,850,000

2

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08%	12-15-2041	$1,760,000	$1,760,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.10	9-15-2038	1,180,000	1,180,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.14	9-1-2015	1,620,000	1,620,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.14	9-1-2015	1,550,000	1,550,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.12	10-1-2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.18	11-15-2033	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	10,000,000	10,000,000
				22,660,000

Georgia : 0.92%

Other Municipal Debt : 0.23%
Metropolitan Atlanta GA Rapid Transit Authority Indenture Sales Tax Series 2012D-2 (Tax Revenue)	0.12	12-5-2013	1,500,000	1,500,000

Variable Rate Demand Notes ø: 0.69%
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.14	4-1-2023	1,600,000	1,600,000
Metropolitan Atlanta GA Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.18	7-1-2020	3,005,000	3,005,000
				4,605,000

Illinois : 6.30%

Other Municipal Debt : 1.22%
Illinois Educational Facilities Authority North Shore Health System & Other Instructions Series 1995 (Education Revenue)	0.12	12-5-2013	5,200,000	5,200,000
Illinois Finance Authority Loyola University of Chicago Finance Program (Education Revenue)	0.12	12-4-2013	2,900,000	2,900,000
				8,100,000

Variable Rate Demand Notes ø: 5.08%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.53	11-1-2023	1,000,000	1,000,000
Chicago IL Board of Education Unlimited Tax Series 2011A Deutsche Bank Spears Series DBE-1210 (GO, AGM Insured) 144A	0.13	12-1-2039	3,000,000	3,000,000
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris NA LOC)	0.12	7-1-2033	2,000,000	2,000,000
Chicago IL Sales Tax Revenue Series 2011A Royal Bank of Canada Municipal Product Incorporated Trust Certificates Series O-2 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.08	1-1-2038	1,000,000	1,000,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	4,000,000	4,000,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	2,150,000	2,150,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.15	12-1-2013	3,125,000	3,125,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase & Company LOC)	0.35	12-1-2018	705,000	705,000

3

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.17%	1-1-2031	$4,700,000	$4,700,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.17	1-1-2031	4,365,000	4,365,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase & Company LOC)	0.55	10-1-2021	805,000	805,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.15	7-1-2029	2,600,000	2,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 Floaters Series 3219 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.10	6-15-2050	2,400,000	2,400,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.31	12-1-2014	1,850,000	1,850,000
				33,700,000

Indiana : 0.95%

Variable Rate Demand Notes ø: 0.95%
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.10	3-1-2041	1,470,000	1,470,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.16	10-1-2023	2,135,000	2,135,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase & Company LOC)	0.35	9-1-2028	2,700,000	2,700,000
				6,305,000

Iowa : 1.31%

Variable Rate Demand Notes ø: 1.31%
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank LOC)	0.12	11-1-2016	1,020,000	1,020,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.10	6-1-2039	6,000,000	6,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.33	6-1-2028	1,700,000	1,700,000
				8,720,000

Kansas : 0.50%

Variable Rate Demand Notes ø: 0.50%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.20	6-1-2020	735,000	735,000
Olathe KS Integral Senior Living LLC Project (IDR, U.S. Bank NA LOC)	0.18	8-1-2027	2,610,000	2,610,000
				3,345,000

Kentucky : 1.02%

Other Municipal Debt : 0.15%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	1,000,000	1,005,964

Variable Rate Demand Notes ø: 0.87%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.23	10-1-2019	2,170,000	2,170,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.16	9-1-2022	2,150,000	2,150,000

4

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.11%	3-1-2021	$1,450,000	$1,450,000
				5,770,000

Louisiana : 2.70%

Variable Rate Demand Notes ø: 2.70%
Calcasieu Parish LA Public Trust Authority WPT Corporation Project (IDR, Bank of America NA LOC)	0.19	12-1-2027	1,000,000	1,000,000
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.13	3-1-2043	7,910,000	7,910,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.28	12-1-2036	4,000,000	4,000,000
Louisiana PFA Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase & Company LOC)	0.08	10-1-2033	5,000,000	5,000,000
				17,910,000

Massachusetts : 1.07%

Other Municipal Debt : 1.07%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	6,000,000	6,071,734
University of Massachusetts Building Authority Series 2013-B1 (Education Revenue)	0.15	1-13-2014	1,000,000	1,000,000
				7,071,734

Michigan : 5.00%

Variable Rate Demand Notes ø: 5.00%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.08	6-1-2034	500,000	500,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.12	9-1-2026	15,495,000	15,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.14	11-15-2049	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.14	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.14	11-15-2047	1,300,000	1,300,000
Michigan State Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.19	10-1-2037	8,000,000	8,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.30	4-1-2042	5,255,000	5,255,000
Michigan Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.20	8-1-2025	550,000	550,000
				33,200,000

Minnesota : 4.84%

Other Municipal Debt : 0.38%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,000,000	1,001,755
Rochester MN Health Care Facilities Mayo Foundation Series 2000-A (Health Revenue)	0.12	1-14-2014	1,500,000	1,500,000
				2,501,755

5

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 4.46%
Becker MN Plymouth Foam Incorporated Project (IDR, U.S. Bank NA LOC)	0.30%	5-1-2019	$1,335,000	$1,335,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	8-15-2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	4-15-2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	6-15-2038	3,645,000	3,645,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.08	8-1-2036	850,000	850,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.08	5-1-2026	568,000	568,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.22	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.23	12-1-2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	2-1-2027	1,380,000	1,380,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	6-1-2032	2,140,000	2,140,000
				29,598,000

Mississippi : 0.29%

Variable Rate Demand Note ø: 0.29%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	2-1-2016	1,900,000	1,900,000

Missouri : 2.21%

Other Municipal Debt : 0.15%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00	8-1-2014	1,000,000	1,013,438

Variable Rate Demand Notes ø: 2.06%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.09	4-1-2027	2,495,000	2,495,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.12	12-1-2036	4,400,000	4,400,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	3-1-2038	1,000,000	1,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.20	12-1-2019	3,970,000	3,970,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.25	4-1-2026	1,765,000	1,765,000
				13,630,000

Nebraska : 0.65%

Variable Rate Demand Note ø: 0.65%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.14	9-1-2031	4,310,000	4,310,000

6

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nevada : 0.59%

Variable Rate Demand Notes ø: 0.59%
Clark County NV Deutsche Bank Spears/Lifers Series DBE-643 (Airport Revenue, Ambac Insured)	0.18%	7-1-2025	$1,500,000	$1,500,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.09	6-1-2042	2,400,000	2,400,000
				3,900,000

New Hampshire : 0.30%

Variable Rate Demand Note ø: 0.30%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA SPA) 144A	0.16	1-1-2037	2,000,000	2,000,000

New Jersey : 3.24%

Variable Rate Demand Notes ø: 3.24%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.11	8-1-2041	11,200,000	11,200,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.13	9-1-2025	2,500,000	2,500,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.14	3-1-2029	660,000	660,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.09	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.13	1-1-2038	1,425,000	1,425,000
				21,535,000

New York : 2.55%

Other Municipal Debt : 1.24%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.12	12-11-2013	1,800,000	1,800,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	1,390,000	1,431,543
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	5,000,000	5,044,277
				8,275,820

Variable Rate Demand Notes ø: 1.31%
Metropolitan Transportation Authority NewYork BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.14	4-19-2015	3,500,000	3,500,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	11-15-2026	1,700,000	1,700,000
New York NY Housing Development Corporation MFHR Series 2012-C (Housing Revenue)	0.22	5-1-2045	500,000	500,000
Port Authority of New York & New Jersey Series 163 Deutsche Bank Spears Series DBE-1197 (Airport Revenue) 144A	0.09	7-15-2039	700,000	700,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.11	7-1-2031	1,320,000	1,320,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.11	7-1-2031	965,000	965,000
				8,685,000

7

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.40%

Variable Rate Demand Note ø: 0.40%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.16%	12-1-2026	$2,650,000	$2,650,000

North Dakota : 3.05%

Other Municipal Debt : 1.28%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.20	12-12-2013	8,000,000	8,000,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	500,000	502,077
				8,502,077

Variable Rate Demand Notes ø: 1.77%
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.13	7-1-2037	2,735,000	2,735,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.13	9-1-2017	9,030,000	9,030,000
				11,765,000

Ohio : 4.64%

Variable Rate Demand Notes ø: 4.64%
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.13	12-1-2043	1,100,000	1,100,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.50	10-1-2021	855,000	855,000
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A	0.11	1-1-2038	6,800,000	6,800,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.10	4-1-2038	1,145,000	1,145,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.12	3-1-2032	15,000,000	15,000,000
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ)	0.13	12-1-2030	1,200,000	1,200,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.15	8-1-2038	4,720,000	4,720,000
				30,820,000

Oklahoma : 0.13%

Variable Rate Demand Note ø: 0.13%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.35	3-1-2018	850,000	850,000

Other : 10.73%

Variable Rate Demand Notes ø: 10.73%
Branch Banking & Trust Series 2040 (Airport Revenue, FGIC Insured, Branch Banking & Trust LIQ)	0.12	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.12	10-1-2015	2,995,000	2,995,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	9-1-2039	4,781,000	4,781,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	12-1-2035	264,000	264,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	7-1-2037	639,000	639,000

8

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Clipper Tax-Exempt Certificate Trust Series Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13%	5-1-2017	$16,765,000	$16,765,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	5-1-2014	1,000,000	1,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.12	5-1-2017	17,307,000	17,307,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.12	6-15-2036	17,680,000	17,680,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.14	8-15-2045	6,904,846	6,904,846
				71,235,846

Pennsylvania : 4.20%

Variable Rate Demand Notes ø: 4.20%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.14	5-1-2036	1,810,000	1,810,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.23	9-1-2032	6,300,000	6,300,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.19	5-1-2022	3,000,000	3,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-1-2041	970,000	970,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	1-1-2018	7,650,000	7,650,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-12-2014	1,905,000	1,905,000
Pennsylvania EDFA Series D-7 (IDR, PNC Bank NA LOC)	0.14	8-1-2022	1,100,000	1,100,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.25	6-1-2028	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.20	6-1-2015	3,465,000	3,465,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.09	1-4-2029	680,000	680,000
				27,880,000

Puerto Rico : 1.37%

Variable Rate Demand Notes ø: 1.37%
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1194 (Tax Revenue) 144A	0.28	8-1-2057	8,100,000	8,100,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1195 (Tax Revenue) 144A	0.28	8-1-2057	1,000,000	1,000,000
				9,100,000

Rhode Island : 0.21%

Variable Rate Demand Note ø: 0.21%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.13	9-1-2020	1,400,000	1,400,000

9

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 2.61%

Other Municipal Debt : 1.31%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.22%	11-5-2013	$2,200,000	$2,200,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-2-2013	2,200,000	2,200,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	12-2-2013	4,300,000	4,300,000
				8,700,000

Variable Rate Demand Notes ø: 1.30%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.12	8-1-2025	2,385,000	2,385,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.16	3-1-2032	5,180,000	5,180,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.13	11-1-2029	1,045,000	1,045,000
				8,610,000

Tennessee : 0.15%

Variable Rate Demand Note ø: 0.15%
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.17	1-1-2017	1,010,000	1,010,000

Texas : 12.09%

Other Municipal Debt : 2.60%
Dallas Area Rapid Transit Series I (Tax Revenue)	0.10	11-6-2013	1,800,000	1,800,000
Dallas Area Rapid Transit Series I (Tax Revenue)	0.13	12-12-2013	1,300,000	1,300,000
Texas PFA Series 2003 (Miscellaneous Revenue)	0.12	11-14-2013	2,400,000	2,400,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	11,600,000	11,772,250
				17,272,250

Variable Rate Demand Notes ø: 9.49%
Brazos River Harbor TX Naval District BASF Corporation Project (IDR)	0.23	5-1-2036	500,000	500,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.14	8-1-2039	1,700,000	1,700,000
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.15	9-1-2041	2,600,000	2,600,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.11	3-1-2023	500,000	500,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue)	0.09	3-1-2023	11,000,000	11,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.14	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.23	4-1-2033	6,000,000	6,000,000
Port Arthur TX Navigation District Environmental Facilities Various Refunding Motiva Enterprises LLC Project Series 2010 (Resource Recovery Revenue)	0.09	4-1-2040	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.10	3-1-2042	11,000,000	11,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.10	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.14	4-1-2028	5,500,000	5,500,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.18	4-1-2015	6,250,000	6,250,000

10

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.38%	12-15-2026	$4,962,289	$4,962,289
Texas Turnpike Authority Capital Appreciation 1st Tier Revenue Series 2002-A Deutsche Bank Spears/Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured)	0.16	8-15-2029	1,155,000	1,155,000
				62,967,289

Utah : 0.18%

Variable Rate Demand Note ø: 0.18%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank LOC)	0.12	10-1-2021	1,200,000	1,200,000

Vermont : 0.15%

Variable Rate Demand Note ø: 0.15%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.07	10-1-2034	1,030,000	1,030,000

Virginia : 1.62%

Variable Rate Demand Notes ø: 1.62%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.16	5-15-2042	1,980,000	1,980,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.20	11-1-2034	6,000,000	6,000,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	8-15-2043	2,745,000	2,745,000
				10,725,000

Washington : 1.26%

Variable Rate Demand Notes ø: 1.26%
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.20	5-1-2028	1,000,000	1,000,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.12	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.12	8-1-2026	2,500,000	2,500,000
				8,390,000

Wisconsin : 3.06%

Variable Rate Demand Notes ø: 3.06%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.25	2-1-2026	3,385,000	3,385,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.31	11-1-2020	1,225,000	1,225,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.15	9-1-2021	1,635,000	1,635,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.16	12-1-2021	1,265,000	1,265,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.11	11-1-2020	1,140,000	1,140,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.12	12-1-2022	1,640,000	1,640,000

11

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Floaters Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.28%	8-15-2034	$3,900,000	$3,900,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.45	9-1-2023	2,000,000	2,000,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, JPMorgan Chase & Company LIQ)	0.15	3-1-2015	735,000	735,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.23	8-1-2019	3,420,000	3,420,000
				20,345,000

Total Municipal Obligations (Cost $658,401,003)				658,401,003

Total investments in securities (Cost $658,401,003)*	99.19%			658,401,003

Other assets and liabilities, net	0.81			5,367,052

Total net assets	100.00%			$663,768,055

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

12

Wells Fargo Advantage Municipal Money Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.45%

Alabama : 2.13%

Variable Rate Demand Notes ø: 2.13%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.23%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board Alabama Power Company Project Series 1993-C (IDR)	0.12	8-1-2017	12,000,000	12,000,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.14	8-1-2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008-C (IDR, Bank of Nova Scotia LOC)	0.10	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-G (IDR, Bank of Nova Scotia LOC)	0.10	4-1-2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-J (IDR, Bank of Nova Scotia LOC)	0.10	4-1-2028	15,000,000	15,000,000
				68,950,000

Arizona : 2.29%

Other Municipal Debt : 0.54%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	1.50	5-7-2014	7,500,000	7,550,880
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	9,900,000	9,971,705
				17,522,585

Variable Rate Demand Notes ø: 1.75%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.13	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	7-1-2024	35,055,000	35,055,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.09	10-1-2029	11,500,000	11,500,000
				56,690,000

California : 14.98%

Other Municipal Debt : 3.28%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	12,100,000	12,223,653
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	21,100,000	21,338,938
California Series 2011 A-4 (GO)	0.12	11-19-2013	8,850,000	8,850,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.10	12-4-2013	5,000,000	5,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	5,300,000	5,306,352
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	2,000,000	2,002,474
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	3,000,000	3,008,594
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	16,500,000	16,566,921
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	7,600,000	7,629,285
Los Angeles County CA TRAN Series A (Miscellaneous Revenue)	2.00	2-28-2014	6,200,000	6,236,890
San Diego CA Unified School District Series A-1 (Education Revenue)	2.00	1-31-2014	3,000,000	3,013,709

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25%	6-30-2014	$15,000,000	$15,106,153
				106,282,969

Variable Rate Demand Notes ø: 11.70%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.09	7-1-2038	2,005,000	2,005,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.09	4-1-2036	6,480,000	6,480,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.09	9-1-2033	11,300,000	11,300,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.09	2-1-2021	5,520,000	5,520,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.08	11-1-2040	67,520,000	67,520,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.09	8-15-2032	10,200,000	10,200,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.08	7-1-2034	29,185,000	29,185,000
California Municipal Finance Authority Pacific Institute Series 2007-A (Housing Revenue, California Bank & Trust LOC)	0.06	8-1-2037	4,715,000	4,715,000
California Series 2005-A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.06	5-1-2040	27,900,000	27,900,000
California Statewide CDA Series 2001-A (Health Revenue, Northern Trust Company LOC)	0.11	3-1-2031	7,900,000	7,900,000
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.08	7-1-2035	16,025,000	16,025,000
Kings County CA Housing Authority Edgewater Apartments Series 2001-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	2-15-2031	7,020,000	7,020,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	12-1-2026	5,500,000	5,500,000
Los Angeles CA Power System Sub Series A3 (Utilities Revenue)	0.06	7-1-2035	18,300,000	18,300,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.09	11-28-2013	13,800,000	13,800,000
Los Rios CA Community College District Series C PUTTER Series 2972 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.10	2-1-2014	5,065,000	5,065,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.09	9-1-2033	56,130,000	56,130,000
Ontario County CA Multi-Family Park Centre Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.08	12-1-2035	9,200,000	9,200,000
Orange County CA Apartment Development Villas Aliento Issue E of 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	8-15-2028	3,140,000	3,140,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996-C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2029	4,840,000	4,840,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007-B (Housing Revenue, FNMA LOC, FNMA Insured)	0.09	8-15-2027	10,000,000	10,000,000
San Francisco CA City & County Airports Commission Series 36A (Airport Revenue, U.S. Bank NA LOC)	0.09	5-1-2026	15,000,000	15,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.08	11-1-2036	8,700,000	8,700,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC LIQ)	0.10	12-1-2017	10,000,000	10,000,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-15-2018	7,300,000	7,300,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.09	4-1-2027	7,120,000	7,120,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.08%	12-1-2038	$7,340,000	$7,340,000
				379,555,000

Colorado : 1.02%

Variable Rate Demand Notes ø: 1.02%
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	2-15-2028	8,300,000	8,300,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.23	11-15-2025	13,500,000	13,500,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	12-15-2038	7,895,000	7,895,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.09	11-15-2034	3,515,000	3,515,000
				33,210,000

Connecticut : 0.18%

Variable Rate Demand Note ø: 0.18%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Series DBE-1164 (Utilities Revenue) 144A	0.13	1-1-2038	6,000,000	6,000,000

Delaware : 0.25%

Variable Rate Demand Note ø: 0.25%
Delaware EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.07	9-1-2032	8,000,000	8,000,000

District of Columbia : 0.34%

Variable Rate Demand Notes ø: 0.34%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue)	0.15	7-1-2032	3,600,000	3,600,000
District of Columbia Family & Child Services Incorporated Series 2006 (Miscellaneous Revenue, Bank of America NA LOC)	0.13	7-1-2041	3,135,000	3,135,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.10	10-1-2047	4,250,000	4,250,000
				10,985,000

Florida : 10.20%

Other Municipal Debt : 2.19%
Broward County FL School District TAN Series 2013 (Education Revenue)	5.00	1-30-2014	15,600,000	15,787,104
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.13	11-7-2013	10,040,000	10,040,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.13	11-7-2013	12,100,000	12,100,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.13	11-6-2013	9,600,000	9,600,000
Palm Beach County FL School District TAN Series 2013 (Miscellaneous Revenue)	4.50	1-30-2014	19,000,000	19,204,913
Pinellas County FL HFFA Baycare Health System Series 2003A-1 (Health Revenue, National Insured)	5.00	11-15-2013	4,430,000	4,437,734
				71,169,751

Variable Rate Demand Notes ø: 8.01%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.08	4-15-2041	7,300,000	7,300,000
Florida Gulf Coast University Finance Corporation Parking Project Series 2009-A (Education Revenue, Harris NA LOC)	0.08	2-1-2039	7,490,000	7,490,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Florida Municipal Power Agency All Requirements Power Supply Series 2008-C (Utilities Revenue, Bank of America NA LOC)	0.09%	10-1-2035	$23,245,000	$23,245,000
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.11	3-1-2021	82,710,000	82,710,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-15-2033	3,550,000	3,550,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	10-15-2032	4,000,000	4,000,000
Orange County FL Sales Tax Revenue Series 2012-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.08	1-1-2020	5,115,000	5,115,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, TD Bank NA LOC)	0.06	7-1-2040	35,400,000	35,400,000
Orlando FL Utilities Commission Series 2011-A (Utilities Revenue) (i)	0.19	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.14	5-1-2038	3,825,000	3,825,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.13	5-1-2025	1,465,000	1,465,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.09	8-1-2028	4,375,000	4,375,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.12	10-1-2041	4,290,000	4,290,000
St. Petersburg FL Public Utility Series 2005 Austin Trust Series 2008-3029X (Utilities Revenue, National Insured, Bank of America NA LIQ) 144A	0.28	10-1-2035	5,400,000	5,400,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.18	11-15-2033	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.30	10-1-2038	43,990,000	43,990,000
				259,645,000

Georgia : 1.47%

Other Municipal Debt : 0.22%
Metropolitan Atlanta GA Rapid Transit Authority Series 2012D-2 (Tax Revenue)	0.12	12-5-2013	7,300,000	7,300,000

Variable Rate Demand Notes ø: 1.25%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.09	11-1-2030	7,990,000	7,990,000
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.14	4-1-2023	5,000,000	5,000,000
Gwinnett County GA Development Authority COP Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.09	10-1-2033	5,000,000	5,000,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.13	7-1-2041	2,620,000	2,620,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.18	7-1-2020	11,000,000	11,000,000
				40,405,000

Hawaii : 0.21%

Variable Rate Demand Note ø: 0.21%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.08	11-1-2020	6,665,000	6,665,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho : 0.60%

Variable Rate Demand Note ø: 0.60%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.11%	12-1-2029	$19,420,000	$19,420,000

Illinois : 7.18%

Other Municipal Debt : 1.12%
Illinois Educational Facilities Authority NorthShore Health System & Other Instructions Series 1995 (Education Revenue)	0.12	12-5-2013	20,700,000	20,700,000
Illinois Finance Authority Loyola University of Chicago Financing Program (Education Revenue)	0.12	12-4-2013	15,700,000	15,700,000
				36,400,000

Variable Rate Demand Notes ø: 6.06%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.08	3-1-2035	12,000,000	12,000,000
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.53	11-1-2023	3,875,000	3,875,000
Chicago IL Board of Education Unlimited Tax Series 2011A Deutsche Bank Spears Series DBE-1210 (Tax Revenue, AGM Insured) 144A	0.13	12-1-2039	14,000,000	14,000,000
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.08	7-1-2023	4,200,000	4,200,000
Chicago IL Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-2 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.08	1-1-2038	3,865,000	3,865,000
Chicago IL Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-6 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.08	1-1-2041	5,665,000	5,665,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	28,800,000	28,800,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	14,250,000	14,250,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.18	11-1-2031	5,225,000	5,225,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.08	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.22	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.10	4-1-2035	9,000,000	9,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.09	9-1-2046	4,000,000	4,000,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue, Northern Trust Company LOC)	0.10	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.20	4-1-2051	6,500,000	6,500,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.17	1-1-2031	22,100,000	22,100,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.17	1-1-2031	24,735,000	24,735,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.10	6-15-2050	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.08	6-15-2020	8,130,000	8,130,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012 B JPMorgan PUTTER Series 4249 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.11%	6-15-2020	$665,000	$665,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) 144A	0.11	3-1-2014	1,675,000	1,675,000
				196,550,000

Indiana : 1.48%

Other Municipal Debt : 0.12%
Wayne Township IN Marion County School Building Corporation Series 2003-B (Lease Revenue, FGIC Insured)	5.25	1-15-2014	4,000,000	4,041,455

Variable Rate Demand Notes ø: 1.36%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.11	7-1-2038	4,920,000	4,920,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	3-1-2036	10,000,000	10,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.23	5-1-2016	3,000,000	3,000,000
				44,060,000

Iowa : 1.32%

Variable Rate Demand Notes ø: 1.32%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.10	6-1-2039	34,000,000	34,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.09	8-1-2041	8,890,000	8,890,000
				42,890,000

Kansas : 0.28%

Variable Rate Demand Note ø: 0.28%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.08	11-15-2038	9,000,000	9,000,000

Kentucky : 0.65%

Other Municipal Debt : 0.10%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	3,200,000	3,219,086

Variable Rate Demand Notes ø: 0.55%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.11	10-1-2032	6,540,000	6,540,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.11	7-1-2038	6,105,000	6,105,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.11	12-1-2038	5,095,000	5,095,000
				17,740,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 0.93%

Variable Rate Demand Notes ø: 0.93%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.10%	7-1-2040	$4,095,000	$4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.08	9-1-2033	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (IDR)	0.12	8-1-2017	6,815,000	6,815,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase & Company LOC)	0.08	10-1-2033	10,400,000	10,400,000
				30,265,000

Maryland : 0.85%

Variable Rate Demand Notes ø: 0.85%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.15	12-3-2035	1,625,000	1,625,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC LIQ)	0.08	11-1-2038	3,000,000	3,000,000
Maryland HEFA Johns Hopkins University Issue Series 2004-A (Education Revenue, Bank of America NA LIQ) 144A	0.14	7-1-2033	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.08	7-1-2041	10,000,000	10,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series 1998 (Health Revenue)	0.13	1-1-2024	6,320,000	6,320,000
				27,610,000

Massachusetts : 1.86%

Other Municipal Debt : 1.08%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	31,000,000	31,370,627
University of Massachusetts Building Authority Series 2013-B1 (Education Revenue)	0.15	1-13-2014	3,750,000	3,750,000
				35,120,627

Variable Rate Demand Notes ø: 0.78%
Massachusetts College Building Authority Series 2011 (Education Revenue) (i)	0.17	11-1-2034	13,860,000	13,860,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.09	3-1-2034	11,450,000	11,450,000
				25,310,000

Michigan : 0.54%

Variable Rate Demand Notes ø: 0.54%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.08	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.14	11-15-2049	5,250,000	5,250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.14	11-15-2047	5,925,000	5,925,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.14	11-15-2049	4,300,000	4,300,000
				17,475,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 3.31%

Other Municipal Debt : 0.37%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00%	2-1-2014	$2,500,000	$2,504,386
Rochester MN Health Care Facilities Mayo Foundation Series 2000-A (Health Revenue)	0.12	1-14-2014	9,400,000	9,400,000
				11,904,386

Variable Rate Demand Notes ø: 2.94%
Arden Hills MN Northwestern College Project Series 2010 (Education Revenue, BMO Harris Bank NA LOC)	0.09	11-30-2030	7,380,000	7,380,000
Bloomington MN Bristol Village Apartments Project Series 2002-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.08	7-1-2038	5,555,000	5,555,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	10-15-2033	975,000	975,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.09	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	2-15-2031	1,815,000	1,815,000
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.08	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2035	9,835,000	9,835,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.08	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.10	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.09	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.14	3-1-2024	6,260,000	6,260,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.14	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.08	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.08	11-1-2035	9,215,000	9,215,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	2-15-2033	1,135,000	1,135,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.08	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.08	8-1-2034	1,345,000	1,345,000
				95,440,000

Mississippi : 0.97%

Variable Rate Demand Note ø: 0.97%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	11-1-2018	31,560,000	31,560,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 0.70%

Other Municipal Debt : 0.13%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00%	8-1-2014	$4,000,000	$4,053,754

Variable Rate Demand Notes ø: 0.57%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.08	8-1-2035	5,110,000	5,110,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.09	4-1-2027	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.09	4-1-2027	250,000	250,000
Missouri Development Finance Board Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.09	6-1-2037	9,525,000	9,525,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.27	3-1-2022	1,765,000	1,765,000
				18,555,000

Nevada : 0.02%

Variable Rate Demand Note ø: 0.02%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.09	6-1-2042	600,000	600,000

New Hampshire : 0.74%

Variable Rate Demand Notes ø: 0.74%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.08	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	10-1-2017	5,935,000	5,935,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.09	10-1-2036	11,700,000	11,700,000
				23,915,000

New Jersey : 0.94%

Variable Rate Demand Notes ø: 0.94%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.08	12-1-2025	1,195,000	1,195,000
New Jersey EDA Diocese of Metuchen Project 2005 (Education Revenue, Bank of America NA LOC)	0.15	9-1-2030	3,800,000	3,800,000
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.13	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.13	9-1-2025	11,000,000	11,000,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.14	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.08	10-1-2030	4,000,000	4,000,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.13	1-1-2038	5,700,000	5,700,000
				30,625,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 3.78%

Other Municipal Debt : 1.27%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.12%	12-11-2013	$9,825,000	$9,825,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	6,000,000	6,179,321
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	25,000,000	25,221,384
				41,225,705

Variable Rate Demand Notes ø: 2.51%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.14	4-19-2015	19,300,000	19,300,000
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.08	11-1-2041	7,300,000	7,300,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	11-15-2026	23,300,000	23,300,000
New York NY Housing Development Corporation Manhattan Avenue Development Series 2012-A (Housing Revenue, FHLMC LIQ)	0.08	6-1-2046	8,000,000	8,000,000
New York NY Housing Development Corporation MFHR Series 2012-C (Housing Revenue)	0.22	5-1-2045	2,100,000	2,100,000
Port Authority of New York Series 163 Deutsche Bank Spears Series DBE-1197 (Airport Revenue) 144A	0.09	7-15-2039	9,425,000	9,425,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.11	7-1-2017	3,505,000	3,505,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.11	7-1-2031	4,945,000	4,945,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.11	7-1-2031	3,450,000	3,450,000
				81,325,000

North Carolina : 1.79%

Variable Rate Demand Notes ø: 1.79%
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.09	10-1-2034	5,260,000	5,260,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.09	5-1-2024	2,960,000	2,960,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.09	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.09	7-1-2028	4,330,000	4,330,000
North Carolina Educational Facilities Finance Agency Elon College Series 1997 (Education Revenue, TD Bank NA LOC)	0.06	1-1-2019	12,590,000	12,590,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.09	12-1-2033	4,700,000	4,700,000
North Carolina Port Authority Facilities Series 2008 (Airport Revenue, Branch Banking & Trust LOC)	0.09	6-1-2036	3,500,000	3,500,000
University of North Carolina Hospitals at Chapel Hill Series 2003-A (Health Revenue, Bank of America NA SPA)	0.04	2-1-2029	22,050,000	22,050,000
				58,080,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 1.67%

Other Municipal Debt : 1.40%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.20%	12-12-2013	$42,200,000	$42,200,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	3,000,000	3,012,460
				45,212,460

Variable Rate Demand Note ø: 0.27%
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank LOC)	0.09	11-1-2028	8,815,000	8,815,000

Ohio : 2.82%

Variable Rate Demand Notes ø: 2.82%
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.13	12-1-2043	4,400,000	4,400,000
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A	0.11	1-1-2038	76,385,000	76,385,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.09	6-1-2033	2,100,000	2,100,000
Princeton OH School District MSTR (GO, National Insured, Societe Generale LIQ)	0.13	12-1-2030	5,680,000	5,680,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.25	9-1-2015	2,810,000	2,810,000
				91,375,000

Oregon : 0.41%

Variable Rate Demand Note ø: 0.41%
Oregon Veterans Welfare Series 90-B (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.05	12-1-2045	13,400,000	13,400,000

Other : 3.40%

Variable Rate Demand Notes ø: 3.40%
Clipper Tax-Exempt Certificate Trust Series COP Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	2-15-2028	81,466,000	81,466,000
Clipper Tax-Exempt Certificate Trust Series COP Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	9-1-2014	28,780,000	28,780,000
				110,246,000

Pennsylvania : 5.25%

Variable Rate Demand Notes ø: 5.25%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	4-25-2014	7,000,000	7,000,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	8-1-2032	6,590,000	6,590,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.08	11-1-2020	10,000,000	10,000,000
Beaver County PA IDA FirstEnergy Nuclear Generation Corporation Project Series 2006-B (IDR, Citibank NA LOC)	0.08	12-1-2035	27,000,000	27,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.08	7-15-2021	10,000,000	10,000,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08%	11-1-2035	$15,000,000	$15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	5-1-2014	6,000,000	6,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-1-2041	6,680,000	6,680,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-12-2014	10,525,000	10,525,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000-J-1 (Education Revenue, PNC Bank NA LOC)	0.09	11-1-2030	1,725,000	1,725,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.25	6-1-2028	8,300,000	8,300,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 ROC RR-II-R-11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144A	0.23	12-1-2023	7,600,000	7,600,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 1970 (Lease Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.20	12-1-2014	2,970,000	2,970,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 3498Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.20	6-1-2015	3,540,000	3,540,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	12-1-2038	7,465,000	7,465,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.09	1-4-2029	10,290,000	10,290,000
Upper St. Clair Township PA Remarketed Bonds Series 2008 (GO)	0.11	6-1-2038	29,475,000	29,475,000
				170,160,000

Puerto Rico : 1.31%

Variable Rate Demand Notes ø: 1.31%
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1194 (Tax Revenue) 144A	0.28	8-1-2057	36,550,000	36,550,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1195 (Tax Revenue) 144A	0.28	8-1-2057	3,095,000	3,095,000
Puerto Rico Sales Tax Financing Corporation Series 2007-A Deutsche Bank Spears Series DB-1196 (Tax Revenue) 144A	0.28	8-1-2057	2,750,000	2,750,000
				42,395,000

Rhode Island : 0.18%

Variable Rate Demand Note ø: 0.18%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.13	9-1-2020	5,800,000	5,800,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 2.18%

Other Municipal Debt : 1.48%
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.22%	11-5-2013	$10,800,000	$10,800,000
South Carolina Public Service Authority Sub Series D (Utilities Revenue)	0.22	11-13-2013	1,799,000	1,799,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-2-2013	10,800,000	10,800,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	12-2-2013	21,600,000	21,600,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-2-2013	2,900,000	2,900,000
				47,899,000

Variable Rate Demand Notes ø: 0.70%
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.09	6-1-2035	2,075,000	2,075,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.08	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.13	11-1-2029	4,505,000	4,505,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.09	11-1-2034	2,370,000	2,370,000
South Carolina Public Service Authority Series 2007-A JPMorgan PUTTER Series 2019 (Miscellaneous Revenue, Ambac Insured, JPMorgan Chase & Company LIQ)	0.16	1-1-2015	7,005,000	7,005,000
South Carolina Public Service Authority Series 2013-A JPMorgan PUTTER Series 4379 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	6-1-2037	2,000,000	2,000,000
				22,635,000

South Dakota : 0.20%

Variable Rate Demand Note ø: 0.20%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	2-15-2031	6,495,000	6,495,000

Tennessee : 1.20%

Variable Rate Demand Notes ø: 1.20%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.09	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.09	6-1-2037	6,450,000	6,450,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.09	6-1-2042	4,650,000	4,650,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.10	3-1-2016	12,470,000	12,470,000
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue)	0.12	9-1-2018	5,480,000	5,480,000
Metropolitan Government Nashville & Davidson County TN Series 2005-C Clipper Tax-Exempt 2009-23 (GO, State Street Bank & Trust Company LIQ)	0.08	2-1-2016	4,420,000	4,420,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.09	6-1-2035	4,500,000	4,500,000
				38,970,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas : 13.11%

Other Municipal Debt : 2.96%
Dallas Area Rapid Transit Series I (Tax Revenue)	0.10%	11-6-2013	$6,700,000	$6,700,000
Dallas Area Rapid Transit Series I (Tax Revenue)	0.13	12-12-2013	6,400,000	6,400,000
North East Independent School District Texas Series 2004 (GO)	5.25	8-1-2014	6,055,000	6,285,754
Texas PFA Series 2003 (Miscellaneous Revenue)	0.12	11-14-2013	12,190,000	12,190,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	63,330,000	64,271,571
				95,847,325

Variable Rate Demand Notes ø: 10.15%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.08	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.08	9-1-2036	11,935,000	11,935,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (IDR)	0.18	7-1-2022	4,900,000	4,900,000
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.15	9-1-2041	12,970,000	12,970,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank LOC)	0.09	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	2-15-2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.08	6-1-2027	10,000,000	10,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004-A (Resource Recovery Revenue)	0.09	3-1-2023	86,350,000	86,350,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011-A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.08	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.14	12-1-2023	7,100,000	7,100,000
North TX Tollway Authority Series 2008-A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.10	1-1-2048	2,440,000	2,440,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.08	8-1-2041	7,385,000	7,385,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.22	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.10	3-1-2042	32,500,000	32,500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.10	6-1-2041	45,000,000	45,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.12	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.09	11-1-2040	17,200,000	17,200,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.10	3-1-2039	9,000,000	9,000,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.08	8-1-2041	13,320,000	13,320,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.38	12-15-2026	8,961,340	8,961,340

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears/Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured)	0.16%	8-15-2029	$7,120,000	$7,120,000
				329,121,340

Utah : 0.30%

Variable Rate Demand Note ø: 0.30%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.11	12-1-2034	9,675,000	9,675,000

Vermont : 0.93%

Variable Rate Demand Notes ø: 0.93%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.07	10-1-2028	1,880,000	1,880,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.07	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.07	10-1-2034	9,405,000	9,405,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.07	10-1-2029	1,780,000	1,780,000
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.06	9-1-2038	14,000,000	14,000,000
				30,205,000

Virginia : 0.96%

Variable Rate Demand Notes ø: 0.96%
Arlington County VA IDA MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC LIQ)	0.08	3-1-2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.16	5-15-2042	18,335,000	18,335,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.09	12-1-2033	3,660,000	3,660,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.20	11-1-2034	4,975,000	4,975,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.20	11-1-2034	3,200,000	3,200,000
				30,970,000

Washington : 1.08%

Variable Rate Demand Notes ø: 1.08%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured) 144A	0.08	1-1-2039	17,890,000	17,890,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.25	5-1-2015	1,140,000	1,140,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.20	5-1-2028	2,625,000	2,625,000
Washington Health Care Facilities Authority Multicare Health System Series 2009-A Deutsche Bank Spears Series DBE-109 (Health Revenue) 144A	0.13	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.08	7-1-2044	4,250,000	4,250,000

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)		0.10%	6-1-2032	$5,775,000	$5,775,000
					35,055,000

Wisconsin : 4.15%

Other Municipal Debt : 0.07%
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)		1.00	9-1-2014	2,250,000	2,263,420

Variable Rate Demand Notes ø: 4.08%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank LOC)		0.09	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)		0.09	1-1-2027	2,850,000	2,850,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)		0.10	9-1-2036	7,800,000	7,800,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)		0.08	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A		0.28	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Series DBE-1191 (Health Revenue) 144A		0.13	4-15-2035	4,000,000	4,000,000
Wisconsin Housing & EDA Series 2003-E (Housing Revenue, AGM Insured, FHLB SPA)		0.16	5-1-2043	9,095,000	9,095,000
Wisconsin Housing & EDA Series 2012-A (Housing Revenue, FHLB LIQ)		0.08	5-1-2055	19,100,000	19,100,000
Wisconsin Housing & EDA Series 2012-B (Housing Revenue, FHLB LIQ)		0.08	5-1-2055	12,440,000	12,440,000
					132,350,740

Wyoming : 0.29%

Variable Rate Demand Note ø: 0.29%
Wyoming CDA Series 2001 A (Housing Revenue, Bank of America NA SPA)		0.05	12-1-2035	9,545,000	9,545,000

Total Municipal Obligations (Cost $3,257,200,603)					3,257,200,603

Total investments in securities (Cost $3,257,200,603)*	100.45%				3,257,200,603
Other assets and liabilities, net	(0.45)				(14,699,051)

Total net assets	100.00%				$3,242,501,552

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements : 40.41%
Bank of Nova Scotia, dated 10-31-2013, maturity value $900,002,250 (1)	0.09%	11-1-2013	$900,000,000	$900,000,000
Barclays Capital Incorporated, dated 10-31-2013, maturity value $766,126,703 (2)	0.08	11-1-2013	766,125,000	766,125,000
Barclays Capital Incorporated, dated 2-1-2013, maturity value $100,060,667 (3) ¢±§	0.08	11-1-2013	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 10-31-2013, maturity value $200,000,500 (4)	0.09	11-1-2013	200,000,000	200,000,000
Citigroup Global Markets, dated 10-31-2013, maturity value $250,000,625 (5)	0.09	11-1-2013	250,000,000	250,000,000
Credit Agricole, dated 10-25-2013, maturity value $250,001,944 (6)	0.04	11-1-2013	250,000,000	250,000,000
Credit Agricole, dated 10-31-2013, maturity value $750,001,875 (7)	0.09	11-1-2013	750,000,000	750,000,000
Credit Suisse Securities USA, dated 10-28-2013, maturity value $250,002,431 (8)	0.05	11-4-2013	250,000,000	250,000,000
Credit Suisse Securitiess USA, dated 10-31-2013, maturity Value $250,000,556 (9)	0.08	11-1-2013	250,000,000	250,000,000
Deutsche Bank Securities, dated 10-31-2013, maturity value $750,002,083 (10)	0.10	11-1-2013	750,000,000	750,000,000
Goldman Sachs & Company, dated 10-31-2013, maturity value $110,000,153 (11)	0.05	11-1-2013	110,000,000	110,000,000
JPMorgan Securities, dated 8-6-2013, maturity value $625,135,938 (12) ¢±§	0.09	11-1-2013	625,000,000	625,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-2013, maturity value $125,000,313 (13)	0.09	11-1-2013	125,000,000	125,000,000
Morgan Stanley & Company, dated 10-31-2013, maturity value $150,000,375 (14)	0.09	11-1-2013	150,000,000	150,000,000
Royal Bank of Scotland Securities Incorporated, dated 10-31-2013, maturity value $100,000,250 (15)	0.09	11-1-2013	100,000,000	100,000,000
SG Americas Securities LLC, dated 10-31-2013, maturity value $150,000,333 (16)	0.08	11-1-2013	150,000,000	150,000,000
Societe Generale NY, dated 10-29-2013, maturity value $250,002,917 (17)	0.06	11-5-2013	250,000,000	250,000,000
Total Repurchase Agreements (Cost $5,976,125,000)				5,976,125,000

Treasury Debt : 59.23%
U.S. Treasury Bill (z)	0.01	1-2-2014	600,000,000	599,989,882
U.S. Treasury Bill (z)	0.02	12-12-2013	450,000,000	449,987,365
U.S. Treasury Bill (z)	0.02	11-21-2013	500,000,000	499,983,834
U.S. Treasury Bill (z)	0.02	12-26-2013	650,000,000	649,960,583
U.S. Treasury Bill (z)	0.03	1-23-2014	300,000,000	299,978,097
U.S. Treasury Bill (z)	0.04	12-5-2013	600,000,000	599,975,048
U.S. Treasury Bill (z)	0.04	11-7-2013	500,000,000	499,995,802
U.S. Treasury Bill (z)	0.04	11-29-2013	500,000,000	499,984,289
U.S. Treasury Bill (z)	0.04	1-30-2014	600,000,000	599,936,782
U.S. Treasury Bill (z)	0.06	11-14-2013	500,000,000	499,989,956
U.S. Treasury Bill (z)	0.08	2-20-2014	150,000,000	149,964,156
U.S. Treasury Bill (z)	0.08	1-9-2014	100,000,000	99,985,050
U.S. Treasury Note	0.25	11-30-2013	190,000,000	190,025,509
U.S. Treasury Note	0.25	3-31-2014	100,000,000	100,059,404
U.S. Treasury Note	0.50	11-15-2013	200,000,000	200,030,248
U.S. Treasury Note	0.75	12-15-2013	283,000,000	283,221,735
U.S. Treasury Note	1.00	1-15-2014	75,000,000	75,139,826
U.S. Treasury Note	1.25	3-15-2014	230,000,000	231,011,953
U.S. Treasury Note	1.25	4-15-2014	100,000,000	100,522,826
U.S. Treasury Note	1.88	4-30-2014	245,000,000	247,172,118
U.S. Treasury Note	2.00	11-30-2013	268,000,000	268,403,206
U.S. Treasury Note	2.38	8-31-2014	986,000,000	1,004,145,897
U.S. Treasury Note	4.00	2-15-2014	250,000,000	252,816,910
U.S. Treasury Note	4.25	11-15-2013	150,000,000	150,238,108
U.S. Treasury Note	4.25	11-15-2014	200,000,000	208,508,025
Total Treasury Debt (Cost $8,761,026,609)				8,761,026,609

1

Portfolio of investments — October 31, 2013 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund

Total investments in securities (Cost $14,737,151,609)*	99.64%	$14,737,151,609
Other assets and liabilities, net	0.36	52,891,629

Total net assets	100.00%	$14,790,043,238

^^	Collateralized by:
(1)	U.S. government securities, 0.13% to 6.13%, 5-31-2014 to 2-15-2043, fair value including accrued interest is $918,000,074.
(2)	U.S. government securities, 0.00% to 2.63%, 11-15-2013 to 5-15-2023, fair value including accrued interest is $781,447,531.
(3)	U.S. government securities, 0.88% to 2.75%, 11-30-2016 to 2-15-2019, fair value including accrued interest is $102,000,028.
(4)	U.S. government securities, 0.25% to 1.38%, 3-31-2015 to 11-30-2018, fair value including accrued interest is $204,000,044.
(5)	U.S. government securities, 0.25% to 8.13%, 5-31-2014 to 5-15-2043, fair value including accrued interest is $255,000,025.
(6)	U.S. government securities, 0.13% to 3.63%, 4-15-2014 to 2-15-2043, fair value including accrued interest is $255,000,057.
(7)	U.S. government securities, 0.25% to 1.50%, 10-31-2015 to 5-31-2017, fair value including accrued interest is $765,000,007.
(8)	U.S. government securities, 4.25% to 6.25%, 8-15-2015 to 5-15-2030, fair value including accrued interest is $255,004,583.
(9)	U.S. government securities, 2.50% to 4.25%, 4-30-2015 to 8-15-2015, fair value including accrued interest is $255,000,763.
(10)	U.S. government securities, 0.00% to 4.50%, 1-31-2014 to 5-15-2038, fair value including accrued interest is $765,000,153.
(11)	U.S. government security, 0.63%, 2-15-2043, fair value including accrued interest is $112,200,021.
(12)	U.S. government securities, 0.63% to 3.63%, 4-15-2028 to 2-15-2043, fair value including accrued interest is $637,500,391.
(13)	U.S. government securities, 0.25% to 4.63%, 9-30-2015 to 2-15-2040, fair value including accrued interest is $127,500,099.
(14)	U.S. government securities, 0.00% to 4.00%, 2-15-2015 to 8-15-2022, fair value including accrued interest is $153,000,015.
(15)	U.S. government security, 2.38%, 1-15-2017, fair value including accrued interest is $102,002,231.
(16)	U.S. government security, 0.00%, 4-24-2014, fair value including accrued interest is $153,000,050.
(17)	U.S. government securities, 0.13% to 3.88%, 7-15-2014 to 2-15-2043, fair value including accrued interest is $255,046,530.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: December 23, 2013

By:	/s/ Nancy Wiser

Nancy Wiser Treasurer

Date: December 23, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date: December 23, 2013